UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22127
Columbia Funds Variable Series Trust II
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Daniel J. Beckman
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800) 345-6611
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2024
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders
Variable Portfolio – Partners Core Bond Fund
Class 1
Semiannual Shareholder Report | June 30, 2024
This
semiannual shareholder report
contains important information about Variable Portfolio – Partners Core Bond Fund (the Fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 24	0.48%
Key Fund Statistics
Fund net assets	$4,842,681,173
Total number of portfolio holdings	2,741
Portfolio turnover for the reporting period	114%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's, S&P and Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Uniform Mortgage-Backed Security TBA 07/15/2054 6.000%	1.6%
U.S. Treasury 05/15/2041 2.250%	1.0%
U.S. Treasury 08/15/2041 1.750%	0.9%
U.S. Treasury 08/31/2027 0.500%	0.8%
Uniform Mortgage-Backed Security TBA 07/15/2054 6.500%	0.8%
U.S. Treasury 02/15/2054 4.250%	0.8%
Federal National Mortgage Association 04/01/2052 3.000%	0.7%
U.S. Treasury 06/30/2029 4.250%	0.6%
U.S. Treasury 08/15/2032 2.750%	0.6%
U.S. Treasury 04/30/2029 4.625%	0.6%
Asset Categories
Credit Quality
Availability of Additional Information
For
additional
information
about the Fund: including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the F un
d’s website included at the beginning of this report.
Columbia Variable funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Variable Portfolio – Partners Core Bond Fund
Class 2
Semiannual Shareholder Report | June 30, 2024
This
semiannual shareholder report
contains important information about Variable Portfolio – Partners Core Bond Fund (the Fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 36	0.73%
Key Fund Statistics
Fund net assets	$ 4,842,681,173
Total number of portfolio holdings	2,741
Portfolio turnover for the reporting period	114%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's, S&P and Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Uniform Mortgage-Backed Security TBA 07/15/2054 6.000%	1.6%
U.S. Treasury 05/15/2041 2.250%	1.0%
U.S. Treasury 08/15/2041 1.750%	0.9%
U.S. Treasury 08/31/2027 0.500%	0.8%
Uniform Mortgage-Backed Security TBA 07/15/2054 6.500%	0.8%
U.S. Treasury 02/15/2054 4.250%	0.8%
Federal National Mortgage Association 04/01/2052 3.000%	0.7%
U.S. Treasury 06/30/2029 4.250%	0.6%
U.S. Treasury 08/15/2032 2.750%	0.6%
U.S. Treasury 04/30/2029 4.625%	0.6%
Asset Categories
Credit Quality
Availability
of Additional Information
For additional information about the Fund: including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
Columbia Variable funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Variable Portfolio – Partners Core Bond Fund
Semiannual Financial Statements and Additional Information
June 30, 2024 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Variable Portfolio – Partners Core Bond Fund | 2024

Portfolio of Investments
June 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 9.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Academic Loan Funding Trust(a),(b)
Series 2013-1A Class A
30-day Average SOFR + 0.914% Floor 0.800% 12/26/2044	6.250%	383,180	359,197
ACC Trust(a)
Series 2021-1 Class D
03/22/2027	5.250%	3,946,251	3,442,425
Ally Auto Receivables Trust
Subordinated Series 2022-3 Class A4
06/15/2031	5.070%	1,013,000	1,007,662
American Express Credit Account Master Trust
Series 2024-2 Class A
04/15/2031	5.240%	9,526,000	9,708,924
Americredit Automobile Receivables Trust
Series 2023-1 Class A3
11/18/2027	5.620%	908,000	909,388
AmeriCredit Automobile Receivables Trust
Series 2022-2 Class A3
04/18/2028	4.380%	1,753,505	1,741,430
Series 2023-2 Class A3
05/18/2028	5.810%	1,810,000	1,819,775
BA Credit Card Trust
Series 2023-A2 Class A2
11/15/2028	4.980%	6,883,000	6,875,007
Series 2024-A1 Class A
05/15/2029	4.930%	5,172,000	5,169,764
Bastion Funding I LLC(a),(c)
Series 2023-1A Class A2
04/25/2038	7.119%	2,549,162	2,577,203
Business Jet Securities LLC(a)
Series 2021-1A Class A
04/15/2036	2.162%	902,112	854,260
Subordinated Series 2021-1 Class B
04/15/2036	2.918%	1,359,918	1,286,472
Subordinated Series 2022-1A Class C
06/15/2037	6.413%	3,139,280	3,047,080
Subordinated Series 2024-1A Class C
05/15/2039	9.132%	3,746,673	3,796,965
Capital One Prime Auto Receivables Trust
Series 2023-1 Class A3
02/15/2028	4.870%	3,225,000	3,204,733
Cars Net Lease Mortgage Notes(a)
Series 2020-1A Class A3
12/15/2050	3.100%	844,950	758,642
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Carvana Auto Receivables Trust(a)
Series 2023-P3 Class A4
07/10/2029	5.710%	1,418,000	1,432,125
Chase Auto Owner Trust(a)
Series 2022-AA Class A4
03/27/2028	3.990%	1,305,000	1,272,916
College Ave Student Loans LLC(a),(b)
Series 2017-A Class A1
1-month Term SOFR + 1.764% Floor 1.650% 11/26/2046	7.110%	459,522	463,157
College Ave Student Loans LLC(a)
Series 2018-A Class A2
12/26/2047	4.130%	298,201	282,540
Series 2019-A Class A2
12/28/2048	3.280%	750,025	694,640
COOF Securitization Trust Ltd.(a),(d),(e)
CMO Series 2014-1 Class A
06/25/2040	2.899%	219,590	15,028
Credit Acceptance Auto Loan Trust(a)
Series 2021-3A Class B
07/15/2030	1.380%	4,162,000	4,139,335
Series 2024-2A Class C
10/16/2034	6.700%	6,667,000	6,707,246
Subordinated Series 2021-3A Class C
09/16/2030	1.630%	1,504,000	1,482,001
Subordinated Series 2023-1A Class C
07/15/2033	7.710%	5,195,000	5,335,250
Subordinated Series 2023-2A Class C
09/15/2033	7.150%	3,750,000	3,801,277
Subordinated Series 2023-3A Class C
12/15/2033	7.620%	5,000,000	5,128,195
Subordinated Series 2023-5A Class C
04/17/2034	7.300%	5,390,000	5,478,243
DataBank Issuer(a)
Series 2021-1A Class A2
02/27/2051	2.060%	2,850,000	2,645,147
Diamond Resorts Owner Trust(a)
Subordinated Series 2021-1A Class D
11/21/2033	3.830%	1,062,508	979,822
Discover Card Execution Note Trust
Series 2023-A1 Class A
03/15/2028	4.310%	2,617,000	2,576,836
Series 2023-A2 Class A
06/15/2028	4.930%	8,120,000	8,082,873
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DLLAA LLC(a)
Series 2023-1A Class A3
02/22/2028	5.640%	2,105,000	2,119,781
DT Auto Owner Trust(a)
Subordinated Series 2021-2A Class C
02/16/2027	1.100%	267,206	266,333
Exeter Automobile Receivables Trust(a)
Series 2022-3A Class E
01/15/2030	9.090%	7,000,000	7,226,101
Subordinated Series 2023-2A Class E
11/15/2030	9.750%	863,000	917,056
Subordinated Series 2023-4A Class E
02/18/2031	9.570%	2,035,000	2,132,820
Exeter Automobile Receivables Trust
Subordinated Series 2022-2A Class D
07/17/2028	4.560%	6,035,000	5,898,404
Subordinated Series 2022-5A Class D
02/15/2029	7.400%	5,000,000	5,097,535
Subordinated Series 2023-5A Class D
02/15/2030	7.130%	2,934,000	3,028,631
FHF Issuer Trust(a)
Series 2024-1A Class A2
02/15/2030	5.690%	2,830,000	2,822,209
Flagship Credit Auto Trust(a)
Series 2019-4 Class D
01/15/2026	3.120%	1,732,271	1,716,336
FMC GMSR Issuer Trust(a),(d)
Series 2024-SAT1 Class A
03/26/2027	6.500%	6,275,000	6,150,108
Ford Credit Auto Lease Trust
Series 2024-A Class A4
06/15/2027	5.050%	915,000	908,147
Ford Credit Auto Owner Trust
Series 2022-D Class A4
03/15/2028	5.300%	917,000	915,790
Series 2023-A Class A3
02/15/2028	4.650%	3,954,000	3,916,369
Ford Credit Auto Owner Trust(a)
Series 2024-1 Class A
08/15/2036	4.870%	1,693,000	1,676,037
Foundation Finance Trust(a)
Series 2019-1A Class A
11/15/2034	3.860%	2,355	2,352
Series 2020-1A Class A
07/16/2040	3.540%	634,725	622,207
Subordinated Series 2023-2A Class B
06/15/2049	6.970%	4,000,000	4,115,934
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Foursight Capital Automobile Receivables Trust(a)
Subordinated Series 2021-2 Class D
09/15/2027	1.920%	850,000	823,734
FREED ABS Trust(a)
Subordinated Series 2021-2 Class C
06/19/2028	1.940%	219,345	218,586
Subordinated Series 2021-3FP Class D
11/20/2028	2.370%	1,625,724	1,590,685
Subordinated Series 2022-1FP Class D
03/19/2029	3.350%	4,150,000	4,052,758
GLS Auto Receivables Issuer Trust(a)
Subordinated Series 2021-1A Class D
01/15/2027	1.680%	840,088	822,307
Subordinated Series 2021-1A Class E
01/18/2028	3.140%	7,240,000	6,994,156
Subordinated Series 2021-3A Class D
07/15/2027	1.480%	8,330,000	7,914,727
Subordinated Series 2023-4A Class D
08/15/2029	7.180%	2,835,000	2,920,278
GLS Auto Receivables Trust(a)
Subordinated Series 2021-2A Class D
04/15/2027	1.420%	2,250,000	2,171,150
GM Financial Automobile Leasing Trust
Series 2023-2 Class A4
05/20/2027	5.090%	1,277,000	1,271,191
Series 2023-3 Class A4
08/20/2027	5.440%	812,000	812,720
Series 2024-2 Class A3
07/20/2027	5.390%	1,987,000	1,992,345
GM Financial Consumer Automobile Receivables Trust
Series 2022-4 Class A3
08/16/2027	4.820%	1,574,000	1,565,646
Series 2024-2 Class A3
03/16/2029	5.100%	2,708,000	2,705,356
GM Financial Revolving Receivables Trust(a)
Series 2024-1 Class A
12/11/2036	4.980%	1,302,000	1,295,527
Goodgreen Trust(a)
Series 2017-1A Class A
10/15/2052	3.740%	144,869	130,758
Series 2017-2A Class A
10/15/2053	3.260%	744,284	664,118
Series 2019-2A Class A
04/15/2055	2.760%	1,044,519	882,732
Goodgreen Trust(a),(c),(f)
Series 2017-R1A Class R
10/20/2052	5.000%	396,304	361,746
The accompanying Notes to Financial Statements are an integral part of this statement.

Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HERO Funding Trust(a)
Series 2016-3A Class A1
09/20/2042	3.080%	241,522	216,125
Series 2017-1A Class A2
09/20/2047	4.460%	382,377	346,973
Series 2017-3A Class A2
09/20/2048	3.950%	491,484	434,489
HGI CRE CLO Ltd.(a),(b)
Series 2022-FL3 Class D
30-day Average SOFR + 3.750% Floor 3.750% 04/20/2037	9.083%	3,998,500	3,943,501
Honda Auto Receivables Owner Trust
Series 2024-2 Class A3
11/20/2028	5.270%	3,801,000	3,813,503
Series 2024-2 Class A4
07/18/2030	5.210%	3,100,000	3,113,353
Hyundai Auto Lease Securitization Trust(a)
Series 2023-B Class A4
04/15/2027	5.170%	2,033,000	2,011,034
Series 2023-C Class A4
09/15/2027	5.840%	1,350,000	1,357,878
Hyundai Auto Receivables Trust
Series 2021-C Class A4
12/15/2027	1.030%	1,650,000	1,572,292
Series 2022-A Class A3
10/15/2026	2.220%	1,929,627	1,895,900
Series 2023-A Class A4
07/17/2028	4.480%	1,844,000	1,812,913
Series 2023-B Class A3
04/17/2028	5.480%	1,040,000	1,042,729
Lending Funding Trust(a)
Subordinated Series 2020-2 Class D
04/21/2031	6.770%	6,000,000	5,676,185
LendingPoint Asset Securitization Trust(a)
Series 2020-REV1 Class C
10/15/2028	7.699%	3,708,000	3,617,943
Subordinated Series 2021-A Class C
12/15/2028	2.750%	833,187	831,424
Lendmark Funding Trust(a)
Subordinated Series 2021-1A Class B
11/20/2031	2.470%	1,625,000	1,450,943
Subordinated Series 2021-1A Class C
11/20/2031	3.410%	5,000,000	4,390,650
Subordinated Series 2021-1A Class D
11/20/2031	5.050%	3,000,000	2,657,441
Subordinated Series 2021-2 Class D
04/20/2032	4.460%	6,000,000	5,167,552
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2022-1A Class E
07/20/2032	7.580%	5,000,000	4,881,482
LP LMS Asset Securitization Trust(a),(c),(f)
Subordinated Series 2021-2A Class B
01/15/2029	2.330%	3,325,664	3,275,779
Mariner Finance Issuance Trust(a)
Series 2019-AA Class D
07/20/2032	5.440%	3,797,404	3,781,836
Subordinated Series 2022-AA Class D
10/20/2037	9.100%	3,650,000	3,772,578
Subordinated Series 2022-AA Class E
10/20/2037	10.980%	5,000,000	5,093,294
Subordinated Series 2023-AA Class E
10/22/2035	11.120%	2,400,000	2,367,614
Marlette Funding Trust(a)
Subordinated Series 2023-1A Class C
04/15/2033	7.200%	3,420,000	3,467,364
Mercedes-Benz Auto Receivables Trust
Series 2022-1 Class A4
02/15/2029	5.250%	2,122,000	2,124,239
Mercury Financial Credit Card Master Trust(a)
Series 2023-1A Class A
09/20/2027	8.040%	5,937,000	6,003,538
Mid-State Capital Corp. Trust(a)
Series 2006-1 Class M1
10/15/2040	6.083%	461,614	453,721
MVW LLC(a)
Subordinated Series 2023-2A Class D
11/20/2040	9.330%	2,094,802	2,112,523
Navient Private Education Loan Trust(a),(b)
Series 2016-AA Class A2B
1-month Term SOFR + 2.264% 12/15/2045	7.593%	702,731	707,490
Navient Private Education Refi Loan Trust(a)
Series 2018-CA Class A2
06/16/2042	3.520%	8,175	8,104
Series 2018-DA Class A2A
12/15/2059	4.000%	1,146,642	1,112,323
Series 2019-A Class A2A
01/15/2043	3.420%	539,823	526,308
Series 2019-CA Class A2
02/15/2068	3.130%	410,416	396,790
Series 2019-D Class A2A
12/15/2059	3.010%	1,446,801	1,356,952
Series 2019-FA Class A2
08/15/2068	2.600%	1,060,604	992,979
Series 2020-EA Class A
05/15/2069	1.690%	2,863,208	2,592,251
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2020-GA Class A
09/16/2069	1.170%	994,872	899,716
Series 2021-BA Class A
07/15/2069	0.940%	625,894	550,779
Series 2021-CA Class A
10/15/2069	1.060%	2,442,302	2,152,353
Series 2021-EA Class A
12/16/2069	0.970%	3,458,123	3,003,822
Series 2021-FA Class A
02/18/2070	1.110%	2,178,538	1,863,888
Series 2021-GA Class A
04/15/2070	1.580%	549,164	478,849
Series 2022-A Class A
07/15/2070	2.230%	5,402,011	4,764,676
Navient Student Loan Trust(a)
Series 2021-3A Class A1A
08/25/2070	1.770%	2,195,479	1,912,411
Nelnet Student Loan Trust(b)
Series 2004-3 Class A5
90-day Average SOFR + 0.442% Floor 0.180% 10/27/2036	5.790%	468,903	465,891
Series 2004-4 Class A5
90-day Average SOFR + 0.422% Floor 0.160% 01/25/2037	5.770%	1,195,888	1,187,917
Series 2005-1 Class A5
90-day Average SOFR + 0.372% Floor 0.110% 10/25/2033	5.720%	1,596,438	1,579,839
Series 2005-2 Class A5
90-day Average SOFR + 0.362% Floor 0.100% 03/23/2037	5.715%	2,763,462	2,734,454
Series 2005-3 Class A5
90-day Average SOFR + 0.382% Floor 0.120% 12/24/2035	5.735%	2,318,023	2,293,798
Series 2005-4 Class A4
90-day Average SOFR + 0.442% Floor 0.180% 03/22/2032	5.795%	204,779	198,699
Nissan Auto Lease Trust
Series 2023-B Class A4
11/15/2027	5.610%	1,804,000	1,801,522
Series 2024-A Class A4
09/15/2028	4.970%	958,000	949,175
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Nissan Auto Receivables Owner Trust
Series 2022-B Class A4
11/15/2029	4.450%	1,270,000	1,251,625
Series 2024-A Class A3
12/15/2028	5.280%	4,073,000	4,090,001
Series 2024-A Class A4
04/15/2031	5.180%	1,539,000	1,543,600
Octane Receivables Trust(a)
Subordinated Series 2021-1A Class B
04/20/2027	1.530%	700,000	684,598
Subordinated Series 2021-1A Class C
11/20/2028	2.230%	600,000	576,518
Oportun Funding XIV LLC(a)
Series 2021-1 Class A
03/08/2028	1.210%	404,611	394,805
Oportun Issuance Trust(a)
Subordinated Series 2022-A Class C
06/09/2031	7.400%	5,250,000	5,188,884
PenFed Auto Receivables Owner Trust(a)
Series 2022-A Class A3
04/15/2026	3.960%	944,934	939,886
Series 2022-A Class A4
12/15/2028	4.180%	948,000	935,030
Regional Management Issuance Trust(a)
Subordinated Series 2021-2 Class D
08/15/2033	4.940%	4,300,000	3,703,310
Renew(a)
Series 2017-1A Class A
09/20/2052	3.670%	188,994	172,706
Renew Financial(a)
Series 2023-1A Class A
11/20/2058	5.900%	3,647,610	3,537,395
Santander Drive Auto Receivables Trust
Series 2022-3 Class A3
12/15/2026	3.400%	236,995	236,396
Series 2022-4 Class A3
02/16/2027	4.140%	828,460	825,950
Series 2022-5 Class A3
08/17/2026	4.110%	252,512	252,253
Series 2022-6 Class A3
11/16/2026	4.490%	1,291,264	1,288,505
Series 2022-7 Class A3
04/15/2027	5.750%	832,898	832,907
Series 2024-3 Class A3
01/16/2029	5.630%	2,002,000	2,004,218
Subordinated Series 2022-6 Class D
02/18/2031	5.690%	6,200,000	6,185,991
The accompanying Notes to Financial Statements are an integral part of this statement.

Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2023-2 Class C
12/16/2030	5.470%	3,700,000	3,696,966
Subordinated Series 2024-2 Class D
08/15/2031	6.280%	2,647,000	2,694,485
SART(a),(c)
Series 2018-1 Class A
06/15/2025	4.750%	80,056	79,856
SBNA Auto Lease Trust(a)
Series 2024-A Class A3
11/20/2026	5.390%	1,827,000	1,824,217
Series 2024-A Class A4
01/22/2029	5.240%	2,502,000	2,495,964
Series 2024-B Class A4
12/20/2028	5.550%	2,722,000	2,734,918
SBNA Auto Receivables Trust(a)
Series 2024-A Class A3
12/15/2028	5.320%	1,225,000	1,221,852
Series 2024-A Class A4
04/16/2029	5.210%	525,000	523,812
SCF Equipment Leasing LLC(a)
Subordinated Series 2021-1A Class F
08/20/2032	5.520%	5,000,000	4,856,878
Subordinated Series 2022-2A Class E
06/20/2035	6.500%	4,484,000	4,280,229
SFS Auto Receivables Securitization Trust(a)
Series 2024-1A Class A3
05/21/2029	4.950%	2,726,000	2,705,759
Series 2024-1A Class A4
01/21/2031	4.940%	462,000	458,814
Series 2024-2A Class A3
11/20/2029	5.330%	1,720,000	1,724,229
Sierra Timeshare Receivables Funding LLC(a)
Subordinated Series 2020-2A Class D
07/20/2037	6.590%	2,282,904	2,245,670
Subordinated Series 2024-1A Class D
01/20/2043	8.020%	1,978,813	1,990,509
SMB Private Education Loan Trust(a),(b)
Series 2016-C Class A2B
1-month Term SOFR + 1.214% Floor 1.100% 09/15/2034	6.543%	129,797	129,902
SMB Private Education Loan Trust(a)
Series 2018-A Class A2A
02/15/2036	3.500%	2,279,237	2,206,280
Series 2020-BA Class A1A
07/15/2053	1.290%	668,014	612,255
Series 2021-A Class APT1
01/15/2053	1.070%	3,096,044	2,740,551
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2024-D Class A1A
07/05/2053	5.380%	909,000	905,982
SoFi Professional Loan Program LLC(a)
Series 2017-D Class A2FX
09/25/2040	2.650%	63,791	61,730
SoFi Professional Loan Program Trust(a)
Series 2020-C Class AFX
02/15/2046	1.950%	199,580	182,413
Series 2021-B Class AFX
02/15/2047	1.140%	1,719,872	1,466,741
Stream Innovations Issuer Trust(a),(g)
Series 2024-1A Class C
07/15/2044	11.400%	2,449,000	2,448,917
Synchrony Card Funding LLC
Series 2023-A1 Class A
07/15/2029	5.540%	4,262,000	4,288,585
Theorem Funding Trust(a)
Series 2022-2A Class A
12/15/2028	6.060%	835,765	834,449
T-Mobile US Trust(a)
Series 2022-1A Class A
05/22/2028	4.910%	1,991,000	1,980,645
Series 2024-1A Class A
09/20/2029	5.050%	2,739,000	2,734,035
Toyota Auto Loan Extended Note Trust(a)
Series 2024-1A Class A
11/25/2036	5.160%	3,135,000	3,152,495
Toyota Auto Receivables Owner Trust
Series 2022-D Class A4
04/17/2028	5.430%	1,158,000	1,161,687
Series 2023-B Class A3
02/15/2028	4.710%	2,373,000	2,352,770
Series 2023-C Class A3
04/17/2028	5.160%	2,793,000	2,785,520
United Auto Credit Securitization Trust(a)
Series 2022-2 Class E
04/10/2029	10.000%	1,000,000	705,251
Upstart Pass-Through Trust(a)
Series 2021-ST4 Class A
07/20/2027	2.000%	865,278	842,040
Series 2021-ST8 Class A
10/20/2029	1.750%	352,465	349,887
US Auto Funding(a)
Subordinated Series 2021-1A Class C
05/15/2026	2.200%	3,793,904	3,708,128
US Auto Funding Trust(a)
Subordinated Series 2022-1A Class D
07/15/2027	9.140%	5,000,000	50
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Verizon Master Trust(d)
Series 2022-4 Class A
11/20/2028	3.400%	3,087,000	3,033,835
Series 2022-6 Class A
01/22/2029	3.670%	2,361,000	2,317,139
Series 2023-1 Class A
01/22/2029	4.490%	3,606,000	3,559,568
Verizon Master Trust
Series 2023-2 Class A
04/13/2028	4.890%	1,325,000	1,318,750
Series 2023-4 Class A1A
06/20/2029	5.160%	6,117,000	6,110,904
Series 2024-1 Class A1A
12/20/2028	5.000%	4,148,000	4,127,938
Verizon Master Trust Series(a)
Series 2024-5 Class A
06/21/2032	5.000%	4,452,000	4,442,261
Veros Auto Receivables Trust(a)
Subordinated Series 2021-1 Class B
10/15/2026	1.490%	236,990	236,564
VM Debt LLC(a),(c)
Series 2019-1 Class A1A
07/18/2027	7.460%	8,997,766	6,883,291
Volkswagen Auto Loan Enhanced Trust
Series 2023-1 Class A3
06/20/2028	5.020%	2,634,000	2,619,452
VSE Voi Mortgage LLC(a)
Series 2018-A Class A
02/20/2036	3.560%	133,905	132,792
Westlake Automobile Receivables Trust(a)
Subordinated Series 2023-4A Class D
07/16/2029	7.190%	4,150,000	4,260,614
WF Card Issuance Trust
Series 2024-A1 Class A
02/15/2029	4.940%	5,222,000	5,213,497
World Financial Network Credit Card Master Trust
Series 2024-A Class A
02/17/2031	5.470%	1,078,000	1,083,706
World Omni Select Auto Trust
Series 2023-A Class A2A
03/15/2027	5.920%	987,700	987,949
Total Asset-Backed Securities — Non-Agency (Cost $463,923,565)			453,173,319

Commercial Mortgage-Backed Securities - Agency 5.4%

Fannie Mae Multifamily REMIC Trust(d)
Series 2022-M10 Class A2
01/25/2032	2.002%	7,800,000	6,261,596
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2022-M1S Class A2
04/25/2032	2.152%	8,700,000	7,162,432
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series 2017 K065 Class A2
04/25/2027	3.243%	1,408,000	1,344,496
Series 2017 K065 Class AM
05/25/2027	3.326%	755,000	717,198
Series K145 Class AM (FHLMC)
06/25/2055	2.580%	8,250,000	7,029,625
Series K146 Class A2 (FHLMC)
06/25/2032	2.920%	5,900,000	5,177,629
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(d)
Series 2017-K070 Class A2
11/25/2027	3.303%	1,311,000	1,247,960
Series K081 Class A2
08/25/2028	3.900%	2,245,000	2,166,018
Series W5FX Class AFX
04/25/2028	3.336%	1,256,000	1,175,850
Federal National Mortgage Association
12/01/2025	3.765%	3,253,723	3,181,008
07/01/2026	4.450%	2,327,576	2,301,279
12/01/2026	3.240%	1,500,000	1,439,751
01/01/2027	3.710%	2,825,279	2,742,883
02/01/2027	3.340%	1,000,000	959,605
05/01/2027	2.430%	2,247,084	2,103,696
06/01/2027	2.370%	4,550,000	4,237,311
06/01/2027	3.000%	1,896,469	1,799,748
06/01/2028	3.570%	2,745,991	2,637,418
11/01/2028	1.859%	7,300,000	6,434,166
11/01/2028	4.250%	537,638	525,320
11/01/2028	5.585%	4,571,000	4,708,318
02/01/2029	3.740%	1,515,000	1,446,445
10/01/2029	3.121%	2,162,934	2,020,415
02/01/2030	2.570%	2,462,476	2,212,613
02/01/2030	2.920%	2,589,624	2,369,975
02/01/2030	3.550%	1,000,000	939,795
05/01/2030	3.420%	8,787,904	8,210,761
06/01/2030	3.130%	4,812,000	4,396,609
07/01/2030	3.850%	4,314,201	4,124,191
02/01/2031	3.260%	6,236,000	5,701,424
01/01/2032	2.730%	2,461,040	2,171,119
01/01/2032	2.730%	1,825,000	1,591,811
01/01/2032	2.780%	2,095,466	1,853,869
01/01/2032	2.970%	1,524,655	1,365,384
02/01/2032	2.990%	2,829,172	2,533,154
05/01/2032	3.090%	5,565,000	4,940,002
06/01/2032	3.540%	7,921,000	7,273,041
11/01/2032	4.180%	6,605,000	6,326,008
11/01/2032	4.230%	3,911,304	3,769,773
11/01/2032	4.705%	3,400,000	3,379,193
12/01/2032	4.830%	4,690,739	4,702,351
01/01/2033	3.820%	8,824,813	8,256,638
11/01/2033	2.430%	1,302,401	1,089,119
The accompanying Notes to Financial Statements are an integral part of this statement.

Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
12/01/2033	2.500%	1,603,517	1,339,833
04/01/2035	3.330%	2,316,258	2,054,084
10/01/2035	2.880%	5,000,000	4,111,524
Series 2015-M10 Class A2
04/25/2027	3.092%	7,616,040	7,289,621
Series 2017-M5 Class A2
04/25/2029	3.176%	1,104,794	1,023,444
Series 2017-T1 Class A
06/25/2027	2.898%	2,752,668	2,586,845
Series 2021-M3 Class 1A1
11/25/2033	1.000%	1,029,623	1,004,251
Federal National Mortgage Association(d)
06/01/2037	5.888%	339,966	338,653
CMO Series 2015-M11 Class A2
04/25/2025	2.944%	1,727,685	1,694,317
Series 2017-M12 Class A2
06/25/2027	3.161%	1,528,662	1,454,888
Series 2018-M10 Class A2
07/25/2028	3.469%	2,672,130	2,530,863
Series 2018-M3 Class A2
02/25/2030	3.171%	867,211	796,653
Series 2018-M4 Class A2
03/25/2028	3.166%	1,058,876	999,131
Series 2022-M13 Class A2
06/25/2032	2.680%	11,430,000	9,561,526
Series 2022-M3 Class A2
11/25/2031	1.764%	16,900,000	13,729,913
Series 2023-M8 Class A2
03/25/2033	4.620%	3,685,000	3,567,213
Federal National Mortgage Association(d),(e)
Series 2021-M3 Class X1
11/25/2033	2.032%	33,644,050	2,656,810
Freddie Mac Multiclass Certificates(d),(e)
Series 2021-P011 Class X1
09/25/2045	1.780%	19,716,714	2,257,373
Freddie Mac Multifamily Structured Credit Risk(a),(b)
Series 2021-MN1 Class M2
3-month Term SOFR + 3.750% 01/25/2051	9.085%	1,000,000	1,006,559
Freddie Mac Multifamily Structured Pass Through Certificates(d)
Series K-150 Class A2
09/25/2032	3.710%	13,100,000	12,129,084
Freddie Mac Multifamily Structured Pass-Through Certificates(d)
Series K-152 Class A2 (FHLMC)
11/25/2032	3.780%	6,000,000	5,578,493
Series K-160 Class A2 (FHLMC)
08/25/2033	4.500%	6,000,000	5,856,940
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Freddie Mac Multifamily Structured Pass-Through Certificates
Series K753 Class A2 (FHLMC)
10/25/2030	4.400%	3,515,000	3,427,655
Freddie Mac Multifamily Structured Pass-Through Certificates(d),(e)
Series KL05 Class X1P (FHLMC)
06/25/2029	1.024%	75,000,000	2,869,455
FREMF Mortgage Trust(a),(d)
Subordinated Series 2015-K44 Class B
01/25/2048	3.845%	3,410,000	3,359,712
Subordinated Series 2016-K59 Class B
11/25/2049	3.700%	2,383,000	2,279,991
Subordinated Series 2019-K92 Class B
05/25/2052	4.341%	6,000,000	5,664,542
Government National Mortgage Association(b)
CMO Series 2013-H08 Class FA
1-month Term SOFR + 0.464% Floor 0.350%, Cap 10.550% 03/20/2063	5.787%	256,576	255,724
CMO Series 2015-H15 Class FJ
1-month Term SOFR + 0.554% Floor 0.440%, Cap 11.000% 06/20/2065	5.877%	1,497,670	1,495,233
CMO Series 2015-H16 Class FG
1-month Term SOFR + 0.554% Floor 0.440%, Cap 11.000% 07/20/2065	5.877%	1,549,112	1,546,200
CMO Series 2015-H16 Class FL
1-month Term SOFR + 0.554% Floor 0.440%, Cap 11.000% 07/20/2065	5.877%	843,582	842,157
CMO Series 2015-H18 Class FA
1-month Term SOFR + 0.564% Floor 0.450%, Cap 11.000% 06/20/2065	5.887%	278,826	278,373
Multifamily Connecticut Avenue Securities Trust(a),(b)
Subordinated Series 2020-01 Class M10
30-day Average SOFR + 3.864% Floor 3.750% 03/25/2050	9.200%	7,864,243	7,882,776
Total Commercial Mortgage-Backed Securities - Agency (Cost $274,288,687)			259,496,833

Commercial Mortgage-Backed Securities - Non-Agency 5.4%

American Homes 4 Rent Trust(a)
Series 2014-SFR3 Class E
12/17/2036	6.418%	1,000,000	996,215
Series 2015-SFR1 Class A
04/17/2052	3.467%	1,031,405	1,012,502
Series 2015-SFR1 Class E
04/17/2052	5.639%	1,150,000	1,143,973
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2014-SFR3 Class C
12/17/2036	4.596%	200,000	198,307
Subordinated Series 2015-SFR2 Class D
10/17/2045	5.036%	2,000,000	1,968,158
Subordinated Series 2015-SFR2 Class E
10/17/2045	6.070%	1,820,000	1,811,921
AMSR Trust(a)
Series 2020-SFR5 Class D
11/17/2037	2.180%	3,750,000	3,543,938
Subordinated Series 2020-SFR2 Class C
07/17/2037	2.533%	4,000,000	3,850,137
Subordinated Series 2020-SFR3 Class E1
09/17/2037	2.556%	3,600,000	3,432,529
Subordinated Series 2020-SFR4 Class E2
11/17/2037	2.456%	4,275,000	4,046,084
Subordinated Series 2020-SFR5 Class F
11/17/2037	2.686%	5,000,000	4,733,203
Subordinated Series 2021-SFR2 Class D
08/17/2026	2.278%	4,800,000	4,397,434
Subordinated Series 2021-SFR2 Class E1
08/17/2026	2.477%	5,200,000	4,764,647
Subordinated Series 2021-SFR3 Class E2
10/17/2038	2.427%	3,845,000	3,446,665
Subordinated Series 2022-SFR1 Class F
03/17/2039	6.021%	8,500,000	8,071,835
AMSR Trust(a),(d)
Series 2021-SFR1 Class E1
06/17/2038	2.751%	2,250,000	1,963,855
Series 2021-SFR1 Class E2
06/17/2038	2.900%	2,250,000	1,950,567
AREIT Trust(a),(b)
Series 2021-CRE5 Class C
1-month Term SOFR + 2.364% Floor 2.250% 08/17/2026	7.693%	8,000,000	7,711,522
BANK
Series 2024-BNK47 Class A5
06/15/2057	5.716%	1,620,000	1,666,607
BANK5
Series 2024-5YR7 Class A3
06/15/2057	5.769%	872,000	883,722
BBCMS Mortgage Trust
Series 2018-C2 Class ASB
12/15/2051	4.236%	527,783	513,654
BBCMS Mortgage Trust(d)
Series 2024-C26 Class A5
05/15/2057	5.829%	813,000	846,271
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BBCMS Mortgage Trust(a),(d)
Subordinated Series 2016-ETC Class E
08/14/2036	3.729%	8,000,000	6,528,917
BB-UBS Trust(a)
Series 2012-SHOW Class A
11/05/2036	3.430%	3,700,000	3,607,548
Bear Stearns Commercial Mortgage Securities Trust(a),(d),(e)
CMO Series 2007-T26 Class X1
01/12/2045	1.169%	48,192	4
Benchmark Mortgage Trust
Series 2024-V7 Class A3
05/15/2056	6.228%	2,439,000	2,518,771
BMD2 Re-Remic Trust(a),(h)
Subordinated Series 2019-FRR1 Class 5D1
05/25/2052	0.000%	6,739,000	4,376,009
BMO Mortgage Trust
Series 2024-5C4 Class A3
05/15/2057	6.526%	1,714,000	1,795,067
BMO Mortgage Trust(g)
Series 2024-C9 Class A5
07/15/2057	5.759%	1,616,000	1,664,474
BX Commercial Mortgage Trust(a),(b)
Series 2021-VOLT Class A
1-month Term SOFR + 0.814% Floor 0.700% 09/15/2036	6.143%	6,056,000	5,980,351
CFCRE Commercial Mortgage Trust
Series 2017-C8 Class ASB
06/15/2050	3.367%	484,749	467,366
Citigroup/Deutsche Bank Commercial Mortgage Trust(a),(d),(e)
CMO Series 2006-CD2 Class X
01/15/2046	0.023%	173,769	0
COMM Mortgage Trust
Series 2014-UBS4 Class A4
08/10/2047	3.420%	35,189	35,129
Series 2015-LC23 Class A3
10/10/2048	3.521%	1,501,741	1,466,012
COMM Mortgage Trust(a),(d)
Series 2018-HOME Class A
04/10/2033	3.942%	3,125,000	2,848,473
COMM Mortgage Trust(a)
Series 2020-CBM Class A2
02/10/2037	2.896%	4,000,000	3,889,732
Subordinated Series 2020-CBM Class C
02/10/2037	3.402%	3,480,000	3,357,970
Commercial Mortgage Trust(a)
Series 2013-300P Class A1
08/10/2030	4.353%	2,000,000	1,882,653
The accompanying Notes to Financial Statements are an integral part of this statement.

Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Commercial Mortgage Trust
Series 2015-CR25 Class A4
08/10/2048	3.759%	2,187,000	2,133,844
CoreVest American Finance Trust(a)
Series 2019-3 Class A
10/15/2052	2.705%	871,019	856,972
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class D
09/15/2037	4.373%	5,000,000	3,800,559
FirstKey Homes Trust(a)
Subordinated Series 2020-SFR1 Class D
08/17/2037	2.241%	3,600,000	3,435,127
Subordinated Series 2021-SFR1 Class E2
08/17/2038	2.489%	6,000,000	5,471,438
Subordinated Series 2021-SFR1 Class F1
08/17/2038	3.238%	4,800,000	4,415,400
Subordinated Series 2021-SFR2 Class E2
09/17/2038	2.358%	5,600,000	5,098,037
Subordinated Series 2022-SFR2 Class E1
07/17/2039	4.500%	6,800,000	6,338,080
Freddie Mac Multifamily Structured Credit Risk(a),(b)
Series 2021-MN1 Class M1
30-day Average SOFR + 3.000% 01/25/2051	7.335%	2,585,862	2,569,879
Series 2021-MN2 Class M2
30-day Average SOFR + 3.350% 07/25/2041	8.685%	7,250,000	6,751,701
Series 2022-MN4 Class M1
30-day Average SOFR + 4.250% 05/25/2052	9.585%	3,858,734	3,920,171
Series 2022-MN4 Class M2
30-day Average SOFR + 6.500% 05/25/2052	11.835%	2,500,000	2,754,133
FREMF Mortgage Trust(a),(d)
Series 2020-K737 Class B
01/25/2053	3.417%	4,000,000	3,783,873
FRTKL(a)
Subordinated CMO Series 2021-SFR1 Class E1
09/17/2038	2.372%	3,709,000	3,320,242
Subordinated CMO Series 2021-SFR1 Class E2
09/17/2038	2.522%	2,781,000	2,484,882
Subordinated Series 2021-SFR1 Class F
09/17/2038	3.171%	4,400,000	3,947,411
GAM Re-REMIC Trust(a),(h)
Series 2021-FRR1 Class 2B
12/29/2027	0.000%	6,600,000	5,141,293
GS Mortgage Securities Trust
Series 2015-GC32 Class A3
07/10/2048	3.498%	924,004	903,667
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2015-GC32 Class AAB
07/10/2048	3.513%	1,305,155	1,291,281
Series 2020-GSA2 Class A4
12/12/2053	1.721%	3,042,000	2,509,758
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust(a)
Series 2010-1 Class A1
01/25/2051	5.314%	521,449	513,906
Independence Plaza Trust(a)
Series 2018-INDP Class A
07/10/2035	3.763%	2,060,000	1,967,441
JPMBB Commercial Mortgage Securities Trust
Series 2015-C28 Class A3
10/15/2048	2.912%	1,795,527	1,775,327
KGS-Alpha SBA COOF Trust(a),(d),(e)
CMO Series 2012-2 Class A
08/25/2038	0.872%	553,217	9,043
CMO Series 2013-2 Class A
03/25/2039	1.786%	792,956	23,081
CMO Series 2014-2 Class A
04/25/2040	3.297%	136,400	6,016
Ladder Capital Commercial Mortgage Trust(a)
Series 2013-GCP Class A2
02/15/2036	3.985%	1,535,000	1,375,618
Morgan Stanley Capital I Trust(a),(d),(e)
CMO Series 2006-T21 Class X
10/12/2052	0.060%	1,669,972	8
Morgan Stanley Capital I Trust(d)
Series 2018-L1 Class A4
10/15/2051	4.407%	888,000	846,707
Morgan Stanley Capital I Trust
Series 2020-HR8 Class A3
07/15/2053	1.790%	1,424,000	1,185,373
MRCD MARK Mortgage Trust(a)
Series 2019-PARK Class A
12/15/2036	2.718%	4,000,000	3,460,400
Series 2019-PARK Class D
12/15/2036	2.718%	2,375,000	1,775,740
New Residential Mortgage Loan Trust(a)
Subordinated Series 2022-SFR1 Class E1
02/17/2039	3.550%	7,036,000	6,329,176
Progress Residential Trust(a)
Series 2021-SFR5 Class E1
07/17/2038	2.209%	8,435,000	7,752,339
Series 2021-SFR6 Class E1
07/17/2038	2.425%	5,000,000	4,585,508
Subordinated Series 2021-SFR2 Class E2
04/19/2038	2.647%	4,750,000	4,395,635
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2021-SFR5 Class E2
07/17/2038	2.359%	4,730,000	4,330,970
Subordinated Series 2021-SFR7 Class E1
08/17/2040	2.591%	2,500,000	2,156,533
Subordinated Series 2021-SFR8 Class D
10/17/2038	2.082%	6,000,000	5,485,972
Subordinated Series 2021-SFR8 Class F
10/17/2038	3.181%	1,000,000	898,026
Subordinated Series 2021-SFR9 Class E2
11/17/2040	3.010%	2,899,000	2,529,062
Subordinated Series 2022-SFR1 Class F
02/17/2041	4.880%	13,000,000	11,450,973
Subordinated Series 2022-SFR3 Class F
04/17/2039	6.600%	5,560,000	5,345,795
Progress Residential Trust(a),(i)
Subordinated Series 2020-SFR2 Class GREG
06/17/2037	0.000%	5,154,026	4,766,677
Progress Residential Trust
Subordinated Series 2022-SFR2 Class E1
04/17/2027	4.550%	3,100,000	2,915,340
RBS Commercial Funding, Inc., Trust(a)
Series 2013-SMV Class A
03/11/2031	3.260%	771,352	725,651
SLG Office Trust(a)
Series 2021-OVA Class A
07/15/2041	2.585%	5,710,000	4,658,184
Starwood Waypoint Homes Trust(c)
Series 2019-STL Class A
10/11/2026	7.250%	2,300,000	2,185,000
Wachovia Bank Commercial Mortgage Trust(a),(d),(e)
CMO Series 2004-C12 Class
07/15/2041	1.097%	264,571	713
CMO Series 2006-C24 Class XC
03/15/2045	0.000%	369,338	4
Wells Fargo Commercial Mortgage Trust(a),(b)
Series 2021-SAVE Class A
1-month Term SOFR + 1.264% Floor 1.150% 02/15/2040	6.593%	1,491,742	1,480,609
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $273,168,893)			259,230,797

Convertible Bonds 0.1%

Banking 0.1%
Banco Bilbao Vizcaya Argentaria SA(j),(k)
	9.375%	2,210,000	2,361,496
Banco Santander SA(j),(k)
	9.625%	2,400,000	2,578,216
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NatWest Group PLC(j),(k)
	8.125%	1,040,000	1,053,075
UBS Group AG(a),(j),(k)
	9.250%	320,000	358,353
	9.250%	315,000	338,293
Total			6,689,433
Total Convertible Bonds (Cost $6,430,407)			6,689,433

Corporate Bonds & Notes 28.3%

Aerospace & Defense 0.5%
Airbus Group SE(a)
04/10/2047	3.950%	150,000	121,481
BAE Systems PLC(a)
02/15/2031	1.900%	417,000	338,670
09/15/2050	3.000%	209,000	135,018
Boeing Co. (The)(a)
05/01/2027	6.259%	900,000	906,524
05/01/2029	6.298%	2,000,000	2,028,070
05/01/2031	6.388%	1,270,000	1,292,745
05/01/2034	6.528%	2,219,000	2,271,701
05/01/2054	6.858%	1,850,000	1,896,765
05/01/2064	7.008%	902,000	923,776
Boeing Co. (The)
03/01/2028	3.250%	340,000	309,745
02/01/2050	3.750%	541,000	354,959
05/01/2050	5.805%	2,249,000	2,030,553
05/01/2060	5.930%	1,140,000	1,019,923
Bombardier, Inc.(a)
02/15/2028	6.000%	580,000	573,752
Lockheed Martin Corp.
08/15/2034	4.800%	1,777,000	1,734,731
05/15/2036	4.500%	400,000	375,387
02/15/2064	5.200%	1,242,000	1,174,262
Raytheon Technologies Corp.
04/15/2047	4.350%	180,000	148,222
RTX Corp.
03/15/2034	6.100%	1,743,000	1,835,386
03/15/2054	6.400%	2,592,000	2,828,334
Spirit AeroSystems, Inc.(a)
11/30/2029	9.375%	168,000	180,903
TransDigm, Inc.
11/15/2027	5.500%	685,000	672,744
TransDigm, Inc.(a)
03/01/2032	6.625%	1,130,000	1,143,069
The accompanying Notes to Financial Statements are an integral part of this statement.

Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United Technologies Corp.
06/01/2042	4.500%	153,000	132,746
05/15/2045	4.150%	199,000	160,672
11/01/2046	3.750%	450,000	336,919
Total			24,927,057
Agencies 0.0%
Crowley Conro LLC
08/15/2043	4.181%	588,912	526,196
Airlines 0.3%
Air Canada Pass-Through Trust(a)
05/15/2025	4.125%	1,196,605	1,171,731
Series 2017-1 Class A
01/15/2030	3.550%	390,810	348,442
Series 2017-1 Class AA
01/15/2030	3.300%	275,866	252,146
American Airlines Pass-Through Trust
Series 2016-3 Class AA
10/15/2028	3.000%	1,135,854	1,038,525
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	956,667	948,623
04/20/2029	5.750%	2,195,000	2,138,949
British Airways Pass-Through Trust(a)
Series 2018-1 Class A
09/20/2031	4.125%	399,988	371,347
Series 2018-1 Class AA
09/20/2031	3.800%	287,495	269,213
Series 2019-1 Class AA
12/15/2032	3.300%	529,441	475,785
Continental Airlines Pass-Through Trust
10/29/2024	4.000%	86,493	86,051
Delta Air Lines Pass-Through Trust
06/10/2028	2.000%	198,575	180,134
Delta Air Lines, Inc./SkyMiles IP Ltd.(a)
10/20/2028	4.750%	2,806,000	2,736,141
Spirit Airlines Pass-Through Trust
02/15/2030	3.375%	205,878	181,271
United Airlines Pass-Through Trust
Series 2016-2 Class A
04/07/2030	3.100%	939,682	833,442
United Airlines, Inc.(a)
04/15/2026	4.375%	1,040,000	1,005,147
United Airlines, Inc. Pass-Through Trust
08/15/2025	4.300%	160,081	157,119
03/01/2026	4.600%	173,854	169,504
Series 2016-1 Class AA
07/07/2028	3.100%	525,617	484,961
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2016-1 Class B
01/07/2026	3.650%	63,681	61,212
Series 2018-1 Class A
03/01/2030	3.700%	1,318,905	1,180,420
Series 2018-1 Class AA
03/01/2030	3.500%	413,673	378,511
Series 2019-1 Class A
08/25/2031	4.550%	704,900	632,719
Series 2019-1 Class AA
08/25/2031	4.150%	788,293	734,600
Total			15,835,993
Apartment REIT 0.2%
American Homes 4 Rent LP
04/15/2032	3.625%	1,467,000	1,281,268
07/15/2034	5.500%	1,741,000	1,710,285
04/15/2052	4.300%	658,000	509,147
ERP Operating LP
12/01/2028	4.150%	164,000	158,374
Essex Portfolio LP
01/15/2031	1.650%	307,000	243,434
06/15/2031	2.550%	758,000	631,166
03/15/2032	2.650%	295,000	243,539
Invitation Homes Operating Partnership LP
08/15/2031	2.000%	253,000	200,646
04/15/2032	4.150%	1,462,000	1,334,443
Mid-America Apartments LP
02/15/2032	5.300%	1,307,000	1,301,823
UDR, Inc.
09/01/2026	2.950%	363,000	343,829
01/15/2030	3.200%	188,000	169,635
08/15/2031	3.000%	115,000	99,225
08/01/2032	2.100%	266,000	207,972
Total			8,434,786
Automotive 0.7%
Adient Global Holdings Ltd.(a)
08/15/2026	4.875%	1,055,000	1,026,294
04/15/2028	7.000%	500,000	512,228
Allison Transmission, Inc.(a)
06/01/2029	5.875%	1,030,000	1,019,278
American Axle & Manufacturing, Inc.
04/01/2027	6.500%	1,128,000	1,125,617
Clarios Global LP(a)
05/15/2025	6.750%	426,000	426,238
Daimler Truck Finance North America LLC(a)
09/25/2029	5.125%	414,000	411,085
Dana, Inc.
06/15/2028	5.625%	695,000	673,721
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ford Motor Co.
02/12/2032	3.250%	1,825,000	1,509,963
Ford Motor Credit Co. LLC
08/17/2027	4.125%	1,578,000	1,499,813
02/10/2029	2.900%	4,429,000	3,906,322
05/03/2029	5.113%	948,000	916,451
11/13/2030	4.000%	2,402,000	2,144,114
General Motors Financial Co., Inc.
05/08/2027	5.400%	245,000	244,865
01/08/2031	2.350%	477,000	391,265
02/08/2031	5.750%	270,000	270,695
06/10/2031	2.700%	1,780,000	1,473,354
06/18/2031	5.600%	500,000	496,101
04/04/2034	5.950%	750,000	750,488
Goodyear Tire & Rubber Co. (The)
07/15/2029	5.000%	455,000	422,397
04/30/2031	5.250%	145,000	132,461
07/15/2031	5.250%	940,000	854,319
Hyundai Capital America(a)
10/15/2025	1.800%	208,000	198,181
01/08/2026	1.300%	2,082,000	1,953,245
06/15/2026	1.500%	250,000	231,561
02/10/2027	3.000%	315,000	296,863
10/15/2027	2.375%	218,000	198,463
01/10/2028	1.800%	331,000	293,352
03/30/2028	5.600%	2,660,000	2,678,114
01/16/2029	6.500%	776,000	809,965
06/24/2029	5.300%	1,741,000	1,731,219
06/26/2030	5.700%	851,000	861,489
06/24/2031	5.400%	1,306,000	1,294,745
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2026	6.250%	556,000	555,649
Total			31,309,915
Banking 8.0%
ABN AMRO Bank NV(a),(k)
10/13/2026	6.575%	500,000	504,376
12/13/2029	2.470%	1,300,000	1,143,278
Subordinated
03/13/2037	3.324%	1,000,000	822,028
AIB Group PLC(a),(k)
09/13/2029	6.608%	265,000	273,445
Ally Financial, Inc.
Subordinated
11/20/2025	5.750%	850,000	845,207
American Express Co.
11/04/2026	1.650%	455,000	418,722
ANZ New Zealand International Ltd.(a)
02/13/2030	2.550%	298,000	260,674
Banco Bilbao Vizcaya Argentaria SA(k)
03/13/2035	6.033%	1,600,000	1,595,511
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated
11/15/2034	7.883%	1,800,000	1,962,258
Banco Santander SA
03/25/2026	1.849%	400,000	375,010
08/08/2028	5.588%	3,800,000	3,838,096
11/07/2028	6.607%	1,400,000	1,469,566
11/07/2033	6.938%	3,200,000	3,494,684
Banco Santander SA(k)
09/14/2027	1.722%	200,000	183,374
11/07/2027	6.527%	1,400,000	1,432,320
03/14/2030	5.538%	3,000,000	2,979,689
Bank of America Corp.(k)
07/22/2027	1.734%	5,839,000	5,410,625
09/15/2027	5.933%	4,653,000	4,700,866
02/04/2028	2.551%	1,545,000	1,441,887
04/24/2028	3.705%	614,000	588,185
12/20/2028	3.419%	6,325,000	5,946,175
09/15/2029	5.819%	4,124,000	4,209,829
02/13/2031	2.496%	1,689,000	1,459,427
07/23/2031	1.898%	715,000	588,546
04/22/2032	2.687%	1,930,000	1,632,036
02/04/2033	2.972%	2,190,000	1,853,957
04/25/2034	5.288%	1,690,000	1,672,347
09/15/2034	5.872%	1,180,000	1,213,586
01/23/2035	5.468%	4,836,000	4,829,836
06/19/2041	2.676%	4,775,000	3,338,447
Bank of Ireland Group PLC(a),(k)
03/20/2030	5.601%	550,000	546,888
Bank of Montreal
06/04/2031	5.511%	450,000	454,776
Bank of New York Mellon Corp. (The)(k)
10/25/2029	6.317%	345,000	360,543
Bank of Nova Scotia (The)
Subordinated
12/16/2025	4.500%	260,000	255,925
Banque Federative du Credit Mutuel SA(a)
01/26/2026	4.935%	320,000	317,268
10/04/2026	1.604%	745,000	685,266
07/13/2028	5.790%	1,000,000	1,017,409
Barclays PLC(k)
03/12/2028	5.674%	2,630,000	2,633,557
03/12/2030	5.690%	2,630,000	2,637,562
11/02/2033	7.437%	2,220,000	2,441,860
09/13/2034	6.692%	1,981,000	2,099,553
BNP Paribas SA(a),(k)
06/09/2026	2.219%	289,000	279,418
01/13/2027	1.323%	230,000	214,756
01/09/2030	5.176%	4,333,000	4,287,434
05/20/2030	5.497%	680,000	677,389
01/20/2033	3.132%	341,000	287,062
12/05/2034	5.894%	2,660,000	2,726,776
The accompanying Notes to Financial Statements are an integral part of this statement.

Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BPCE SA(a),(k)
10/06/2026	1.652%	284,000	268,699
10/19/2027	6.612%	880,000	893,249
10/19/2029	6.714%	1,090,000	1,130,569
01/20/2032	2.277%	855,000	690,439
10/19/2034	7.003%	1,415,000	1,513,237
05/30/2035	5.936%	2,642,000	2,633,016
Subordinated
10/19/2032	3.116%	1,220,000	997,394
01/18/2035	6.508%	800,000	801,984
BPCE SA(a)
07/19/2027	4.750%	250,000	245,470
01/18/2028	5.125%	2,950,000	2,918,475
05/30/2029	5.281%	2,243,000	2,233,512
CaixaBank SA(a),(k)
09/13/2027	6.684%	530,000	539,722
Canadian Imperial Bank of Commerce
04/08/2029	5.260%	180,000	179,644
Capital One Financial Corp.(k)
11/02/2027	1.878%	450,000	412,655
10/30/2031	7.624%	1,721,000	1,892,976
Citigroup, Inc.(j),(k)
	4.000%	1,197,000	1,148,026
	7.125%	2,440,000	2,438,347
Citigroup, Inc.
10/21/2026	3.200%	551,000	525,190
01/15/2028	6.625%	215,000	225,566
Citigroup, Inc.(k)
07/24/2028	3.668%	745,000	710,075
04/23/2029	4.075%	170,000	162,923
02/13/2030	5.174%	690,000	685,820
03/20/2030	3.980%	1,300,000	1,226,533
01/29/2031	2.666%	682,000	593,292
05/01/2032	2.561%	1,860,000	1,549,923
11/03/2032	2.520%	2,275,000	1,871,257
01/25/2033	3.057%	1,735,000	1,471,293
06/11/2035	5.449%	3,755,000	3,726,334
Subordinated
05/25/2034	6.174%	2,026,000	2,060,744
02/13/2035	5.827%	3,367,000	3,337,421
Citizens Financial Group, Inc.(k)
01/23/2030	5.841%	2,150,000	2,142,823
04/25/2035	6.645%	1,041,000	1,076,855
Cooperatieve Rabobank UA
Subordinated
08/04/2025	4.375%	289,000	284,526
07/21/2026	3.750%	356,000	342,761
Credit Agricole SA(a),(k)
01/26/2027	1.247%	1,790,000	1,669,159
10/03/2029	6.316%	1,315,000	1,350,975
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Credit Agricole SA(a)
Subordinated
01/14/2030	3.250%	685,000	601,204
Credit Suisse Group AG(a),(k)
06/05/2026	2.193%	280,000	270,713
02/02/2027	1.305%	1,469,000	1,369,107
01/12/2029	3.869%	250,000	235,794
04/01/2031	4.194%	1,440,000	1,343,252
05/14/2032	3.091%	1,368,000	1,167,423
Credit Suisse Group AG(a)
01/09/2028	4.282%	2,059,000	1,974,728
Danske Bank A/S(a),(k)
12/20/2025	3.244%	500,000	493,390
03/01/2030	5.705%	320,000	320,853
Deutsche Bank AG(k)
07/13/2027	7.146%	420,000	430,194
01/07/2028	2.552%	250,000	231,078
02/08/2028	5.706%	715,000	713,649
01/18/2029	6.720%	210,000	216,654
Subordinated
01/07/2033	3.742%	2,483,000	2,044,972
02/10/2034	7.079%	958,000	975,146
Deutsche Bank AG
05/10/2029	5.414%	3,508,000	3,502,994
DNB Bank ASA(a),(k)
03/30/2028	1.605%	685,000	616,988
Goldman Sachs Bank(k)
03/18/2027	5.283%	4,742,000	4,724,964
Goldman Sachs Bank USA(k)
05/21/2027	5.414%	4,367,000	4,361,851
Goldman Sachs Group, Inc. (The)(j),(k)
	7.500%	3,550,000	3,655,165
Goldman Sachs Group, Inc. (The)(k)
08/10/2026	5.798%	300,000	300,166
03/09/2027	1.431%	898,000	837,847
02/24/2028	2.640%	1,700,000	1,585,491
03/15/2028	3.615%	770,000	736,100
06/05/2028	3.691%	1,301,000	1,244,373
04/23/2029	3.814%	725,000	687,747
10/24/2029	6.484%	3,705,000	3,869,101
04/25/2030	5.727%	460,000	468,127
04/22/2032	2.615%	2,705,000	2,273,798
02/24/2033	3.102%	4,340,000	3,712,181
04/25/2035	5.851%	555,000	568,611
02/24/2043	3.436%	200,000	150,871
Goldman Sachs Group, Inc. (The)
11/16/2026	3.500%	307,000	294,669
02/07/2030	2.600%	546,000	478,401
Subordinated
10/21/2025	4.250%	181,000	177,840
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HSBC Holdings PLC(k)
05/17/2028	5.597%	4,382,000	4,398,998
08/11/2028	5.210%	2,050,000	2,035,667
09/22/2028	2.013%	2,500,000	2,244,969
11/03/2028	7.390%	555,000	586,968
08/17/2029	2.206%	1,330,000	1,168,927
05/22/2030	3.973%	2,490,000	2,325,836
08/18/2031	2.357%	484,000	404,248
05/17/2032	5.733%	4,734,000	4,746,051
05/24/2032	2.804%	1,400,000	1,172,332
11/22/2032	2.871%	1,830,000	1,522,521
HSBC USA, Inc.
03/04/2027	5.294%	4,570,000	4,583,693
Intesa Sanpaolo SpA(a)
11/28/2033	7.200%	1,640,000	1,758,108
Intesa Sanpaolo SpA(a),(k)
Subordinated
06/01/2042	4.950%	2,956,000	2,213,943
JPMorgan Chase & Co.(k)
04/22/2028	5.571%	6,490,000	6,542,839
04/22/2030	5.581%	5,365,000	5,449,969
04/22/2035	5.766%	3,875,000	3,977,854
KeyCorp(k)
03/06/2035	6.401%	1,183,000	1,199,827
Lloyds Banking Group PLC(k)
03/18/2026	3.511%	290,000	285,152
05/11/2027	1.627%	356,000	330,641
01/05/2028	5.462%	5,502,000	5,491,593
06/05/2030	5.721%	1,100,000	1,108,816
01/05/2035	5.679%	1,519,000	1,512,285
Lloyds Banking Group PLC
03/22/2028	4.375%	392,000	379,592
Subordinated
12/10/2025	4.582%	300,000	294,515
M&T Bank Corp.(k)
03/13/2032	6.082%	1,294,000	1,289,732
Macquarie Bank Ltd.(a),(k)
Subordinated
03/03/2036	3.052%	280,000	233,018
Macquarie Group Ltd.(a),(k)
01/12/2027	1.340%	196,000	183,492
01/15/2030	5.033%	390,000	384,532
Mitsubishi UFJ Financial Group, Inc.(k)
07/20/2027	1.538%	420,000	388,567
Mitsubishi UFJ Financial Group, Inc.
07/17/2030	2.048%	549,000	458,331
07/18/2039	3.751%	242,000	202,118
Mizuho Financial Group, Inc.(k)
05/22/2027	1.234%	385,000	355,812
09/13/2030	2.869%	219,000	193,486
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mizuho Financial Group, Inc.(g),(k)
07/10/2030	5.382%	300,000	299,559
Morgan Stanley(k)
04/28/2026	2.188%	1,180,000	1,146,556
01/24/2029	3.772%	333,000	317,047
02/01/2029	5.123%	990,000	986,108
04/20/2029	5.164%	2,297,000	2,289,021
07/20/2029	5.449%	1,687,000	1,697,015
01/16/2030	5.173%	1,910,000	1,904,248
01/23/2030	4.431%	527,000	509,469
04/18/2030	5.656%	5,847,000	5,944,605
02/13/2032	1.794%	4,653,000	3,739,802
04/28/2032	1.928%	3,130,000	2,515,398
01/21/2033	2.943%	291,000	247,382
10/18/2033	6.342%	2,906,000	3,085,234
07/21/2034	5.424%	860,000	855,421
01/18/2035	5.466%	1,545,000	1,541,439
04/19/2035	5.831%	6,684,000	6,859,429
04/22/2039	4.457%	215,000	192,162
Subordinated
09/16/2036	2.484%	430,000	340,308
01/19/2038	5.948%	515,000	512,071
Morgan Stanley
01/27/2045	4.300%	170,000	144,620
Morgan Stanley Bank(k)
01/14/2028	4.952%	4,463,000	4,429,570
Morgan Stanley Bank NA(k)
05/26/2028	5.504%	3,503,000	3,527,188
National Australia Bank Ltd.(a)
Subordinated
08/21/2030	2.332%	409,000	337,834
National Australia Bank Ltd.(a),(k)
Subordinated
08/02/2034	3.933%	616,000	565,709
Nationwide Building Society(a)
08/28/2025	1.000%	203,000	193,152
Nationwide Building Society(a),(k)
10/18/2027	6.557%	410,000	418,369
NatWest Group PLC(k)
03/02/2027	5.847%	340,000	340,794
09/13/2029	5.808%	580,000	587,389
03/01/2035	5.778%	785,000	788,200
NatWest Markets PLC(a)
09/29/2026	1.600%	1,530,000	1,405,359
05/17/2029	5.410%	1,535,000	1,536,244
Nordea Bank Abp(a)
09/22/2027	5.375%	200,000	200,805
Northern Trust Corp.(k)
Subordinated
05/08/2032	3.375%	231,000	218,211
The accompanying Notes to Financial Statements are an integral part of this statement.

Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PNC Financial Services Group, Inc. (The)(k)
08/18/2034	5.939%	550,000	563,528
10/20/2034	6.875%	1,640,000	1,786,862
01/22/2035	5.676%	400,000	402,053
Royal Bank of Scotland Group PLC
04/05/2026	4.800%	375,000	370,369
Royal Bank of Scotland Group PLC(k)
05/08/2030	4.445%	208,000	198,834
Santander Holdings USA, Inc.(k)
01/09/2030	6.174%	460,000	463,939
05/31/2035	6.342%	2,623,000	2,617,660
Santander UK Group Holdings PLC(k)
06/14/2027	1.673%	2,071,000	1,914,085
Societe Generale SA(a),(k)
12/14/2026	1.488%	2,401,000	2,245,207
01/12/2027	6.447%	600,000	603,050
01/19/2028	2.797%	1,910,000	1,762,563
01/10/2029	6.446%	600,000	609,816
01/19/2030	5.634%	2,884,000	2,842,306
06/09/2032	2.889%	1,240,000	1,010,157
01/19/2035	6.066%	1,125,000	1,113,611
Subordinated
01/19/2055	7.132%	965,000	929,845
Societe Generale SA(a)
01/22/2030	3.000%	354,000	304,627
Subordinated
04/14/2025	4.250%	307,000	301,700
Standard Chartered PLC(a),(k)
01/30/2026	2.819%	494,000	485,237
01/14/2027	1.456%	460,000	430,562
05/14/2028	5.688%	715,000	714,831
11/16/2028	7.767%	1,600,000	1,702,176
01/09/2029	6.301%	771,000	786,580
02/08/2030	7.018%	607,000	640,056
05/14/2035	5.905%	1,405,000	1,393,636
State Street Corp.(j),(k)
	6.700%	811,000	814,337
Sumitomo Mitsui Financial Group, Inc.
10/19/2026	3.010%	297,000	282,027
01/13/2028	5.520%	310,000	313,246
07/16/2029	3.040%	769,000	693,320
SunTrust Bank
Subordinated
05/15/2026	3.300%	200,000	191,622
Svenska Handelsbanken AB(a)
06/15/2028	5.500%	2,040,000	2,052,239
Toronto-Dominion Bank (The)
07/17/2028	5.523%	340,000	344,039
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Truist Financial Corp.(k)
10/30/2029	7.161%	5,280,000	5,606,258
01/24/2030	5.435%	3,027,000	3,017,517
01/26/2034	5.122%	1,881,000	1,800,535
06/08/2034	5.867%	599,000	604,068
01/24/2035	5.711%	1,737,000	1,729,753
UBS AG
09/11/2028	5.650%	2,090,000	2,127,248
UBS Group AG(a),(k)
08/10/2027	1.494%	1,884,000	1,728,233
05/12/2028	4.751%	1,880,000	1,839,740
08/13/2030	3.126%	4,530,000	4,059,727
09/13/2030	5.617%	4,534,000	4,557,951
08/05/2033	4.988%	914,000	871,821
02/08/2035	5.699%	1,801,000	1,799,139
UBS Group AG
05/15/2045	4.875%	905,000	812,485
UniCredit SpA(a),(k)
09/22/2026	2.569%	1,095,000	1,050,695
US Bancorp(k)
01/23/2030	5.384%	380,000	380,857
01/23/2035	5.678%	600,000	602,808
Wells Fargo & Co.(k)
04/25/2026	3.908%	855,000	842,152
04/22/2028	5.707%	5,192,000	5,238,737
07/25/2029	5.574%	849,000	856,902
10/23/2029	6.303%	3,718,000	3,856,556
01/23/2030	5.198%	10,699,000	10,653,026
02/11/2031	2.572%	2,845,000	2,461,376
07/25/2033	4.897%	4,768,000	4,589,930
04/24/2034	5.389%	1,310,000	1,295,719
07/25/2034	5.557%	1,670,000	1,669,770
10/23/2034	6.491%	4,156,000	4,433,152
04/30/2041	3.068%	2,187,000	1,604,127
Wells Fargo & Co.
Subordinated
06/03/2026	4.100%	265,000	258,253
06/14/2046	4.400%	1,525,000	1,231,003
Total			386,557,563
Brokerage/Asset Managers/Exchanges 0.1%
Apollo Global Management, Inc.
05/21/2054	5.800%	1,309,000	1,289,208
Brookfield Finance LLC
04/15/2050	3.450%	211,000	144,718
Brookfield Finance, Inc.
03/29/2029	4.850%	385,000	378,217
09/20/2047	4.700%	76,000	64,303
Nomura Holdings, Inc.(g)
07/02/2027	5.594%	400,000	400,244
07/03/2034	5.783%	1,100,000	1,095,509
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Nomura Holdings, Inc.
07/16/2030	2.679%	290,000	246,393
Total			3,618,592
Building Materials 0.2%
American Builders & Contractors Supply Co., Inc.(a)
01/15/2028	4.000%	885,000	828,885
Builders FirstSource, Inc.(a)
02/01/2032	4.250%	1,445,000	1,276,090
JELD-WEN, Inc.(a)
12/15/2027	4.875%	550,000	519,409
Knife River Corp.(a)
05/01/2031	7.750%	480,000	501,715
Masco Corp.
10/01/2030	2.000%	400,000	329,236
08/15/2032	6.500%	184,000	195,822
Masterbrand, Inc.(a)
07/15/2032	7.000%	675,000	682,547
Owens Corning
06/15/2034	5.700%	1,313,000	1,325,534
06/15/2054	5.950%	788,000	793,352
Smyrna Ready Mix Concrete LLC(a)
11/01/2028	6.000%	575,000	561,727
Standard Industries, Inc.(a)
01/15/2028	4.750%	1,805,000	1,721,071
07/15/2030	4.375%	1,025,000	925,999
Summit Materials LLC/Finance Corp.(a)
01/15/2029	5.250%	1,020,000	988,577
Total			10,649,964
Cable and Satellite 1.1%
Altice Financing SA(a)
01/15/2028	5.000%	600,000	455,009
CCO Holdings LLC/Capital Corp.(a)
06/01/2029	5.375%	3,049,000	2,773,456
03/01/2030	4.750%	5,270,000	4,564,669
02/01/2031	4.250%	1,160,000	946,814
Charter Communications Operating LLC
06/01/2034	6.550%	2,268,000	2,272,039
Charter Communications Operating LLC/Capital
11/10/2026	6.150%	1,773,000	1,789,580
06/01/2029	6.100%	4,083,000	4,097,993
02/01/2034	6.650%	960,000	969,881
04/01/2038	5.375%	286,000	249,697
06/01/2041	3.500%	440,000	295,762
03/01/2042	3.500%	3,897,000	2,601,897
03/01/2050	4.800%	392,000	288,133
04/01/2051	3.700%	430,000	262,490
06/01/2052	3.900%	1,595,000	999,665
04/01/2053	5.250%	1,076,000	845,402
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
04/01/2063	5.500%	448,000	348,146
Comcast Corp.
11/15/2027	5.350%	1,682,000	1,700,537
06/01/2034	5.300%	3,941,000	3,949,018
08/15/2034	4.200%	400,000	366,678
03/01/2038	3.900%	1,120,000	948,087
11/01/2039	3.250%	218,000	167,741
04/01/2040	3.750%	259,000	210,470
11/01/2049	3.999%	170,000	132,498
02/01/2050	3.450%	181,000	127,845
11/01/2051	2.887%	486,000	303,444
11/01/2052	4.049%	967,000	749,358
05/15/2053	5.350%	4,385,000	4,201,267
06/01/2054	5.650%	1,750,000	1,747,450
11/01/2056	2.937%	3,865,000	2,331,787
11/01/2063	2.987%	1,237,000	725,670
Cox Communications, Inc.(a)
10/01/2030	1.800%	402,000	323,132
10/01/2050	2.950%	290,000	172,672
CSC Holdings LLC(a)
02/01/2029	6.500%	2,847,000	2,082,756
DIRECTV Holdings LLC/Financing Co., Inc.(a)
08/15/2027	5.875%	720,000	677,548
DISH DBS Corp.
11/15/2024	5.875%	2,105,000	2,007,970
DISH Network Corp.(a)
11/15/2027	11.750%	1,000,000	982,332
Hughes Satellite Systems Corp.
08/01/2026	6.625%	1,185,000	534,611
Intelsat Jackson Holdings SA(a)
03/15/2030	6.500%	1,470,000	1,371,220
Sirius XM Radio, Inc.(a)
08/01/2027	5.000%	1,069,000	1,022,885
07/15/2028	4.000%	1,160,000	1,047,977
07/01/2029	5.500%	1,235,000	1,160,322
Time Warner Cable LLC
05/01/2037	6.550%	205,000	194,198
06/15/2039	6.750%	477,000	461,930
Virgin Media Secured Finance PLC(a)
05/15/2029	5.500%	910,000	831,486
Total			54,293,522
Chemicals 0.3%
Avient Corp.(a)
08/01/2030	7.125%	810,000	824,349
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%	651,000	633,081
Braskem Idesa SAPI(a)
02/20/2032	6.990%	247,000	187,215
The accompanying Notes to Financial Statements are an integral part of this statement.

Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Celanese US Holdings LLC
11/15/2030	6.550%	510,000	533,122
07/15/2032	6.379%	1,980,000	2,035,922
Chemours Co. (The)(a)
11/15/2028	5.750%	955,000	882,318
CVR Partners LP/Nitrogen Finance Corp.(a)
06/15/2028	6.125%	474,000	455,581
Dow Chemical Co. (The)
02/15/2034	5.150%	1,726,000	1,689,747
02/15/2054	5.600%	1,291,000	1,242,533
Element Solutions, Inc.(a)
09/01/2028	3.875%	725,000	666,798
INEOS Finance PLC(a)
05/15/2028	6.750%	500,000	501,769
LYB International Finance III LLC
10/01/2025	1.250%	368,000	348,354
03/01/2034	5.500%	2,373,000	2,347,807
04/01/2051	3.625%	1,743,000	1,197,857
Nutrien Ltd.
04/01/2029	4.200%	155,000	148,272
03/15/2035	4.125%	239,000	213,284
04/01/2049	5.000%	220,000	193,679
Trinseo Materials Operating SCA/Finance, Inc.(a)
09/01/2025	5.375%	272,000	223,377
Union Carbide Corp.
10/01/2096	7.750%	314,000	383,151
Total			14,708,216
Construction Machinery 0.7%
Caterpillar Financial Services Corp.
01/08/2027	4.500%	2,132,000	2,110,548
05/14/2027	5.000%	2,593,000	2,596,429
02/27/2029	4.850%	2,588,000	2,588,780
EquipmentShare.com, Inc.(a)
05/15/2032	8.625%	530,000	550,233
Herc Holdings, Inc.(a)
07/15/2027	5.500%	1,020,000	1,005,300
John Deere Capital Corp.
09/08/2026	5.150%	2,957,000	2,960,631
01/08/2027	4.500%	2,983,000	2,952,565
06/11/2027	4.900%	2,609,000	2,602,957
09/15/2027	4.150%	1,700,000	1,662,216
07/14/2028	4.950%	676,000	676,710
01/16/2029	4.500%	2,983,000	2,931,610
06/11/2029	4.850%	3,044,000	3,034,162
04/11/2034	5.100%	2,155,000	2,148,420
06/12/2034	5.050%	2,732,000	2,712,694
Ritchie Bros Holdings, Inc.(a)
03/15/2031	7.750%	265,000	277,043
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Terex Corp.(a)
05/15/2029	5.000%	520,000	492,992
United Rentals North America, Inc.
01/15/2028	4.875%	1,605,000	1,554,373
01/15/2030	5.250%	765,000	740,533
Total			33,598,196
Consumer Cyclical Services 0.1%
ADT Security Corp. (The)(a)
07/15/2032	4.875%	580,000	533,314
Allied Universal Holdco LLC/Finance Corp./Atlas Luxco 4 Sarl(a)
06/01/2028	4.625%	235,000	214,251
06/01/2028	4.625%	223,000	203,113
Arches Buyer, Inc.(a)
06/01/2028	4.250%	790,000	704,894
Ford Foundation (The)
06/01/2070	2.815%	440,000	255,929
Garda World Security Corp(a)
02/15/2027	4.625%	653,000	624,430
Prime Security Services Borrower LLC/Finance, Inc.(a)
04/15/2026	5.750%	1,160,000	1,151,052
01/15/2028	6.250%	285,000	280,436
Service Corp. International
06/01/2029	5.125%	980,000	953,798
Total			4,921,217
Consumer Products 0.2%
ACCO Brands Corp.(a)
03/15/2029	4.250%	1,285,000	1,149,379
Amer Sports Co.(a)
02/16/2031	6.750%	395,000	393,900
CD&R Smokey Buyer, Inc.(a)
07/15/2025	6.750%	800,000	795,204
Central Garden & Pet Co.
10/15/2030	4.125%	840,000	749,457
Edgewell Personal Care Co.(a)
06/01/2028	5.500%	778,000	759,991
Energizer Holdings, Inc.(a)
06/15/2028	4.750%	1,330,000	1,245,537
GSK Consumer Healthcare Capital US LLC
03/24/2032	3.625%	1,150,000	1,029,564
Mead Johnson Nutrition Co.
06/01/2044	4.600%	350,000	302,908
Newell Brands, Inc.
09/15/2029	6.625%	1,080,000	1,060,764
Newell, Inc.
04/01/2026	5.200%	1,535,000	1,515,462
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Scotts Miracle-Gro Co. (The)
10/15/2029	4.500%	1,635,000	1,493,699
Tempur Sealy International, Inc.(a)
04/15/2029	4.000%	1,370,000	1,237,205
Total			11,733,070
Diversified Manufacturing 0.2%
BWX Technologies, Inc.(a)
06/30/2028	4.125%	705,000	657,035
Chart Industries, Inc.(a)
01/01/2030	7.500%	1,090,000	1,128,138
Emerald Debt Merger Sub LLC(a)
12/15/2030	6.625%	1,185,000	1,195,178
Griffon Corp.
03/01/2028	5.750%	976,000	942,206
Honeywell International, Inc.
03/01/2054	5.250%	1,500,000	1,455,878
03/01/2064	5.350%	890,000	863,238
Madison IAQ LLC(a)
06/30/2028	4.125%	1,235,000	1,152,041
TriMas Corp.(a)
04/15/2029	4.125%	725,000	662,872
WESCO Distribution, Inc.(a)
06/15/2028	7.250%	1,010,000	1,029,215
WW Grainger, Inc.
06/15/2045	4.600%	200,000	179,080
Xylem, Inc.
01/30/2031	2.250%	176,000	147,708
Total			9,412,589
Electric 2.4%
AEP Transmission Co. LLC
09/15/2049	3.150%	440,000	288,569
08/15/2051	2.750%	600,000	359,210
Alabama Power Co.
02/15/2033	5.700%	159,000	161,540
05/15/2038	6.125%	70,000	73,654
07/15/2051	3.125%	360,000	238,377
Alliant Energy Finance LLC(a)
06/06/2027	5.400%	200,000	200,454
Ameren Illinois Co.
07/01/2054	5.550%	750,000	735,908
American Transmission Systems, Inc.(a)
01/15/2032	2.650%	530,000	440,567
Baltimore Gas and Electric Co.
06/15/2031	2.250%	1,138,000	948,012
08/15/2046	3.500%	376,000	271,251
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Calpine Corp.(a)
06/01/2026	5.250%	360,000	356,115
02/15/2028	4.500%	640,000	608,685
CenterPoint Energy Houston Electric LLC
10/01/2028	5.200%	1,272,000	1,282,617
03/01/2034	5.150%	1,035,000	1,026,309
03/01/2052	3.600%	840,000	606,504
Commonwealth Edison Co.
06/15/2046	3.650%	243,000	180,414
Connecticut Light & Power Co. (The)
04/01/2048	4.000%	236,000	188,114
Consolidated Edison Co. of New York, Inc.
03/15/2034	5.500%	2,171,000	2,206,204
05/15/2034	5.375%	1,309,000	1,315,120
12/01/2051	3.200%	255,000	167,825
11/15/2053	5.900%	852,000	872,291
05/15/2054	5.700%	872,000	870,115
Constellation Energy Generation LLC
10/01/2053	6.500%	1,419,000	1,508,113
03/15/2054	5.750%	505,000	489,539
Consumers Energy Co.
05/15/2033	4.625%	720,000	689,542
08/31/2064	4.350%	186,000	143,385
Dominion Energy, Inc.(k)
06/01/2054	7.000%	340,000	354,405
02/01/2055	6.875%	520,000	531,410
DTE Electric Co.
06/15/2042	3.950%	364,000	288,799
04/01/2043	4.000%	775,000	635,911
03/01/2050	2.950%	1,327,000	854,921
03/01/2052	3.650%	608,000	446,269
DTE Energy Co.
06/01/2034	5.850%	1,222,000	1,239,796
Duke Energy Carolinas LLC
12/01/2028	6.000%	205,000	211,234
04/15/2031	2.550%	519,000	442,071
03/15/2032	2.850%	1,412,000	1,209,358
01/15/2033	4.950%	867,000	852,858
12/15/2041	4.250%	313,000	261,964
03/15/2052	3.550%	1,029,000	724,042
01/15/2053	5.350%	1,704,000	1,618,665
01/15/2054	5.400%	853,000	817,432
Duke Energy Corp.
06/15/2051	3.500%	705,000	475,506
06/15/2054	5.800%	1,110,000	1,078,985
Duke Energy Florida LLC
12/15/2031	2.400%	1,133,000	940,089
Duke Energy Indiana LLC
05/15/2046	3.750%	188,000	142,404
04/01/2050	2.750%	1,905,000	1,147,558
The accompanying Notes to Financial Statements are an integral part of this statement.

Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Duke Energy Ohio, Inc.
04/01/2033	5.250%	1,681,000	1,666,102
02/01/2049	4.300%	295,000	236,716
Duke Energy Progress LLC
04/01/2035	5.700%	300,000	300,449
10/15/2046	3.700%	323,000	239,023
09/15/2047	3.600%	300,000	216,649
08/15/2050	2.500%	1,148,000	659,649
Duquesne Light Holdings, Inc.(a)
08/01/2027	3.616%	700,000	658,210
10/01/2030	2.532%	373,000	313,458
Edison International
11/15/2028	5.250%	250,000	247,771
06/15/2029	5.450%	385,000	384,878
Emera US Finance LP
06/15/2046	4.750%	600,000	493,501
Enel Finance International NV(a)
04/06/2028	3.500%	335,000	313,340
06/26/2029	5.125%	820,000	806,949
06/26/2034	5.500%	1,235,000	1,203,206
Enel Finance International NV(a),(k)
07/12/2031	2.250%	1,764,000	1,435,753
Entergy Arkansas LLC
01/15/2033	5.150%	1,705,000	1,683,406
06/15/2051	2.650%	1,339,000	777,630
Entergy Corp.(k)
12/01/2054	7.125%	910,000	903,087
Entergy Louisiana LLC
06/01/2031	3.050%	161,000	140,193
03/15/2051	2.900%	880,000	533,079
03/15/2054	5.700%	500,000	492,792
Entergy Mississippi LLC
09/01/2033	5.000%	500,000	484,645
Entergy Texas, Inc.
03/15/2031	1.750%	1,609,000	1,297,252
Eversource Energy
07/01/2027	4.600%	232,000	227,152
04/15/2031	5.850%	1,730,000	1,753,431
07/15/2034	5.950%	1,039,000	1,049,064
Exelon Generation Co. LLC
10/01/2041	5.750%	800,000	787,129
06/15/2042	5.600%	1,590,000	1,534,353
FirstEnergy Transmission LLC(a)
04/01/2049	4.550%	580,000	479,534
Florida Power & Light Co.
09/01/2035	5.400%	205,000	204,695
06/15/2054	5.600%	1,138,000	1,150,060
Fortis, Inc.
10/04/2026	3.055%	211,000	200,186
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ITC Holdings Corp.(a)
09/22/2027	4.950%	428,000	423,971
05/14/2030	2.950%	530,000	466,772
06/01/2033	5.400%	700,000	689,947
05/09/2034	5.650%	1,135,000	1,134,614
Jersey Central Power & Light Co.(a)
01/15/2026	4.300%	260,000	255,382
03/01/2032	2.750%	1,250,000	1,032,793
Jersey Central Power & Light Co.
06/01/2037	6.150%	150,000	154,737
Kansas City Power & Light Co.
06/15/2047	4.200%	400,000	320,194
Metropolitan Edison Co.(a)
04/01/2028	5.200%	876,000	874,752
01/15/2029	4.300%	1,338,000	1,285,963
MidAmerican Energy Co.
11/01/2035	5.750%	600,000	615,416
08/01/2052	2.700%	986,000	589,865
Mid-Atlantic Interstate Transmission LLC(a)
05/15/2028	4.100%	255,000	244,798
Mississippi Power Co.
03/15/2042	4.250%	579,000	475,587
07/30/2051	3.100%	1,364,000	859,966
Nevada Power Co.
04/01/2036	6.650%	225,000	242,200
09/15/2040	5.375%	546,000	515,841
New England Power Co.(a)
12/05/2047	3.800%	168,000	125,026
NextEra Energy Capital Holdings, Inc.(k)
06/15/2054	6.750%	490,000	494,758
Niagara Mohawk Power Corp.(a)
10/01/2034	4.278%	257,000	227,077
Northern States Power Co.
06/01/2052	4.500%	440,000	371,778
03/15/2054	5.400%	689,000	665,733
NRG Energy, Inc.(a)
12/02/2025	2.000%	293,000	277,141
12/02/2027	2.450%	327,000	295,229
06/15/2029	4.450%	199,000	187,771
06/15/2029	5.250%	1,505,000	1,445,902
NRG Energy, Inc.
01/15/2027	6.625%	107,000	106,795
01/15/2028	5.750%	920,000	912,974
NSTAR Electric Co.
06/01/2034	5.400%	1,313,000	1,314,233
Ohio Power Co.
10/01/2051	2.900%	695,000	424,288
Oncor Electric Delivery Co. LLC(a)
06/15/2054	5.550%	1,474,000	1,446,614
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pacific Gas and Electric Co.
03/01/2026	2.950%	1,295,000	1,239,075
01/15/2029	6.100%	175,000	179,117
07/01/2030	4.550%	1,648,000	1,562,792
06/15/2033	6.400%	1,430,000	1,479,033
05/15/2034	5.800%	3,223,000	3,205,451
06/01/2041	4.200%	661,000	516,385
08/15/2042	3.750%	183,000	131,975
02/15/2044	4.750%	383,000	313,042
12/01/2047	3.950%	2,591,000	1,852,539
07/01/2050	4.950%	3,634,000	3,001,238
08/01/2050	3.500%	432,000	282,654
01/15/2053	6.750%	20,000	20,781
PacifiCorp
02/15/2050	4.150%	887,000	677,271
Palomino Funding Trust I(a)
05/17/2028	7.233%	500,000	524,847
PECO Energy Co.
06/15/2050	2.800%	490,000	304,100
09/15/2051	2.850%	1,371,000	843,892
Pennsylvania Electric Co.(a)
03/30/2026	5.150%	854,000	848,401
03/15/2028	3.250%	1,250,000	1,168,931
PG&E Corp.
07/01/2028	5.000%	816,000	785,785
07/01/2030	5.250%	610,000	583,231
Potomac Electric Power Co.
12/15/2038	7.900%	160,000	201,920
03/15/2043	4.150%	250,000	206,195
PPL Electric Utilities Corp.
05/15/2053	5.250%	220,000	209,723
Public Service Co. of Colorado
01/15/2051	2.700%	505,000	297,495
Public Service Co. of Oklahoma
08/15/2051	3.150%	770,000	494,927
Public Service Electric and Gas Co.
08/15/2031	1.900%	1,954,000	1,579,497
05/01/2050	2.700%	532,000	332,104
08/01/2050	2.050%	316,000	170,349
Public Service Enterprise Group, Inc.
10/15/2028	5.875%	1,743,000	1,782,853
04/01/2029	5.200%	1,298,000	1,294,741
04/01/2034	5.450%	1,463,000	1,450,999
Puget Sound Energy, Inc.
09/15/2051	2.893%	800,000	493,000
06/15/2054	5.685%	1,399,000	1,385,499
San Diego Gas & Electric Co.
08/15/2028	4.950%	640,000	637,176
08/15/2051	2.950%	535,000	347,620
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Southern California Edison Co.
03/01/2028	3.650%	200,000	189,401
06/01/2031	5.450%	440,000	443,242
01/15/2036	5.550%	130,000	128,524
02/01/2038	5.950%	210,000	212,686
03/01/2048	4.125%	856,000	664,687
12/01/2053	5.875%	1,566,000	1,562,776
Southern Power Co.
09/15/2041	5.150%	398,000	368,117
Southwestern Electric Power Co.
04/01/2033	5.300%	370,000	358,497
04/01/2045	3.900%	428,000	317,793
Southwestern Public Service Co.
08/15/2041	4.500%	338,000	282,837
Toledo Edison Co. (The)
05/15/2037	6.150%	205,000	215,172
Tucson Electric Power Co.
04/15/2053	5.500%	410,000	394,309
Union Electric Co.
01/15/2054	5.250%	515,000	481,109
Virginia Electric and Power Co.
11/15/2051	2.950%	1,138,000	711,164
Vistra Operations Co. LLC(a)
02/15/2027	5.625%	1,860,000	1,828,831
07/31/2027	5.000%	690,000	667,608
10/15/2031	7.750%	370,000	385,394
04/15/2034	6.000%	3,844,000	3,848,245
Xcel Energy, Inc.
09/15/2041	4.800%	90,000	78,081
Total			115,396,681
Environmental 0.1%
GFL Environmental, Inc.(a)
08/01/2025	3.750%	245,000	242,643
08/01/2028	4.000%	980,000	908,777
06/15/2029	4.750%	365,000	344,449
01/15/2031	6.750%	450,000	459,651
Republic Services, Inc.
11/15/2029	5.000%	1,741,000	1,734,318
02/15/2031	1.450%	378,000	299,557
11/15/2034	5.200%	2,168,000	2,152,054
Stericycle, Inc.(a)
01/15/2029	3.875%	305,000	284,877
Total			6,426,326
Finance Companies 0.4%
AerCap Ireland Capital DAC/Global Aviation Trust
10/29/2026	2.450%	940,000	876,989
10/29/2028	3.000%	235,000	213,580
01/30/2032	3.300%	225,000	193,351
The accompanying Notes to Financial Statements are an integral part of this statement.

Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aviation Capital Group LLC(a)
08/01/2025	4.125%	505,000	495,701
Avolon Holdings Funding Ltd.(a)
01/15/2026	5.500%	1,620,000	1,607,600
02/21/2026	2.125%	249,000	234,093
11/18/2027	2.528%	2,445,000	2,198,174
05/04/2028	6.375%	185,000	187,958
03/01/2029	5.750%	1,596,000	1,586,443
11/15/2029	5.750%	4,205,000	4,184,688
Mitsubishi HC Finance America LLC(a)
09/12/2028	5.807%	500,000	507,402
Nationstar Mortgage Holdings, Inc.(a)
01/15/2027	6.000%	996,000	985,465
OneMain Finance Corp.
01/15/2027	3.500%	545,000	510,570
Quicken Loans LLC/Co-Issuer, Inc.(a)
03/01/2029	3.625%	1,705,000	1,549,181
Springleaf Finance Corp.
03/15/2026	7.125%	1,900,000	1,928,894
Total			17,260,089
Food and Beverage 0.7%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2036	4.700%	7,283,000	6,939,755
02/01/2046	4.900%	203,000	186,942
Anheuser-Busch InBev Finance, Inc.
02/01/2044	4.625%	30,000	26,719
Anheuser-Busch InBev Worldwide, Inc.
04/15/2038	4.375%	1,106,000	1,006,696
01/23/2039	5.450%	870,000	881,984
06/01/2040	4.350%	505,000	445,439
01/23/2059	5.800%	637,000	663,142
Bunge Ltd. Finance Corp.
08/17/2025	1.630%	878,000	839,997
Campbell Soup Co.
04/24/2030	2.375%	205,000	176,585
04/24/2050	3.125%	249,000	161,873
Cargill, Inc.(a)
11/01/2036	7.250%	300,000	327,675
04/22/2052	4.375%	160,000	135,203
Central American Bottling Corp/CBC Bottling Holdco SL/Beliv Holdco SL(a)
04/27/2029	5.250%	419,000	389,069
Coca-Cola Co. (The)
05/13/2034	5.000%	1,311,000	1,315,311
05/13/2054	5.300%	1,704,000	1,692,532
05/13/2064	5.400%	436,000	432,105
Coca-Cola Femsa SAB de CV
01/22/2030	2.750%	339,000	300,671
09/01/2032	1.850%	1,000,000	774,668
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Constellation Brands, Inc.
11/15/2048	5.250%	1,775,000	1,652,776
Darling Ingredients, Inc.(a)
04/15/2027	5.250%	1,010,000	987,157
JBS SA/Food Co./Finance, Inc.
12/01/2031	3.750%	609,000	532,136
01/15/2032	3.625%	870,000	752,248
05/15/2032	3.000%	3,157,000	2,586,329
JBS USA LUX SA/Food Co./Luxembourg SARL(a)
03/15/2034	6.750%	381,000	402,998
11/15/2053	7.250%	3,232,000	3,503,122
Keurig Dr Pepper, Inc.
06/15/2027	3.430%	135,000	128,705
Lamb Weston Holdings, Inc.(a)
05/15/2028	4.875%	540,000	522,356
PepsiCo, Inc.
07/18/2032	3.900%	2,139,000	1,996,933
Performance Food Group, Inc.(a)
10/15/2027	5.500%	780,000	762,889
Post Holdings, Inc.(a)
04/15/2030	4.625%	915,000	840,749
Total			31,364,764
Gaming 0.1%
Caesars Entertainment, Inc.(a)
10/15/2029	4.625%	1,060,000	971,515
MGM Resorts International
04/15/2027	5.500%	1,120,000	1,106,518
04/15/2032	6.500%	320,000	318,515
Station Casinos LLC(a)
02/15/2028	4.500%	550,000	517,225
Wynn Las Vegas LLC/Capital Corp.(a)
05/15/2027	5.250%	515,000	502,327
Wynn Macau Ltd.(a)
10/01/2024	4.875%	505,000	502,504
08/26/2028	5.625%	295,000	276,640
Wynn Resorts Finance LLC/Capital Corp.(a)
10/01/2029	5.125%	805,000	766,326
Total			4,961,570
Health Care 0.9%
Abbott Laboratories
11/30/2036	4.750%	297,000	288,153
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	1,080,000	1,055,967
AdaptHealth LLC(a)
08/01/2029	4.625%	915,000	793,091
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Alcon Finance Corp.(a)
05/27/2030	2.600%	464,000	404,349
12/06/2032	5.375%	2,284,000	2,287,881
Ascension Health
11/15/2029	2.532%	341,000	302,325
Avantor Funding, Inc.(a)
07/15/2028	4.625%	445,000	423,418
Baxter International, Inc.
04/01/2031	1.730%	1,250,000	991,597
Becton Dickinson & Co.
06/07/2029	5.081%	1,739,000	1,737,386
Boston Scientific Corp.
03/01/2039	4.550%	84,000	78,271
Charles River Laboratories International, Inc.(a)
03/15/2029	3.750%	505,000	461,597
Children’s Hospital Corp. (The)
02/01/2050	2.585%	232,000	144,576
Children’s Hospital/DC
07/15/2050	2.928%	259,000	165,816
CHS/Community Health Systems, Inc.(a)
03/15/2027	5.625%	1,165,000	1,083,975
Cigna Corp.
07/15/2046	4.800%	218,000	191,793
CommonSpirit Health
10/01/2025	1.547%	230,000	218,554
10/01/2029	3.347%	799,000	732,169
10/01/2030	2.782%	228,000	197,595
10/01/2050	3.910%	225,000	170,515
Cottage Health Obligated Group
11/01/2049	3.304%	208,000	148,770
CVS Health Corp.
03/25/2048	5.050%	2,783,000	2,398,286
CVS Pass-Through Trust(a)
10/10/2025	6.204%	35,074	34,945
01/10/2032	7.507%	77,904	81,248
01/10/2034	5.926%	567,903	562,610
01/10/2036	4.704%	1,432,948	1,300,207
08/11/2036	4.163%	125,844	112,061
DaVita, Inc.(a)
06/01/2030	4.625%	1,160,000	1,049,678
DH Europe Finance II Sarl
11/15/2024	2.200%	2,092,000	2,065,460
Encompass Health Corp.
02/01/2028	4.500%	78,000	74,225
02/01/2030	4.750%	915,000	855,917
04/01/2031	4.625%	210,000	192,999
Hackensack Meridian Health, Inc.
09/01/2050	2.875%	341,000	223,125
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hartford HealthCare Corp.
07/01/2054	3.447%	460,000	329,945
HCA, Inc.
06/15/2029	4.125%	5,568,000	5,273,290
04/01/2034	5.600%	330,000	327,865
06/15/2039	5.125%	225,000	208,246
06/15/2047	5.500%	1,470,000	1,356,844
06/15/2049	5.250%	1,547,000	1,378,068
07/15/2051	3.500%	102,000	68,193
03/15/2052	4.625%	480,000	387,614
06/01/2053	5.900%	2,008,000	1,954,794
04/01/2054	6.000%	330,000	325,556
Hologic, Inc.(a)
02/15/2029	3.250%	1,045,000	937,695
IQVIA, Inc.(a)
05/15/2027	5.000%	1,073,000	1,048,266
Memorial Health Services
11/01/2049	3.447%	419,000	311,707
Mozart Debt Merger Sub, Inc.(a)
04/01/2029	3.875%	1,865,000	1,717,248
MultiCare Health System
08/15/2050	2.803%	194,000	116,515
NYU Langone Hospitals
07/01/2055	3.380%	188,000	130,493
Owens & Minor, Inc.
12/15/2024	4.375%	865,000	857,025
Providence St Joseph Health Obligated Group
10/01/2026	2.746%	307,000	288,980
Quest Diagnostics, Inc.
06/30/2031	2.800%	179,000	153,149
Solventum Corp.(a)
03/23/2034	5.600%	250,000	245,369
Tenet Healthcare Corp.
02/01/2027	6.250%	1,400,000	1,399,355
11/01/2027	5.125%	1,330,000	1,301,503
06/01/2029	4.250%	1,091,000	1,015,733
06/15/2030	6.125%	2,170,000	2,156,531
Yale-New Haven Health Services Corp.
07/01/2050	2.496%	324,000	195,074
Total			44,313,617
Healthcare Insurance 0.3%
Aetna, Inc.
12/15/2037	6.750%	201,000	214,723
08/15/2047	3.875%	492,000	356,795
Anthem, Inc.
12/01/2047	4.375%	94,000	78,024
The accompanying Notes to Financial Statements are an integral part of this statement.

Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Elevance Health, Inc.
06/15/2029	5.150%	1,880,000	1,885,082
06/15/2034	5.375%	1,313,000	1,319,056
UnitedHealth Group, Inc.
04/15/2027	4.600%	1,781,000	1,766,329
04/15/2031	4.900%	1,781,000	1,764,113
08/15/2039	3.500%	247,000	199,532
05/15/2041	3.050%	400,000	295,634
02/15/2053	5.875%	1,373,000	1,426,177
04/15/2053	5.050%	2,660,000	2,467,290
04/15/2054	5.375%	815,000	791,543
04/15/2064	5.500%	445,000	431,572
Total			12,995,870
Healthcare REIT 0.0%
HCP, Inc.
07/15/2029	3.500%	240,000	221,547
Healthcare Trust of America Holdings LP
02/15/2030	3.100%	500,000	436,347
Sabra Health Care LP
12/01/2031	3.200%	440,000	366,015
Total			1,023,909
Home Construction 0.0%
Weekley Homes LLC/Finance Corp.(a)
09/15/2028	4.875%	1,025,000	949,410
Independent Energy 0.7%
Aker BP ASA(a)
06/13/2028	5.600%	2,201,000	2,219,605
06/13/2033	6.000%	2,747,000	2,773,971
Antero Resources Corp.(a)
07/15/2026	8.375%	1,275,000	1,320,863
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(a)
12/31/2028	8.250%	680,000	696,187
Baytex Energy Corp.(a)
04/30/2030	8.500%	660,000	690,257
California Resources Corp.(a)
02/01/2026	7.125%	635,000	636,421
Chesapeake Energy Corp.(a)
02/01/2026	5.500%	1,195,000	1,183,584
04/15/2029	6.750%	275,000	275,256
Civitas Resources, Inc.(a)
07/01/2028	8.375%	700,000	734,452
11/01/2030	8.625%	230,000	246,866
07/01/2031	8.750%	1,325,000	1,418,655
CNX Resources Corp.(a)
01/15/2029	6.000%	830,000	813,933
Colgate Energy Partners III LLC(a)
07/01/2029	5.875%	715,000	704,943
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Comstock Resources, Inc.(a)
03/01/2029	6.750%	1,085,000	1,051,378
ConocoPhillips Co.
03/15/2054	5.550%	2,350,000	2,314,686
Crescent Energy Finance LLC(a)
02/15/2028	9.250%	1,060,000	1,119,714
Diamondback Energy, Inc.
04/18/2027	5.200%	863,000	863,366
01/30/2030	5.150%	1,611,000	1,603,292
04/18/2034	5.400%	1,628,000	1,611,480
04/18/2054	5.750%	1,366,000	1,323,542
04/18/2064	5.900%	433,000	418,010
Encino Acquisition Partners Holdings LLC(a)
05/01/2028	8.500%	360,000	366,932
Gulfport Energy Corp.
05/17/2026	8.000%	785,000	794,437
Gulfport Energy Corp.(a)
05/17/2026	8.000%	155,000	156,863
Hilcorp Energy I LP/Finance Co.(a)
02/01/2029	5.750%	1,590,000	1,538,882
Lundin Energy Finance BV(a)
07/15/2026	2.000%	218,000	202,842
Marathon Oil Corp.
10/01/2037	6.600%	150,000	162,479
Matador Resources Co.(a)
04/15/2032	6.500%	425,000	425,298
Oasis Petroleum, Inc.(a)
06/01/2026	6.375%	735,000	733,962
Occidental Petroleum Corp.
03/15/2040	6.200%	1,068,000	1,066,598
Ovintiv, Inc.
07/15/2033	6.250%	219,000	225,736
Permian Resources Operating LLC(a)
02/15/2026	7.750%	275,000	277,287
07/15/2031	9.875%	250,000	276,722
01/15/2032	7.000%	300,000	308,318
Pioneer Natural Resources Co.
08/15/2030	1.900%	436,000	365,218
Range Resources Corp.
05/15/2025	4.875%	920,000	914,368
SM Energy Co.
09/15/2026	6.750%	460,000	459,586
01/15/2027	6.625%	910,000	906,518
Southwestern Energy Co.
09/15/2028	8.375%	615,000	636,001
02/01/2029	5.375%	745,000	722,413
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vital Energy, Inc.(a)
04/15/2032	7.875%	260,000	263,978
Total			34,824,899
Integrated Energy 0.6%
BP Capital Markets America, Inc.
11/17/2027	5.017%	3,494,000	3,491,227
04/10/2029	4.699%	2,143,000	2,112,146
10/17/2029	4.970%	3,494,000	3,484,373
01/12/2032	2.721%	2,174,000	1,849,347
02/13/2033	4.812%	905,000	877,470
09/11/2033	4.893%	885,000	861,553
04/10/2034	4.989%	1,025,000	1,002,511
11/10/2050	2.772%	705,000	433,927
06/04/2051	2.939%	341,000	216,730
03/17/2052	3.001%	2,590,000	1,665,220
BP Capital Markets PLC(j),(k)
	4.375%	785,000	769,882
	4.875%	1,765,000	1,667,590
Eni SpA(a)
05/15/2054	5.950%	1,330,000	1,304,578
Exxon Mobil Corp.
08/16/2039	2.995%	278,000	211,307
08/16/2049	3.095%	346,000	234,641
Shell International Finance BV
11/26/2051	3.000%	2,000,000	1,308,884
Total Capital International SA
06/29/2041	2.986%	477,000	346,440
05/29/2050	3.127%	1,400,000	946,448
TotalEnergies Capital SA
04/05/2034	5.150%	861,000	861,905
04/05/2054	5.488%	1,407,000	1,388,327
04/05/2064	5.638%	2,000,000	1,982,643
Total			27,017,149
Leisure 0.2%
Boyne USA, Inc.(a)
05/15/2029	4.750%	1,145,000	1,070,092
Carnival Corp.(a)
08/01/2028	4.000%	820,000	769,100
Carnival Holdings Bermuda Ltd.(a)
05/01/2028	10.375%	630,000	682,244
Cedar Fair LP
07/15/2029	5.250%	405,000	387,893
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
10/01/2028	6.500%	480,000	480,979
Cinemark USA, Inc.(a)
07/15/2028	5.250%	445,000	425,139
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Live Nation Entertainment, Inc.(a)
05/15/2027	6.500%	1,205,000	1,214,520
10/15/2027	4.750%	435,000	416,974
Royal Caribbean Cruises Ltd.(a)
01/15/2029	8.250%	1,195,000	1,261,325
01/15/2029	9.250%	610,000	651,416
01/15/2030	7.250%	970,000	1,004,404
Six Flags Theme Parks, Inc.(a)
07/01/2025	7.000%	302,000	302,661
Total			8,666,747
Life Insurance 0.2%
AIA Group Ltd.(a)
Subordinated
09/16/2040	3.200%	540,000	392,807
AIG SunAmerica Global Financing X(a)
03/15/2032	6.900%	199,000	215,515
Athene Global Funding(a)
01/08/2026	1.450%	358,000	336,191
11/12/2026	2.950%	1,408,000	1,325,207
CNO Global Funding(a)
06/04/2027	5.875%	800,000	802,719
F&G Annuities & Life, Inc.
06/04/2029	6.500%	500,000	498,588
F&G Global Funding(a)
06/30/2026	1.750%	130,000	119,572
06/10/2027	5.875%	600,000	597,257
Guardian Life Insurance Co. of America (The)(a)
Subordinated
01/24/2077	4.850%	208,000	174,297
High Street Funding Trust I(a)
02/15/2028	4.111%	735,000	691,698
Jackson National Life Global Funding(a)
06/11/2025	3.875%	279,000	273,928
Metropolitan Life Global Funding I(a)
09/19/2027	3.000%	170,000	159,235
03/28/2033	5.150%	1,383,000	1,365,395
Mutual of Omaha Cos Global Funding(a)
12/12/2028	5.450%	350,000	351,845
New York Life Global Funding(a)
01/10/2028	3.000%	404,000	377,361
New York Life Insurance Co.(a)
Subordinated
05/15/2069	4.450%	256,000	207,243
Northwestern Mutual Global Funding(a)
05/28/2031	5.160%	510,000	510,862
Protective Life Global Funding(a)
12/08/2028	5.467%	632,000	638,748
The accompanying Notes to Financial Statements are an integral part of this statement.

Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Prudential Funding Asia PLC
04/14/2030	3.125%	550,000	492,990
Prudential Insurance Co. of America (The)(a)
Subordinated
07/01/2025	8.300%	702,000	717,560
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	153,000	135,711
05/15/2047	4.270%	850,000	680,352
Total			11,065,081
Lodging 0.0%
Hilton Domestic Operating Co., Inc.(a)
05/01/2029	3.750%	490,000	449,135
Hilton Domestic Operating Co., Inc.
01/15/2030	4.875%	395,000	379,112
Hilton Worldwide Finance LLC/Corp.
04/01/2027	4.875%	1,175,000	1,153,890
Marriott Ownership Resorts, Inc.(a)
06/15/2029	4.500%	285,000	261,769
Total			2,243,906
Media and Entertainment 0.4%
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%	1,505,000	1,437,617
Gray Television, Inc.(a)
10/15/2030	4.750%	1,075,000	644,896
iHeartCommunications, Inc.
05/01/2026	6.375%	415,000	322,880
iHeartCommunications, Inc.(a)
08/15/2027	5.250%	1,430,000	762,190
Lamar Media Corp.
02/15/2030	4.000%	970,000	878,786
Meta Platforms, Inc.
05/15/2053	5.600%	1,730,000	1,765,896
Midas OpCo Holdings LLC(a)
08/15/2029	5.625%	1,050,000	970,270
News Corp.(a)
05/15/2029	3.875%	585,000	538,779
Nexstar Escrow, Inc.(a)
07/15/2027	5.625%	1,450,000	1,377,150
Outfront Media Capital LLC/Corp.(a)
01/15/2029	4.250%	630,000	573,975
Scripps Escrow II, Inc.(a)
01/15/2029	3.875%	890,000	619,233
Scripps Escrow, Inc.(a)
07/15/2027	5.875%	230,000	139,024
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sinclair Television Group, Inc.(a)
12/01/2030	4.125%	1,325,000	887,750
Take-Two Interactive Software, Inc.
04/14/2027	3.700%	142,000	136,544
06/12/2034	5.600%	1,590,000	1,585,650
TEGNA, Inc.
03/15/2028	4.625%	362,000	327,756
09/15/2029	5.000%	1,091,000	962,683
Univision Communications, Inc.(a)
06/01/2027	6.625%	820,000	786,212
Warnermedia Holdings, Inc.
03/15/2032	4.279%	3,448,000	3,008,666
03/15/2042	5.050%	1,640,000	1,332,780
Total			19,058,737
Metals and Mining 0.4%
Alcoa Nederland Holding BV(a)
05/15/2028	6.125%	1,175,000	1,172,673
Allegheny Technologies, Inc.
12/01/2027	5.875%	840,000	830,318
Anglo American Capital PLC(a)
04/05/2034	5.750%	1,336,000	1,329,818
Big River Steel LLC/Finance Corp.(a)
01/31/2029	6.625%	320,000	320,761
Carpenter Technology Corp.
07/15/2028	6.375%	485,000	484,088
Cleveland-Cliffs, Inc.
06/01/2027	5.875%	748,000	743,016
Cleveland-Cliffs, Inc.(a)
03/01/2029	4.625%	449,000	425,595
FMG Resources Pty Ltd.(a)
09/15/2027	4.500%	655,000	625,422
Freeport-McMoRan, Inc.
08/01/2030	4.625%	522,000	502,513
11/14/2034	5.400%	1,388,000	1,361,340
Glencore Funding LLC(a)
04/04/2029	5.371%	3,457,000	3,439,502
09/23/2031	2.625%	1,420,000	1,168,808
04/04/2034	5.634%	6,963,000	6,856,887
Kaiser Aluminum Corp.(a)
03/01/2028	4.625%	545,000	509,754
Steel Dynamics, Inc.
10/15/2027	1.650%	212,000	189,092
United States Steel Corp.
03/01/2029	6.875%	490,000	491,900
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vale Overseas Ltd.
06/12/2033	6.125%	295,000	296,639
06/28/2054	6.400%	813,000	799,632
Total			21,547,758
Midstream 1.2%
AmeriGas Partners LP/Finance Corp.
08/20/2026	5.875%	1,115,000	1,080,336
Antero Midstream Partners LP/Finance Corp.(a)
06/15/2029	5.375%	730,000	708,279
Blue Racer Midstream LLC/Finance Corp.(a)
07/15/2026	6.625%	475,000	474,854
Buckeye Partners LP
12/01/2027	4.125%	560,000	523,121
11/15/2043	5.850%	770,000	659,689
Cameron LNG LLC(a)
01/15/2039	3.701%	302,000	244,595
Cheniere Energy Partners LP
10/01/2029	4.500%	510,000	485,740
03/01/2031	4.000%	1,600,000	1,453,321
Cheniere Energy Partners LP(a)
08/15/2034	5.750%	2,860,000	2,861,932
Columbia Pipelines Operating Co. LLC(a)
11/15/2033	6.036%	685,000	699,887
08/15/2043	6.497%	410,000	426,684
DT Midstream, Inc.(a)
06/15/2029	4.125%	1,160,000	1,072,496
Enbridge, Inc.
11/15/2028	6.000%	1,279,000	1,317,020
11/15/2030	6.200%	1,279,000	1,342,866
04/05/2034	5.625%	2,141,000	2,137,721
04/05/2054	5.950%	430,000	426,747
Enbridge, Inc.(k)
01/15/2084	8.500%	1,145,000	1,235,721
Energy Transfer LP
07/01/2029	5.250%	2,975,000	2,957,455
09/01/2034	5.600%	2,175,000	2,157,408
05/15/2054	5.950%	2,159,000	2,091,420
09/01/2054	6.050%	1,305,000	1,279,311
Energy Transfer Operating LP
04/15/2047	5.300%	871,000	771,180
05/15/2050	5.000%	506,000	430,080
Energy Transfer Partners LP
06/01/2041	6.050%	299,000	293,114
EnLink Midstream LLC(a)
01/15/2028	5.625%	555,000	550,412
EnLink Midstream LLC
06/01/2029	5.375%	137,000	133,756
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Enterprise Products Operating LLC
10/15/2034	6.650%	875,000	960,364
EQM Midstream Partners LP(a)
01/15/2029	4.500%	1,335,000	1,260,458
01/15/2031	4.750%	895,000	837,832
Flex Intermediate Holdco LLC(a)
06/30/2031	3.363%	270,000	224,755
12/30/2039	4.317%	260,000	188,572
Galaxy Pipeline Assets Bidco Ltd.(a)
03/31/2034	2.160%	1,432,787	1,227,864
03/31/2036	2.625%	1,070,000	871,174
09/30/2040	2.940%	1,053,147	842,898
Genesis Energy LP/Finance Corp.
01/15/2027	8.000%	555,000	567,657
02/01/2028	7.750%	480,000	485,311
Harvest Midstream I LP(a)
05/15/2032	7.500%	420,000	425,555
Hess Midstream Operations LP(a)
02/15/2026	5.625%	595,000	591,230
Kinder Morgan Energy Partners LP
03/01/2043	5.000%	242,000	211,084
Kinder Morgan, Inc.
08/01/2050	3.250%	1,164,000	743,744
Kinetik Holdings LP(a)
12/15/2028	6.625%	940,000	954,903
06/15/2030	5.875%	2,759,000	2,719,660
MPLX LP
06/01/2034	5.500%	1,905,000	1,875,914
03/14/2052	4.950%	210,000	178,309
NGL Energy Operating LLC/Finance Corp.(a)
02/15/2029	8.125%	280,000	285,536
02/15/2032	8.375%	420,000	426,358
Northriver Midstream Finance LP(a),(g)
07/15/2032	6.750%	540,000	541,261
NuStar Logistics LP
06/01/2026	6.000%	590,000	588,897
04/28/2027	5.625%	440,000	436,493
10/01/2030	6.375%	530,000	539,432
ONEOK, Inc.
09/01/2053	6.625%	2,202,000	2,351,355
Rockies Express Pipeline LLC(a)
07/15/2029	4.950%	540,000	508,362
05/15/2030	4.800%	670,000	618,179
Sunoco Logistics Partners Operations LP
02/15/2040	6.850%	222,000	231,300
Sunoco LP(a)
05/01/2032	7.250%	365,000	377,364
The accompanying Notes to Financial Statements are an integral part of this statement.

Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sunoco LP/Finance Corp.
04/15/2027	6.000%	615,000	614,901
05/15/2029	4.500%	405,000	379,325
Superior Plus LP/General Partner, Inc.(a)
03/15/2029	4.500%	550,000	505,004
Tallgrass Energy Partners LP/Finance Corp.(a)
03/01/2027	6.000%	371,000	365,514
12/31/2030	6.000%	535,000	498,869
TransCanada PipeLines Ltd.
03/01/2034	4.625%	1,035,000	970,896
10/15/2037	6.200%	170,000	175,595
05/15/2038	4.750%	400,000	365,893
Venture Global LNG, Inc.(a)
06/01/2028	8.125%	1,635,000	1,686,196
02/01/2029	9.500%	1,025,000	1,122,561
06/01/2031	8.375%	1,440,000	1,493,116
Total			58,064,836
Natural Gas 0.1%
APT Pipelines Ltd.(a)
07/15/2027	4.250%	194,000	188,770
Atmos Energy Corp.
02/15/2052	2.850%	510,000	315,568
10/15/2052	5.750%	185,000	187,333
Brooklyn Union Gas Co. (The)(a)
03/15/2048	4.273%	360,000	271,610
Engie SA(a)
04/10/2034	5.625%	535,000	530,657
04/10/2054	5.875%	390,000	375,595
NiSource Finance Corp.
02/01/2042	5.800%	381,000	370,373
NiSource, Inc.
09/01/2029	2.950%	257,000	230,869
02/15/2031	1.700%	307,000	244,476
ONE Gas, Inc.
05/15/2030	2.000%	372,000	314,921
Sempra(k)
10/01/2054	6.875%	1,570,000	1,561,663
Southern California Gas Co.
02/01/2030	2.550%	374,000	325,613
Southern Co. Gas Capital Corp.
06/15/2026	3.250%	169,000	162,285
10/01/2046	3.950%	247,000	185,141
09/30/2051	3.150%	750,000	470,367
Total			5,735,241
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Office REIT 0.0%
Alexandria Real Estate Equities, Inc.
04/15/2026	3.800%	122,000	118,614
12/15/2030	4.900%	341,000	333,486
02/01/2033	1.875%	225,000	169,318
02/01/2050	4.000%	225,000	166,812
04/15/2053	5.150%	85,000	74,686
Corporate Office Properties LP
04/15/2031	2.750%	550,000	454,830
Total			1,317,746
Oil Field Services 0.1%
Baker Hughes, Inc.
09/15/2040	5.125%	300,000	285,287
Diamond Foreign Asset Co. /Finance LLC(a)
10/01/2030	8.500%	295,000	309,355
Guara Norte Sarl(a)
06/15/2034	5.198%	828,150	763,172
Halliburton Co.
11/15/2035	4.850%	169,000	160,781
08/01/2043	4.750%	260,000	228,838
MV24 Capital BV(a)
06/01/2034	6.748%	472,980	449,943
Nabors Industries, Inc.(a)
05/15/2027	7.375%	495,000	502,435
National Oilwell Varco, Inc.
12/01/2029	3.600%	341,000	313,603
Noble Finance II LLC(a)
04/15/2030	8.000%	435,000	452,052
Precision Drilling Corp.(a)
01/15/2026	7.125%	529,000	528,549
USA Compression Partners LP/Finance Corp.
09/01/2027	6.875%	670,000	671,105
Valaris Ltd.(a)
04/30/2030	8.375%	550,000	569,332
Total			5,234,452
Other Financial Institutions 0.0%
Icahn Enterprises LP/Finance Corp.
05/15/2027	5.250%	701,000	658,030
Kennedy-Wilson, Inc.
03/01/2029	4.750%	765,000	654,776
Total			1,312,806
Other Industry 0.1%
Dycom Industries, Inc.(a)
04/15/2029	4.500%	815,000	763,200
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Global Infrastructure Solutions, Inc.(a)
06/01/2029	5.625%	1,060,000	997,805
Hillenbrand, Inc.
03/01/2031	3.750%	805,000	699,077
MasTec, Inc.(a)
08/15/2028	4.500%	710,000	677,049
Pepperdine University
12/01/2059	3.301%	191,000	121,018
Trustees of the University of Pennsylvania (The)
02/15/2119	3.610%	815,000	555,435
University of Miami
04/01/2052	4.063%	320,000	257,562
University of Southern California
10/01/2120	3.226%	235,000	140,227
Williams Scotsman International, Inc.(a)
08/15/2028	4.625%	175,000	164,928
Williams Scotsman, Inc.(a)
10/01/2031	7.375%	365,000	375,328
Total			4,751,629
Other REIT 0.2%
Arbor Realty Trust, Inc.(a)
09/01/2026	4.500%	6,000,000	5,154,649
Extra Space Storage LP
06/15/2029	4.000%	280,000	262,568
Goodman Australia Industrial Fund Bond Issuer Pty Ltd.(a)
09/30/2026	3.400%	314,000	299,908
Prologis LP
04/15/2030	2.250%	280,000	240,948
04/15/2050	3.000%	546,000	353,788
RHP Hotel Properties LP/Finance Corp.
10/15/2027	4.750%	1,425,000	1,372,917
Starwood Property Trust, Inc.(a)
04/01/2029	7.250%	560,000	566,078
Sun Communities Operating LP
04/15/2032	4.200%	1,909,000	1,712,054
WP Carey, Inc.
10/01/2026	4.250%	345,000	336,033
04/01/2033	2.250%	436,000	337,549
Total			10,636,492
Other Utility 0.0%
American Water Capital Corp.
10/15/2037	6.593%	300,000	333,380
12/01/2046	4.000%	431,000	339,343
05/01/2050	3.450%	408,000	287,872
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Entergy Texas Restoration Funding II LLC
12/15/2035	3.697%	585,000	524,176
Total			1,484,771
Packaging 0.2%
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
08/15/2026	4.125%	1,465,000	1,271,730
Berry Global, Inc.(a)
06/15/2031	5.800%	3,180,000	3,180,497
LABL Escrow Issuer LLC(a)
07/15/2026	6.750%	698,000	691,463
Mauser Packaging Solutions Holding Co.(a)
04/15/2027	7.875%	645,000	659,011
Owens-Brockway Glass Container, Inc.(a)
05/13/2027	6.625%	1,175,000	1,173,327
Reynolds Group Issuer, Inc./LLC(a)
10/15/2027	4.000%	1,175,000	1,100,971
Sealed Air Corp.(a)
12/01/2027	4.000%	780,000	733,271
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	780,000	764,619
Total			9,574,889
Paper 0.0%
Graphic Packaging International LLC(a)
04/15/2026	1.512%	462,000	427,248
Packaging Corp. of America
12/15/2049	4.050%	268,000	211,608
Total			638,856
Pharmaceuticals 1.4%
AbbVie, Inc.
03/15/2027	4.800%	2,156,000	2,146,308
03/15/2029	4.800%	2,156,000	2,143,439
11/21/2029	3.200%	3,179,000	2,917,782
03/15/2031	4.950%	1,295,000	1,291,595
03/15/2034	5.050%	2,641,000	2,632,830
03/15/2035	4.550%	2,469,000	2,341,738
05/14/2035	4.500%	1,870,000	1,763,531
11/21/2039	4.050%	5,463,000	4,740,669
11/06/2042	4.400%	280,000	245,938
05/14/2046	4.450%	205,000	177,855
11/21/2049	4.250%	948,000	788,940
03/15/2054	5.400%	1,485,000	1,469,325
Amgen, Inc.
03/02/2053	5.650%	2,178,000	2,146,138
Astrazeneca Finance LLC
02/26/2034	5.000%	1,743,000	1,732,931
The accompanying Notes to Financial Statements are an integral part of this statement.

Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AstraZeneca PLC
09/15/2037	6.450%	290,000	322,706
09/18/2042	4.000%	341,000	286,492
Bausch Health Companies, Inc.(a)
04/01/2026	9.250%	2,070,000	1,862,959
08/15/2027	5.750%	990,000	791,620
06/01/2028	4.875%	540,000	404,178
Biogen, Inc.
05/01/2030	2.250%	1,570,000	1,336,026
Bristol Myers Squibb Co.
06/15/2039	4.125%	162,000	140,537
02/20/2048	4.550%	106,000	90,929
03/15/2052	3.700%	1,455,000	1,066,481
Bristol-Myers Squibb Co.
02/22/2054	5.550%	3,420,000	3,370,844
03/15/2062	3.900%	490,000	352,141
11/15/2063	6.400%	100,000	108,385
02/22/2064	5.650%	3,106,000	3,034,895
Eli Lilly & Co.
02/09/2034	4.700%	1,714,000	1,680,482
02/09/2054	5.000%	1,291,000	1,233,112
02/09/2064	5.100%	861,000	820,382
Emergent BioSolutions, Inc.(a)
08/15/2028	3.875%	270,000	175,014
Gilead Sciences, Inc.
10/15/2033	5.250%	970,000	976,453
09/01/2036	4.000%	872,000	768,718
10/01/2040	2.600%	505,000	347,326
03/01/2047	4.150%	341,000	277,163
10/15/2053	5.550%	360,000	359,350
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%	825,000	711,523
Merck & Co., Inc.
05/17/2053	5.000%	350,000	329,386
05/17/2063	5.150%	270,000	256,174
Organon Finance 1 LLC(a)
04/30/2028	4.125%	650,000	603,696
04/30/2031	5.125%	1,030,000	924,801
Pfizer Investment Enterprises Pte., Ltd.
05/19/2033	4.750%	793,000	772,612
05/19/2053	5.300%	4,754,000	4,588,377
05/19/2063	5.340%	4,584,000	4,326,259
Regeneron Pharmaceuticals, Inc.
09/15/2030	1.750%	528,000	434,563
Roche Holdings, Inc.(a)
11/13/2030	5.489%	1,985,000	2,040,212
Takeda Pharmaceutical Co., Ltd.(g)
07/05/2034	5.300%	1,880,000	1,865,054
07/05/2044	5.650%	1,100,000	1,081,716
07/05/2054	5.650%	870,000	850,340
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Takeda Pharmaceutical Co., Ltd.
07/09/2040	3.025%	855,000	619,006
07/09/2050	3.175%	276,000	182,641
Zoetis, Inc.
05/15/2030	2.000%	303,000	255,235
11/16/2032	5.600%	311,000	318,224
Total			66,505,031
Property & Casualty 0.2%
Aon North America, Inc.
03/01/2029	5.150%	3,884,000	3,873,598
03/01/2034	5.450%	2,154,000	2,144,411
03/01/2054	5.750%	862,000	842,300
Berkshire Hathaway Finance Corp.
01/15/2051	2.500%	1,500,000	900,777
Cincinnati Financial Corp.
11/01/2034	6.125%	341,000	354,726
CNA Financial Corp.
08/15/2027	3.450%	170,000	161,123
Total			8,276,935
Railroads 0.2%
Burlington Northern Santa Fe LLC
08/15/2030	7.950%	170,000	196,101
05/01/2040	5.750%	269,000	276,109
02/15/2050	3.550%	147,000	108,091
02/15/2051	3.050%	785,000	520,051
01/15/2053	4.450%	341,000	290,413
04/15/2054	5.200%	1,805,000	1,733,165
03/15/2055	5.500%	2,085,000	2,091,186
Genesee & Wyoming, Inc.(a)
04/15/2032	6.250%	565,000	563,018
Union Pacific Corp.
05/20/2031	2.375%	810,000	687,778
02/14/2032	2.800%	1,099,000	947,773
02/14/2053	3.500%	415,000	297,448
09/15/2067	4.100%	200,000	151,091
Total			7,862,224
Refining 0.0%
HF Sinclair Corp.
04/01/2026	5.875%	211,000	211,408
Phillips 66
11/15/2044	4.875%	40,000	35,405
Phillips 66 Co.
10/01/2026	3.550%	171,000	165,034
12/15/2029	3.150%	263,000	238,203
Raizen Fuels Finance SA(a)
03/05/2034	6.450%	227,000	230,438
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Valero Energy Corp.
09/15/2027	2.150%	341,000	310,612
04/15/2032	7.500%	181,000	204,280
Total			1,395,380
Restaurants 0.2%
McDonald’s Corp.
08/14/2028	4.800%	873,000	867,679
05/17/2029	5.000%	2,183,000	2,181,224
12/09/2035	4.700%	1,463,000	1,389,399
08/14/2053	5.450%	3,278,000	3,167,142
Yum! Brands, Inc.
01/31/2032	4.625%	1,215,000	1,118,479
Total			8,723,923
Retail REIT 0.4%
Agree LP
06/15/2028	2.000%	1,594,000	1,407,998
10/01/2032	4.800%	800,000	750,145
06/15/2033	2.600%	363,000	285,112
Brixmor Operating Partnership LP
04/01/2028	2.250%	303,000	270,171
08/16/2031	2.500%	1,405,000	1,154,701
DDR Corp.
06/01/2027	4.700%	200,000	198,663
National Retail Properties, Inc.
11/15/2025	4.000%	248,000	242,889
12/15/2026	3.600%	211,000	202,419
Realty Income Corp.
03/15/2028	2.100%	823,000	737,375
06/15/2028	2.200%	787,000	703,668
01/15/2030	3.400%	880,000	801,496
01/15/2031	3.250%	300,000	265,147
10/13/2032	5.625%	645,000	653,371
12/15/2032	2.850%	1,063,000	876,527
07/15/2033	4.900%	1,265,000	1,208,983
02/15/2034	5.125%	1,840,000	1,785,592
Regency Centers LP
09/15/2029	2.950%	2,233,000	2,004,037
01/15/2034	5.250%	1,723,000	1,678,163
STORE Capital Corp.
03/15/2028	4.500%	844,000	803,271
03/15/2029	4.625%	937,000	885,201
11/18/2030	2.750%	1,299,000	1,075,360
12/01/2031	2.700%	511,000	409,577
Total			18,399,866
Retailers 0.4%
7-Eleven, Inc.(a)
02/10/2031	1.800%	210,000	168,213
02/10/2041	2.500%	619,000	404,310
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Alimentation Couche-Tard, Inc.(a)
01/25/2050	3.800%	433,000	323,529
Amazon.com, Inc.
08/22/2037	3.875%	188,000	166,009
04/13/2052	3.950%	765,000	615,849
Asbury Automotive Group, Inc.
03/01/2028	4.500%	875,000	828,753
Gap Inc. (The)(a)
10/01/2029	3.625%	720,000	622,645
Group 1 Automotive, Inc.(a)
08/15/2028	4.000%	310,000	286,142
Home Depot, Inc. (The)
06/25/2029	4.750%	1,301,000	1,293,572
06/25/2031	4.850%	1,735,000	1,721,057
06/25/2034	4.950%	1,410,000	1,395,657
04/15/2052	3.625%	1,617,000	1,196,350
06/25/2054	5.300%	652,000	636,579
L Brands, Inc.
06/15/2029	7.500%	2,010,000	2,073,704
Lithia Motors, Inc.(a)
12/15/2027	4.625%	855,000	816,694
Lowe’s Companies, Inc.
04/01/2052	4.250%	2,071,000	1,628,034
04/15/2053	5.625%	1,350,000	1,307,229
07/01/2053	5.750%	1,292,000	1,273,744
04/01/2063	5.850%	426,000	415,688
Nordstrom, Inc.
04/01/2030	4.375%	600,000	545,070
Penske Automotive Group, Inc.
06/15/2029	3.750%	903,000	815,063
PetSmart, Inc./Finance Corp.(a)
02/15/2028	4.750%	1,275,000	1,184,280
Sonic Automotive, Inc.(a)
11/15/2029	4.625%	380,000	343,259
Target Corp.
01/15/2053	4.800%	280,000	254,070
William Carter Co. (The)(a)
03/15/2027	5.625%	405,000	399,682
Total			20,715,182
Stranded Utility 0.1%
Consumers 2023 Securitization Funding LLC
09/01/2030	5.210%	897,000	901,820
PG&E Recovery Funding LLC
07/15/2047	5.536%	825,000	829,820
PG&E Wildfire Recovery Funding LLC
06/01/2036	4.263%	165,000	154,184
12/01/2047	5.212%	270,000	261,665
06/01/2052	5.099%	510,000	488,047
The accompanying Notes to Financial Statements are an integral part of this statement.

Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SCE Recovery Funding LLC
06/15/2040	4.697%	117,924	114,474
Sigeco Securitization I LLC
11/15/2036	5.026%	115,021	113,576
05/15/2041	5.172%	112,000	110,054
Total			2,973,640
Supermarkets 0.1%
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
01/15/2027	4.625%	2,035,000	1,966,940
Kroger Co. (The)
05/01/2030	2.200%	682,000	579,826
02/01/2047	4.450%	240,000	198,228
Total			2,744,994
Technology 1.9%
Adobe, Inc.
04/04/2029	4.800%	2,162,000	2,165,716
04/04/2034	4.950%	2,580,000	2,567,428
Amkor Technology, Inc.(a)
09/15/2027	6.625%	810,000	812,036
ams-OSRAM AG(a)
03/30/2029	12.250%	385,000	400,407
Analog Devices, Inc.
04/01/2034	5.050%	1,729,000	1,721,543
04/01/2054	5.300%	1,557,000	1,521,545
Apple, Inc.
02/08/2041	2.375%	620,000	428,599
05/11/2050	2.650%	676,000	431,678
02/08/2051	2.650%	522,000	329,848
08/08/2052	3.950%	1,632,000	1,324,823
08/05/2061	2.850%	2,845,000	1,749,411
Applied Materials, Inc.
06/15/2029	4.800%	870,000	868,676
Block, Inc.
06/01/2031	3.500%	910,000	785,727
Broadcom, Inc.
11/15/2025	3.150%	1,000,000	969,164
Broadcom, Inc.(a)
02/15/2031	2.450%	1,334,000	1,123,267
11/15/2035	3.137%	1,640,000	1,313,016
05/15/2037	4.926%	1,219,000	1,146,136
Cisco Systems, Inc.
02/26/2027	4.800%	2,588,000	2,580,801
02/26/2031	4.950%	1,725,000	1,723,807
02/26/2034	5.050%	3,019,000	3,016,096
02/26/2054	5.300%	1,295,000	1,269,748
Clarivate Science Holdings Corp.(a)
07/01/2028	3.875%	960,000	892,409
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Coherent Corp.(a)
12/15/2029	5.000%	940,000	890,007
CommScope Finance LLC(a)
03/01/2026	6.000%	955,000	841,113
CommScope Technologies LLC(a)
03/15/2027	5.000%	1,155,000	476,883
Dell International LLC/EMC Corp.
12/15/2041	3.375%	1,495,000	1,094,027
Elastic NV(a)
07/15/2029	4.125%	630,000	576,297
Entegris Escrow Corp.(a)
06/15/2030	5.950%	275,000	272,241
Entegris, Inc.(a)
04/15/2028	4.375%	1,220,000	1,150,447
Fiserv, Inc.
07/01/2049	4.400%	345,000	279,866
Global Payments, Inc.
11/15/2031	2.900%	1,415,000	1,183,630
GTCR W-2 Merger Sub LLC(a)
01/15/2031	7.500%	525,000	547,515
IBM International Capital Pte., Ltd.
02/05/2054	5.300%	650,000	608,798
Imola Merger Corp.(a)
05/15/2029	4.750%	710,000	664,190
Intel Corp.
02/21/2031	5.000%	1,296,000	1,288,559
08/12/2041	2.800%	733,000	507,338
02/10/2043	5.625%	489,000	484,419
02/10/2053	5.700%	1,699,000	1,671,398
02/21/2054	5.600%	1,293,000	1,254,033
02/15/2060	3.100%	239,000	144,771
02/10/2063	5.900%	1,189,000	1,188,440
Intuit, Inc.
09/15/2026	5.250%	2,114,000	2,120,461
09/15/2028	5.125%	1,689,000	1,704,194
09/15/2033	5.200%	2,554,000	2,565,824
09/15/2053	5.500%	1,693,000	1,699,839
Iron Mountain, Inc.(a)
09/15/2027	4.875%	1,840,000	1,785,200
KLA Corp.
02/01/2034	4.700%	1,721,000	1,672,271
03/01/2050	3.300%	849,000	597,087
Leidos, Inc.
02/15/2031	2.300%	194,000	159,743
Marvell Technology, Inc.
02/15/2029	5.750%	1,268,000	1,294,455
09/15/2033	5.950%	1,268,000	1,309,302
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Micron Technology, Inc.
04/15/2028	5.375%	4,267,000	4,283,895
02/09/2033	5.875%	502,000	513,008
NCR Atleos Escrow Corp.(a)
04/01/2029	9.500%	505,000	546,139
NCR Corp.(a)
10/01/2028	5.000%	1,497,000	1,414,327
NXP BV/Funding LLC/USA, Inc.
05/11/2031	2.500%	1,000,000	837,646
11/30/2051	3.250%	400,000	263,378
ON Semiconductor Corp.(a)
09/01/2028	3.875%	475,000	437,782
Oracle Corp.
03/25/2028	2.300%	312,000	282,084
07/08/2034	4.300%	164,000	149,374
05/15/2035	3.900%	251,000	217,618
07/15/2036	3.850%	285,000	240,316
04/01/2040	3.600%	921,000	707,898
07/15/2046	4.000%	1,479,000	1,127,748
QUALCOMM, Inc.
05/20/2052	4.500%	290,000	250,292
05/20/2053	6.000%	1,920,000	2,064,280
RingCentral, Inc.(a)
08/15/2030	8.500%	445,000	464,636
Roper Technologies, Inc.
09/15/2027	1.400%	569,000	506,555
06/30/2030	2.000%	242,000	202,178
S&P Global, Inc.
03/01/2032	2.900%	1,545,000	1,335,396
Seagate HDD Cayman
07/15/2029	3.125%	480,000	409,115
01/15/2031	4.125%	1,239,000	1,099,513
Sensata Technologies BV(a)
04/15/2029	4.000%	1,160,000	1,065,682
SS&C Technologies, Inc.(a)
09/30/2027	5.500%	625,000	615,719
Synaptics, Inc.(a)
06/15/2029	4.000%	905,000	820,246
Texas Instruments, Inc.
03/14/2053	5.000%	1,875,000	1,755,950
02/08/2054	5.150%	2,321,000	2,220,019
05/18/2063	5.050%	804,000	745,440
TSMC Arizona Corp.
10/25/2031	2.500%	1,340,000	1,134,108
VMware, Inc.
08/15/2024	1.000%	2,648,000	2,631,673
08/15/2026	1.400%	1,194,000	1,099,300
05/15/2027	4.650%	774,000	761,147
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Workday, Inc.
04/01/2029	3.700%	986,000	925,523
Xerox Holdings Corp.(a)
11/30/2029	8.875%	425,000	405,371
Total			90,707,585
Tobacco 0.6%
BAT Capital Corp.
08/15/2037	4.390%	4,809,000	4,057,294
08/15/2047	4.540%	2,732,000	2,099,006
Imperial Brands Finance PLC(a),(g)
07/01/2034	5.875%	3,275,000	3,211,010
Philip Morris International, Inc.
11/17/2025	5.000%	1,807,000	1,797,969
02/15/2028	4.875%	3,305,000	3,277,602
09/07/2028	5.250%	1,835,000	1,849,130
02/13/2029	4.875%	1,868,000	1,846,938
09/07/2030	5.500%	1,198,000	1,214,314
02/15/2033	5.375%	4,073,000	4,045,545
09/07/2033	5.625%	2,626,000	2,650,039
02/13/2034	5.250%	2,870,000	2,815,872
Total			28,864,719
Transportation Services 0.1%
Adani International Container Terminal Private Ltd.(a)
02/16/2031	3.000%	559,000	468,162
Avis Budget Car Rental LLC/Finance, Inc.(a)
07/15/2027	5.750%	1,405,000	1,359,289
ERAC U.S.A. Finance LLC(a)
02/15/2045	4.500%	399,000	346,769
Hertz Corp. (The)(a)
12/01/2026	4.625%	860,000	624,294
Penske Truck Leasing Co. LP(a)
07/01/2029	5.250%	650,000	644,706
XPO, Inc.(a)
06/01/2028	6.250%	325,000	326,571
06/01/2031	7.125%	620,000	634,877
Total			4,404,668
Treasury 0.0%
Philippine Government International Bond
05/14/2049	5.600%	970,000	972,558
Wireless 0.4%
Altice France Holding SA(a)
02/15/2028	6.000%	905,000	293,197
Altice France SA(a)
07/15/2029	5.125%	420,000	276,357
America Movil SAB de CV(a)
04/04/2032	5.375%	404,000	374,103
The accompanying Notes to Financial Statements are an integral part of this statement.

Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
America Movil SAB de CV
04/22/2049	4.375%	662,000	547,603
American Tower Corp.
01/15/2027	3.125%	720,000	682,399
03/15/2028	5.500%	1,698,000	1,707,545
11/15/2033	5.900%	1,279,000	1,309,527
01/15/2051	2.950%	426,000	266,455
Crown Castle Inc
03/01/2034	5.800%	2,635,000	2,661,235
Crown Castle International Corp.
04/01/2031	2.100%	1,442,000	1,167,652
04/01/2041	2.900%	777,000	537,377
Empresa Nacional de Telecomunicaciones SA(a)
09/14/2032	3.050%	325,000	261,361
Rogers Communications, Inc.
03/15/2032	3.800%	300,000	268,104
SBA Communications Corp.
02/01/2029	3.125%	1,260,000	1,124,358
Sprint Capital Corp.
11/15/2028	6.875%	387,000	410,245
T-Mobile US, Inc.
02/15/2026	2.250%	1,785,000	1,696,602
04/15/2027	3.750%	2,720,000	2,614,652
04/15/2029	3.375%	2,235,000	2,064,077
02/15/2031	2.550%	1,280,000	1,086,555
United States Cellular Corp.
12/15/2033	6.700%	1,165,000	1,240,588
Vodafone Group PLC
06/28/2054	5.750%	450,000	435,719
Total			21,025,711
Wirelines 0.4%
AT&T, Inc.
06/01/2027	2.300%	951,000	879,830
02/01/2028	1.650%	107,000	95,029
12/01/2033	2.550%	2,980,000	2,368,697
02/15/2034	5.400%	1,855,000	1,855,060
06/01/2041	3.500%	818,000	625,779
09/15/2053	3.500%	3,574,000	2,425,778
09/15/2055	3.550%	1,267,000	853,699
12/01/2057	3.800%	2,301,000	1,606,708
09/15/2059	3.650%	801,000	537,604
Deutsche Telekom AG(a)
01/21/2050	3.625%	392,000	287,391
Frontier Communications Holdings LLC(a)
10/15/2027	5.875%	1,380,000	1,346,475
Level 3 Financing, Inc.(a)
06/15/2029	4.875%	1,920,000	1,110,755
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lumen Technologies, Inc.(a)
04/15/2029	4.125%	818,125	534,964
04/15/2030	4.125%	1,050,267	637,611
04/15/2030	4.125%	818,125	518,944
NTT Finance Corp.(a),(g)
07/02/2031	5.136%	450,000	446,953
Telecom Italia Capital SA(a)
09/30/2034	6.000%	1,150,000	1,088,343
Telecom Italia Capital SA
09/30/2034	6.000%	75,000	67,653
Verizon Communications, Inc.
03/22/2028	2.100%	69,000	62,064
02/08/2029	3.875%	235,000	223,318
11/20/2040	2.650%	409,000	281,789
02/23/2054	5.500%	1,552,000	1,519,765
10/30/2056	2.987%	510,000	312,204
Total			19,686,413
Total Corporate Bonds & Notes (Cost $1,441,036,787)			1,371,653,936

Foreign Government Obligations(l) 1.1%

Angola 0.0%
Angolan Government International Bond(a)
05/09/2028	8.250%	500,000	468,518
04/14/2032	8.750%	678,000	598,168
Total			1,066,686
Australia 0.1%
Export Finance & Insurance Corp.(a)
10/26/2027	4.625%	3,002,000	2,993,007
Bahrain 0.0%
Bahrain Government International Bond(a)
09/16/2032	5.450%	900,000	826,515
Benin 0.0%
Benin Government International Bond(a)
02/13/2038	7.960%	310,000	287,729
Bermuda 0.0%
Bermuda Government International Bond(a)
07/15/2032	5.000%	1,003,000	966,121
Brazil 0.0%
Brazilian Government International Bond
05/13/2054	7.125%	915,000	883,750
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Foreign Government Obligations(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Canada 0.0%
NOVA Chemicals Corp.(a)
06/01/2027	5.250%	530,000	506,892
05/15/2029	4.250%	360,000	316,963
02/15/2030	9.000%	620,000	655,205
Ontario Teachers’ Cadillac Fairview Properties Trust(a)
03/20/2027	3.875%	274,000	264,752
Total			1,743,812
Chile 0.0%
Corp. Nacional del Cobre de Chile(a)
09/08/2053	6.300%	379,000	372,833
Corporación Nacional del Cobre de Chile(a)
01/26/2036	6.440%	237,000	243,249
Interchile SA(a)
06/30/2056	4.500%	519,000	436,235
Total			1,052,317
China 0.0%
BOC Aviation Ltd.(a)
10/10/2024	3.500%	310,000	308,107
Colombia 0.0%
Colombia Government International Bond
02/02/2034	7.500%	235,000	234,696
11/14/2053	8.750%	766,000	804,576
Ecopetrol SA
06/26/2026	5.375%	580,000	569,104
01/19/2036	8.375%	268,000	263,540
Total			1,871,916
Dominican Republic 0.1%
Dominican Republic International Bond(a)
09/23/2032	4.875%	1,000,000	895,074
02/22/2033	6.000%	725,000	701,245
01/30/2060	5.875%	1,500,000	1,269,018
Total			2,865,337
Egypt 0.1%
Egypt Government International Bond(a)
03/01/2029	7.600%	1,000,000	905,158
09/30/2033	7.300%	1,000,000	785,931
01/31/2047	8.500%	500,000	368,812
Total			2,059,901
France 0.0%
Electricite de France SA(a)
05/23/2053	6.900%	760,000	806,863
Foreign Government Obligations(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hungary 0.0%
Hungary Government International Bond(a)
06/16/2034	5.500%	260,000	251,958
09/25/2052	6.750%	200,000	212,803
Total			464,761
India 0.0%
Greenko Dutch BV(a)
03/29/2026	3.850%	182,000	171,732
Israel 0.1%
Israel Electric Corp., Ltd.(a)
02/22/2032	3.750%	841,000	689,960
Israel Government International Bond
01/17/2033	4.500%	1,869,000	1,677,729
03/12/2034	5.500%	2,505,000	2,380,836
07/03/2050	3.875%	650,000	452,619
03/12/2054	5.750%	991,000	887,923
Total			6,089,067
Ivory Coast 0.0%
Ivory Coast Government International Bond(a)
06/15/2033	6.125%	1,200,000	1,059,464
01/30/2037	8.250%	202,000	195,232
Total			1,254,696
Mexico 0.3%
Banco Nacional de Comercio Exterior SNC(a),(k)
08/11/2031	2.720%	520,000	460,855
Comision Federal de Electricidad(a)
02/09/2031	3.348%	600,000	494,426
Mexico Government International Bond
04/16/2030	3.250%	1,622,000	1,424,691
05/24/2031	2.659%	2,332,000	1,916,275
04/27/2032	4.750%	945,000	872,441
02/12/2034	3.500%	5,130,000	4,167,078
01/23/2046	4.600%	1,645,000	1,265,693
02/10/2048	4.600%	1,213,000	924,371
05/04/2053	6.338%	200,000	188,153
Petroleos Mexicanos
02/12/2028	5.350%	1,100,000	989,177
01/28/2031	5.950%	720,000	579,857
01/23/2050	7.690%	1,300,000	935,785
Total			14,218,802
Morocco 0.0%
Morocco Government International Bond(a)
03/08/2028	5.950%	209,000	209,495
The accompanying Notes to Financial Statements are an integral part of this statement.

Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Foreign Government Obligations(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
OCP SA(a)
05/02/2054	7.500%	547,000	556,920
Total			766,415
Nigeria 0.1%
Nigeria Government International Bond(a)
11/28/2027	6.500%	1,200,000	1,107,806
09/28/2028	6.125%	540,000	472,421
01/21/2031	8.747%	500,000	461,638
09/28/2033	7.375%	442,000	360,509
Total			2,402,374
Oman 0.1%
Oman Government International Bond(a)
10/28/2032	7.375%	300,000	331,435
01/25/2051	7.000%	1,500,000	1,573,413
Total			1,904,848
Panama 0.0%
Panama Government International Bond
04/16/2050	4.500%	483,000	323,898
03/01/2057	7.875%	264,000	273,895
Total			597,793
Paraguay 0.1%
Bioceanico Sovereign Certificate Ltd.(a),(h)
06/05/2034	0.000%	337,962	252,827
Paraguay Government International Bond(a)
02/09/2036	6.000%	960,000	959,588
03/13/2048	5.600%	1,800,000	1,595,618
03/30/2050	5.400%	1,893,000	1,641,759
Total			4,449,792
Peru 0.0%
Peruvian Government International Bond
11/18/2050	5.625%	98,000	95,363
Poland 0.0%
Republic of Poland Government International Bond
09/18/2034	5.125%	177,000	173,933
Romania 0.0%
Romanian Government International Bond(a)
01/30/2034	6.375%	428,000	429,248
Saudi Arabia 0.0%
Saudi Government International Bond(a)
01/16/2054	5.750%	400,000	386,642
Foreign Government Obligations(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Senegal 0.0%
Senegal Government International Bond(a)
05/23/2033	6.250%	400,000	334,316
03/13/2048	6.750%	400,000	287,456
Total			621,772
South Africa 0.0%
Republic of South Africa Government International Bond
10/12/2028	4.300%	1,100,000	1,009,348
Turkey 0.1%
Istanbul Metropolitan Municipality(a)
12/06/2028	10.500%	455,000	488,606
Turkiye Government International Bond
05/15/2034	7.625%	1,309,000	1,316,386
Turkiye Ihracat Kredi Bankasi AS(a)
01/31/2026	9.375%	206,000	213,378
Total			2,018,370
United Arab Emirates 0.0%
Finance Department Government of Sharjah(a)
03/06/2036	6.125%	732,000	724,712
Total Foreign Government Obligations (Cost $58,341,962)			55,511,729

Municipal Bonds 0.2%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 0.0%
City of Los Angeles Department of Airports
Revenue Bonds
Build America Bonds
Series 2009
05/15/2039	6.582%	375,000	404,004
Higher Education 0.1%
Ohio State University (The)
Revenue Bonds
Taxable
Series 2011A
06/01/2111	4.800%	2,014,000	1,808,859
University of Texas System (The)
Refunding Revenue Bonds
Taxable
Series 2020B
08/15/2049	2.439%	685,000	421,722
Total			2,230,581
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Hospital 0.0%
Regents of the University of California Medical Center
Taxable Revenue Bonds
Series 2020N
05/15/2120	3.706%	1,360,000	902,087
Joint Power Authority 0.0%
American Municipal Power, Inc.
Revenue Bonds
Build America Bonds
Series 2010
02/15/2050	7.499%	1,245,000	1,485,102
Municipal Power 0.0%
Texas Natural Gas Securitization Finance
Customer Rate Relief Bonds
Winter Storm Uri
Series 2023
04/01/2041	5.169%	140,000	140,248
Ports 0.1%
Port Authority of New York & New Jersey
Revenue Bonds
Consolidated 174th
Series 2012
10/01/2062	4.458%	1,850,000	1,606,371
State General Obligation 0.0%
State of California
Unlimited General Obligation Bonds
Build America Bonds
Series 2009
10/01/2039	7.300%	295,000	337,492
Turnpike / Bridge / Toll Road 0.0%
North Texas Tollway Authority
Revenue Bonds
Series 2009 (BAM)
01/01/2049	6.718%	1,164,000	1,324,628
Water & Sewer 0.0%
District of Columbia Water & Sewer Authority
Taxable Revenue Bonds
Senior Lien
Series 2014A
10/01/2114	4.814%	411,000	368,840
Total Municipal Bonds (Cost $10,269,122)			8,799,353

Residential Mortgage-Backed Securities - Agency 30.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fannie Mae REMICS
10/01/2042	3.500%	7,564,542	6,959,356
CMO Series 2011-111 Class DB
11/25/2041	4.000%	1,240,787	1,172,671
CMO Series 2013-11 Class AP
01/25/2043	1.500%	53,305	47,580
CMO Series 2014-25 Class EL
05/25/2044	3.000%	1,224,006	1,097,322
CMO Series 2014-74 Class PC
06/25/2044	2.500%	959,382	880,623
CMO Series 2015-8 Class AP
03/25/2045	2.000%	2,196,788	1,904,324
CMO Series 2016-45 Class PB
07/25/2046	3.000%	876,000	654,064
CMO Series 2018-38 Class MA
06/25/2048	3.300%	1,796,784	1,664,286
CMO Series 2018-45B Class TM
06/25/2048	3.000%	1,391,459	1,222,185
CMO Series 2018-55 Class GA
08/25/2048	3.375%	1,345,406	1,245,123
CMO Series 2018-64 Class A
09/25/2048	3.000%	1,214,871	1,041,956
CMO Series 2018-85 Class EA
12/25/2048	3.500%	1,000,183	945,846
CMO Series 2020-50 Class A
07/25/2050	2.000%	3,027,404	2,469,917
CMO Series 2020-59 Class NC
08/25/2040	3.000%	1,506,786	1,353,207
CMO Series 2021-22 Class MN
10/25/2050	2.750%	1,695,518	1,488,285
CMO Series 2021-26 Class BD
05/25/2051	1.750%	910,231	782,712
CMO Series 2021-27 Class EC
05/25/2051	1.500%	3,701,536	2,934,679
CMO Series 2021-33 Class AV
03/25/2048	2.500%	692,864	503,383
CMO Series 2021-42 Class AC
02/25/2051	2.000%	1,336,266	1,124,312
CMO Series 2021-42 Class DC
11/25/2050	2.000%	3,216,517	2,683,486
CMO Series 2021-73 Class DJ
03/25/2049	2.000%	1,818,817	1,509,729
CMO Series 2021-76 Class KB
11/25/2051	1.250%	786,481	631,521
CMO Series 2021-91A Class AB
09/25/2049	2.500%	1,687,126	1,456,190
The accompanying Notes to Financial Statements are an integral part of this statement.

Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-96 Class AH
03/25/2049	2.500%	1,839,265	1,575,659
CMO Series 2022-11 Class D
01/25/2050	3.000%	3,276,434	2,933,047
CMO Series 2022-3 Class N
10/25/2047	2.000%	4,992,720	4,244,849
CMO Series 2022-4 Class MH
09/25/2048	3.000%	1,890,009	1,712,663
CMO Series 2022-49 Class NQ
02/25/2052	3.000%	882,000	759,170
CMO Series 2023-14 Class EJ
04/25/2049	2.750%	1,628,227	1,458,959
Fannie Mae REMICS(b)
CMO Series 2016-19 Class FD
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 04/25/2046	5.850%	3,896,505	3,843,984
CMO Series 2019-15 Class FA
30-day Average SOFR + 0.614% Floor 0.500%, Cap 6.500% 04/25/2049	5.950%	720,595	707,520
CMO Series 2019-41 Class FG
30-day Average SOFR + 0.614% Floor 0.500%, Cap 6.500% 08/25/2059	5.950%	1,708,431	1,674,445
CMO Series 2019-43 Class FC
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 08/25/2049	5.850%	1,392,018	1,362,246
CMO Series 2023-38 Class FC
30-day Average SOFR + 0.664% Floor 0.550%, Cap 7.000% 06/25/2040	6.000%	1,831,622	1,825,723
Federal Home Loan Mortgage Corp.
10/01/2026- 10/17/2038	6.500%	519,628	531,083
12/01/2032- 08/01/2052	4.000%	17,631,581	16,363,126
03/01/2033- 05/01/2049	3.000%	60,742,346	53,317,171
06/01/2035- 04/01/2036	5.500%	67,341	67,098
09/01/2037	6.000%	336,157	344,202
06/01/2040- 12/01/2051	2.000%	71,590,301	58,227,649
04/01/2042- 04/01/2052	2.500%	50,671,994	42,221,560
06/01/2048- 07/01/2052	4.500%	6,882,897	6,513,654
12/01/2048- 03/01/2053	5.000%	6,595,047	6,398,374
03/01/2052	3.500%	4,662,513	4,157,305
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-4742 Class PA
10/15/2047	3.000%	1,073,707	953,314
CMO Series 2127 Class PG
02/15/2029	6.250%	25,833	25,705
CMO Series 2165 Class PE
06/15/2029	6.000%	23,172	23,169
CMO Series 2326 Class ZQ
06/15/2031	6.500%	105,312	107,182
CMO Series 2399 Class TH
01/15/2032	6.500%	71,245	73,159
CMO Series 2517 Class Z
10/15/2032	5.500%	35,095	35,429
CMO Series 2557 Class HL
01/15/2033	5.300%	129,705	128,082
CMO Series 262 Class 35
07/15/2042	3.500%	1,746,415	1,610,583
CMO Series 2752 Class EZ
02/15/2034	5.500%	359,338	364,604
CMO Series 2764 Class ZG
03/15/2034	5.500%	294,065	298,576
CMO Series 2953 Class PG
03/15/2035	5.500%	1,242,882	1,267,188
CMO Series 2986 Class CH
06/15/2025	5.000%	19,892	19,697
CMO Series 2989 Class TG
06/15/2025	5.000%	7,698	7,657
CMO Series 299 Class 300
01/15/2043	3.000%	207,970	184,744
CMO Series 2990 Class UZ
06/15/2035	5.750%	475,178	485,445
CMO Series 3101 Class UZ
01/15/2036	6.000%	132,001	136,261
CMO Series 3123 Class AZ
03/15/2036	6.000%	151,691	156,898
CMO Series 3143 Class BC
02/15/2036	5.500%	173,479	175,124
CMO Series 3164 Class MG
06/15/2036	6.000%	45,112	46,737
CMO Series 3195 Class PD
07/15/2036	6.500%	91,606	93,683
CMO Series 3200 Class AY
08/15/2036	5.500%	114,474	116,936
CMO Series 3213 Class JE
09/15/2036	6.000%	167,379	173,549
CMO Series 3229 Class HE
10/15/2026	5.000%	49,087	48,736
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 3423 Class PB
03/15/2038	5.500%	392,660	401,683
CMO Series 3453 Class B
05/15/2038	5.500%	9,781	9,775
CMO Series 3461 Class Z
06/15/2038	6.000%	697,126	716,035
CMO Series 3501 Class CB
01/15/2039	5.500%	154,899	157,497
CMO Series 3684 Class CY
06/15/2025	4.500%	45,665	45,400
CMO Series 3704 Class CT
12/15/2036	7.000%	234,956	245,028
CMO Series 3704 Class DT
11/15/2036	7.500%	232,705	244,733
CMO Series 3704 Class ET
12/15/2036	7.500%	167,997	180,610
CMO Series 3707 Class B
08/15/2025	4.500%	11,604	11,558
CMO Series 3819 Class ZQ
04/15/2036	6.000%	251,581	259,852
CMO Series 3890 Class ME
07/15/2041	5.000%	1,000,000	976,088
CMO Series 4015 Class MY
03/15/2042	3.500%	1,686,698	1,557,094
CMO Series 4177 Class MQ
03/15/2043	2.500%	1,000,000	832,452
CMO Series 4205 Class PA
05/15/2043	1.750%	1,657,652	1,380,459
CMO Series 4217 Class KY
06/15/2043	3.000%	1,200,000	1,032,470
CMO Series 4240 Class B
08/15/2033	3.000%	1,945,724	1,836,568
CMO Series 4880 Class DA
05/15/2050	3.000%	1,031,333	920,139
CMO Series 5091 Class AB
03/25/2051	1.500%	2,127,214	1,661,277
CMO Series R006 Class ZA
04/15/2036	6.000%	191,339	197,630
CMO Series R007 Class ZA
05/15/2036	6.000%	360,653	367,203
CMO STRIPS Series 264 Class 30
07/15/2042	3.000%	228,105	204,815
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(b)
1-year CMT + 2.250% Cap 10.342% 07/01/2036	6.383%	27,664	28,156
12-month Term SOFR + 1.836% Cap 9.076% 07/01/2040	6.420%	69,360	71,385
12-month Term SOFR + 1.640% Floor 1.640%, Cap 8.145% 11/01/2048	3.144%	1,185,513	1,176,742
30-day Average SOFR + 2.140% Floor 2.140%, Cap 8.966% 08/01/2052	3.966%	1,539,228	1,451,684
30-day Average SOFR + 2.304% Floor 2.304%, Cap 9.209% 05/01/2053	4.209%	4,319,501	4,185,945
CMO Series 2551 Class NS
-1.8 x 30-day Average SOFR + 14.273% Cap 14.483% 01/15/2033	4.496%	47,828	48,212
CMO Series 3852 Class QN
-3.6 x 30-day Average SOFR + 26.796% Cap 5.500% 05/15/2041	5.500%	133,254	125,005
CMO Series 4048 Class FJ
30-day Average SOFR + 0.514% Floor 0.400%, Cap 9,999.000% 07/15/2037	5.618%	232,495	229,514
Structured Pass-Through Securities
1-year MTA + 1.200% Floor 1.200% 10/25/2044	6.373%	289,708	261,919
Federal Home Loan Mortgage Corp.(i)
CMO Series 3077 Class TO
04/15/2035	0.000%	8,290	8,179
CMO Series 3100 Class
01/15/2036	0.000%	54,714	45,010
CMO Series 3117 Class OG
02/15/2036	0.000%	22,503	19,133
CMO Series 3181 Class OH
07/15/2036	0.000%	144,701	117,650
CMO Series 3316 Class JO
05/15/2037	0.000%	5,714	4,532
CMO Series 3607 Class TO
10/15/2039	0.000%	127,024	103,286
CMO STRIPS Series 197 Class
04/01/2028	0.000%	37,300	34,758
CMO STRIPS Series 310 Class
09/15/2043	0.000%	752,985	546,150
The accompanying Notes to Financial Statements are an integral part of this statement.

Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(b),(e)
CMO Series 3380 Class SI
-1.0 x 30-day Average SOFR + 6.256% Cap 6.370% 10/15/2037	0.923%	1,046,388	95,168
CMO Series 3385 Class SN
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 11/15/2037	0.553%	25,966	1,435
CMO Series 3451 Class SA
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 05/15/2038	0.603%	16,021	1,056
CMO Series 3531 Class SM
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 05/15/2039	0.653%	19,814	971
CMO Series 3608 Class SC
-1.0 x 30-day Average SOFR + 6.136% Cap 6.250% 12/15/2039	0.803%	100,980	7,425
CMO Series 3740 Class SB
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 10/15/2040	0.553%	124,732	8,049
CMO Series 3740 Class SC
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 10/15/2040	0.553%	199,132	16,628
CMO STRIPS Series 239 Class S30
-1.0 x 30-day Average SOFR + 7.586% Cap 7.700% 08/15/2036	2.253%	152,914	17,704
Federal Home Loan Mortgage Corp.(d)
CMO Series 3688 Class GT
11/15/2046	7.539%	155,061	163,071
CMO Series 4272 Class W
04/15/2040	5.637%	995,218	1,016,385
Federal Home Loan Mortgage Corp.(e)
CMO Series 3714 Class IP
08/15/2040	5.000%	88,563	4,982
Federal Home Loan Mortgage Corp.(d),(e)
CMO Series 3802 Class LS
01/15/2040	5.850%	241,408	15,676
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp. REMICS(b)
CMO Series 3693 Class FC
30-day Average SOFR + 0.614% Floor 0.500%, Cap 7.000% 07/15/2040	5.948%	644,021	641,966
CMO Series 3919 Class FA
30-day Average SOFR + 0.614% Floor 0.500%, Cap 7.000% 09/15/2041	5.948%	606,576	604,410
CMO Series 3951 Class FN
30-day Average SOFR + 0.564% Floor 0.450%, Cap 7.000% 11/15/2041	5.898%	472,744	469,836
CMO Series 3958 Class AF
30-day Average SOFR + 0.564% Floor 0.450%, Cap 7.000% 11/15/2041	5.898%	579,020	575,503
CMO Series 3975 Class CF
30-day Average SOFR + 0.604% Floor 0.490%, Cap 7.000% 12/15/2041	5.938%	462,481	460,392
CMO Series 3975 Class FA
30-day Average SOFR + 0.604% Floor 0.490%, Cap 7.000% 12/15/2041	5.938%	558,776	556,391
CMO Series 3990 Class FG
30-day Average SOFR + 0.564% Floor 0.450%, Cap 7.000% 01/15/2042	5.898%	683,102	679,300
CMO Series 4059 Class FP
30-day Average SOFR + 0.564% Floor 0.450%, Cap 7.000% 06/15/2042	5.898%	764,320	759,683
CMO Series 4091 Class FN
30-day Average SOFR + 0.514% Floor 0.400%, Cap 7.000% 08/15/2042	5.848%	748,455	741,539
CMO Series 4273 Class PF
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 11/15/2043	5.848%	4,512,474	4,451,042
CMO Series 4587 Class AF
30-day Average SOFR + 0.464% Floor 0.350%, Cap 6.500% 06/15/2046	5.798%	1,241,417	1,234,695
CMO Series 4604 Class FB
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 08/15/2046	5.848%	2,147,131	2,118,527
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4611 Class BF
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 06/15/2041	5.848%	8,065,605	7,963,777
CMO Series 4620 Class LF
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 10/15/2046	5.848%	1,185,955	1,171,326
CMO Series 4709 Class FA
30-day Average SOFR + 0.414% Floor 0.300%, Cap 6.500% 08/15/2047	5.748%	855,857	841,896
CMO Series 4854 Class FB
30-day Average SOFR + 0.414% Floor 0.300%, Cap 6.500% 01/15/2049	5.748%	2,267,874	2,233,715
CMO Series 4988 Class KF
30-day Average SOFR + 0.464% Floor 0.350%, Cap 6.500% 07/25/2050	5.800%	1,259,808	1,237,594
Federal Home Loan Mortgage Corp. REMICS
CMO Series 4544 Class P
01/15/2046	2.500%	4,989,309	4,240,340
CMO Series 5178 Class TP
04/25/2049	2.500%	2,256,459	1,923,891
CMO Series 5202 Class LA
05/25/2049	2.500%	2,060,623	1,766,133
CMO Series 5410 Class JY
03/15/2044	3.000%	1,457,000	1,214,876
Federal Home Loan National Mortgage Corp.(b)
12-month Term SOFR + 1.637% Floor 1.637%, Cap 8.009% 04/01/2048	6.652%	2,072,096	2,108,231
12-month Term SOFR + 1.638% Floor 1.638%, Cap 8.638% 03/01/2049	6.170%	827,519	843,805
Federal National Mortgage Association
08/01/2026- 06/01/2054	6.500%	2,487,678	2,599,389
01/01/2027- 09/01/2062	4.000%	28,351,939	26,797,273
05/01/2033- 06/01/2062	3.500%	73,643,323	66,619,549
11/01/2033- 04/01/2036	5.500%	144,450	143,516
04/01/2035- 06/01/2054	6.000%	2,134,945	2,190,636
01/01/2036- 07/01/2053	5.000%	18,833,153	18,232,441
11/01/2037- 01/01/2054	7.000%	9,738,499	10,078,658
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
11/01/2039- 06/01/2063	3.000%	304,628,307	264,159,742
06/01/2040- 04/01/2052	2.000%	147,476,274	121,685,084
12/01/2040- 03/01/2062	2.500%	108,714,229	90,266,455
06/01/2041- 12/01/2061	4.500%	16,345,622	15,535,473
07/01/2051	1.500%	6,618,821	4,944,445
01/01/2054	7.500%	5,028,392	5,236,007
CMO Series 1999-7 Class AB
03/25/2029	6.000%	44,491	44,041
CMO Series 2001-60 Class PX
11/25/2031	6.000%	81,858	83,277
CMO Series 2002-50 Class ZA
05/25/2031	6.000%	253,831	256,504
CMO Series 2002-78 Class Z
12/25/2032	5.500%	106,949	108,225
CMO Series 2003-W19 Class 1A7
11/25/2033	5.620%	1,449,451	1,419,906
CMO Series 2004-50 Class VZ
07/25/2034	5.500%	523,914	531,633
CMO Series 2004-W10 Class A6
08/25/2034	5.750%	823,042	831,928
CMO Series 2005-121 Class DX
01/25/2026	5.500%	9,206	9,160
CMO Series 2006-105 Class ME
11/25/2036	5.500%	318,588	324,172
CMO Series 2006-16 Class HZ
03/25/2036	5.500%	248,034	252,875
CMO Series 2006-W3 Class 2A
09/25/2046	6.000%	86,511	87,906
CMO Series 2007-104 Class ZE
08/25/2037	6.000%	88,920	90,213
CMO Series 2007-116 Class PB
08/25/2035	5.500%	90,923	92,579
CMO Series 2007-18 Class MZ
03/25/2037	6.000%	124,277	127,934
CMO Series 2007-42 Class B
05/25/2037	6.000%	89,881	91,192
CMO Series 2007-76 Class ZG
08/25/2037	6.000%	164,558	166,955
CMO Series 2008-80 Class GP
09/25/2038	6.250%	14,672	15,049
CMO Series 2009-59 Class HB
08/25/2039	5.000%	201,697	201,305
CMO Series 2009-60 Class HT
08/25/2039	6.000%	194,446	201,207
The accompanying Notes to Financial Statements are an integral part of this statement.

Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2009-79 Class UA
03/25/2038	7.000%	12,335	12,525
CMO Series 2009-W1 Class A
12/25/2049	6.000%	291,579	296,027
CMO Series 2010-111 Class AM
10/25/2040	5.500%	571,016	583,530
CMO Series 2010-2 Class LC
02/25/2040	5.000%	894,550	892,472
CMO Series 2011-118 Class MT
11/25/2041	7.000%	249,317	259,371
CMO Series 2011-118 Class NT
11/25/2041	7.000%	266,392	278,262
CMO Series 2011-31 Class DB
04/25/2031	3.500%	1,021,753	983,943
CMO Series 2011-39 Class ZA
11/25/2032	6.000%	139,168	142,019
CMO Series 2011-44 Class EB
05/25/2026	3.000%	178,478	175,015
CMO Series 2011-46 Class B
05/25/2026	3.000%	477,077	467,200
CMO Series 2011-59 Class NZ
07/25/2041	5.500%	705,176	721,102
CMO Series 2012-151 Class NX
01/25/2043	1.500%	522,771	433,727
CMO Series 2013-100 Class WB
10/25/2033	3.000%	2,081,891	1,961,550
CMO Series 2013-101 Class E
10/25/2033	3.000%	2,038,521	1,899,599
CMO Series 2013-108 Class GU
10/25/2033	3.000%	1,651,225	1,551,739
CMO Series 2013-43 Class BP
05/25/2043	1.750%	1,898,376	1,583,921
CMO Series 2013-59 Class PY
06/25/2043	2.500%	1,000,000	792,858
CMO Series 2013-81 Class TA
02/25/2043	3.000%	747,280	719,268
CMO Series 2013-90 Class DL
09/25/2033	3.500%	1,356,343	1,295,760
CMO Series 2015-84 Class PA
08/25/2033	1.700%	1,791,428	1,622,266
CMO Series 2016-48 Class MA
06/25/2038	2.000%	1,776,195	1,608,184
CMO Series 2016-57 Class PC
06/25/2046	1.750%	4,010,388	3,316,561
CMO Series 2017-13 Class PA
08/25/2046	3.000%	43,465	39,313
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-14 Class KC
03/25/2048	3.000%	91,953	85,446
CMO Series 2018-8 Class KL
03/25/2047	2.500%	697,203	605,930
CMO Series 2019-25 Class PA
05/25/2048	3.000%	1,520,069	1,374,406
CMO Series 2019-8 Class GA
03/25/2049	3.000%	3,338,257	2,930,974
CMO Series 2020-48 Class AB
07/25/2050	2.000%	1,833,564	1,485,192
CMO Series 2020-48 Class DA
07/25/2050	2.000%	2,606,217	2,145,867
CMO Series 2020-M5 Class A2
01/25/2030	2.210%	4,900,023	4,231,795
CMO Series 2021-78 Class ND
11/25/2051	1.500%	8,701,152	6,898,046
CMO Series G94-8 Class K
07/17/2024	8.000%	102	102
CMO STRIPS Series 414 Class A35
10/25/2042	3.500%	219,720	202,594
Federal National Mortgage Association(b)
6-month Term SOFR + 2.500% Floor 2.500%, Cap 11.168% 03/01/2036	7.138%	73,878	76,293
12-month Term SOFR + 1.578% Floor 1.578%, Cap 7.689% 06/01/2045	6.226%	392,460	400,276
12-month Term SOFR + 1.580% Floor 1.580%, Cap 7.676% 01/01/2046	6.489%	911,741	928,872
12-month Term SOFR + 1.606% Floor 1.606%, Cap 7.776% 06/01/2050	2.776%	1,120,057	1,034,348
30-day Average SOFR + 2.120% Floor 2.120%, Cap 9.103% 07/01/2052	4.103%	2,220,552	2,111,455
30-day Average SOFR + 2.125% Floor 2.125%, Cap 9.359% 07/01/2052	4.359%	2,821,365	2,742,405
30-day Average SOFR + 2.120% Floor 2.120%, Cap 8.954% 08/01/2052	3.954%	650,812	615,769
30-day Average SOFR + 2.126% Floor 2.126%, Cap 9.609% 08/01/2052	4.609%	3,134,805	3,067,407
30-day Average SOFR + 2.130% Floor 2.130%, Cap 9.648% 08/01/2052	4.648%	2,550,591	2,498,597
30-day Average SOFR + 2.120% Floor 2.120%, Cap 9.113% 09/01/2052	4.113%	2,231,410	2,165,743
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
30-day Average SOFR + 2.132% Floor 2.132%, Cap 9.137% 10/01/2052	4.137%	5,327,814	5,172,576
30-day Average SOFR + 2.128% Floor 2.128%, Cap 9.215% 11/01/2052	4.215%	1,845,767	1,794,473
CMO Series 2003-W8 Class 3F1
30-day Average SOFR + 0.514% Floor 0.400%, Cap 8.000% 05/25/2042	5.850%	92,674	92,402
CMO Series 2005-SV Class 75
-4.0 x 30-day Average SOFR + 23.742% Cap 24.200% 09/25/2035	2.401%	16,123	16,503
CMO Series 2005-W3 Class 2AF
30-day Average SOFR + 0.334% Floor 0.220%, Cap 9.500% 03/25/2045	5.670%	152,783	151,327
CMO Series 2007-101 Class A2
30-day Average SOFR + 0.364% Floor 0.250% 06/27/2036	5.700%	120,457	118,772
CMO Series 2010-28 Class BS
-2.2 x 30-day Average SOFR + 11.330% Cap 11.588% 04/25/2040	0.000%	26,527	21,599
CMO Series 2010-35 Class SJ
-3.3 x 30-day Average SOFR + 17.285% Cap 17.667% 04/25/2040	0.000%	160,450	150,820
CMO Series 2010-49 Class SC
-2.0 x 30-day Average SOFR + 12.431% Cap 12.660% 03/25/2040	1.760%	101,623	93,381
CMO Series 2011-75 Class FA
30-day Average SOFR + 0.664% Floor 0.550%, Cap 6.500% 08/25/2041	6.000%	81,308	80,987
CMO Series 2019-67 Class FB
30-day Average SOFR + 0.564% Floor 0.450%, Cap 6.500% 11/25/2049	5.900%	728,914	714,019
Federal National Mortgage Association(d)
CMO Series 2003-W16 Class AF5
11/25/2033	4.672%	189,916	188,173
CMO Series 2010-61 Class WA
06/25/2040	5.998%	45,922	46,116
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2011-2 Class WA
02/25/2051	5.834%	44,618	45,311
CMO Series 2011-43 Class WA
05/25/2051	5.742%	62,507	63,436
Federal National Mortgage Association(b),(e)
CMO Series 2006-117 Class GS
-1.0 x 30-day Average SOFR + 6.536% Cap 6.650% 12/25/2036	1.200%	90,092	4,647
CMO Series 2006-43 Class SI
-1.0 x 30-day Average SOFR + 6.486% Cap 6.600% 06/25/2036	1.150%	389,091	31,046
CMO Series 2006-58 Class IG
-1.0 x 30-day Average SOFR + 6.406% Cap 6.520% 07/25/2036	1.070%	94,966	5,917
CMO Series 2006-8 Class WN
-1.0 x 30-day Average SOFR + 6.586% Cap 6.700% 03/25/2036	1.250%	428,876	36,518
CMO Series 2006-94 Class GI
-1.0 x 30-day Average SOFR + 6.536% Cap 6.650% 10/25/2026	1.200%	61,934	1,066
CMO Series 2007-109 Class PI
-1.0 x 30-day Average SOFR + 6.236% Cap 6.350% 12/25/2037	0.900%	85,929	4,216
CMO Series 2007-65 Class KI
-1.0 x 30-day Average SOFR + 6.506% Cap 6.620% 07/25/2037	1.170%	63,265	5,643
CMO Series 2007-72 Class EK
-1.0 x 30-day Average SOFR + 6.286% Cap 6.400% 07/25/2037	0.950%	397,319	34,509
CMO Series 2007-W7 Class 2A2
-1.0 x 30-day Average SOFR + 6.416% Cap 6.530% 07/25/2037	1.080%	127,034	7,916
The accompanying Notes to Financial Statements are an integral part of this statement.

Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2009-112 Class ST
-1.0 x 30-day Average SOFR + 6.136% Cap 6.250% 01/25/2040	0.800%	118,028	9,453
CMO Series 2009-17 Class QS
-1.0 x 30-day Average SOFR + 6.536% Cap 6.650% 03/25/2039	1.200%	27,761	2,281
CMO Series 2009-37 Class KI
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 06/25/2039	0.550%	118,867	5,764
CMO Series 2009-68 Class SA
-1.0 x 30-day Average SOFR + 6.636% Cap 6.750% 09/25/2039	1.300%	175,170	17,325
CMO Series 2010-125 Class SA
-1.0 x 30-day Average SOFR + 4.326% Cap 4.440% 11/25/2040	0.000%	305,336	8,099
CMO Series 2010-147 Class SA
-1.0 x 30-day Average SOFR + 6.416% Cap 6.530% 01/25/2041	1.080%	768,413	94,465
CMO Series 2010-35 Class SB
-1.0 x 30-day Average SOFR + 6.306% Cap 6.420% 04/25/2040	0.970%	74,886	5,545
CMO Series 2010-42 Class S
-1.0 x 30-day Average SOFR + 6.286% Cap 6.400% 05/25/2040	0.950%	58,903	3,838
CMO Series 2010-68 Class SA
-1.0 x 30-day Average SOFR + 4.886% Cap 5.000% 07/25/2040	0.000%	278,524	14,158
Federal National Mortgage Association(i)
CMO Series 2006-15 Class OP
03/25/2036	0.000%	69,458	56,994
CMO Series 2006-8 Class WQ
03/25/2036	0.000%	116,966	93,439
CMO Series 2009-86 Class BO
03/25/2037	0.000%	21,237	18,355
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2013-101 Class DO
10/25/2043	0.000%	838,680	604,439
CMO Series 2013-128 Class
12/25/2043	0.000%	496,982	370,691
CMO Series 2013-92 Class
09/25/2043	0.000%	555,170	404,172
Federal National Mortgage Association(e)
CMO Series 2009-86 Class IP
10/25/2039	5.500%	52,222	9,263
Federal National Mortgage Association(d),(e)
CMO Series 2011-30 Class LS
04/25/2041	0.559%	170,773	7,581
Federal National Mortgage Association REMICS(b)
CMO Series 2010-107 Class FB
30-day Average SOFR + 0.524% Floor 0.410%, Cap 7.000% 09/25/2040	5.860%	608,839	604,696
CMO Series 2011-117 Class AF
30-day Average SOFR + 0.564% Floor 0.450%, Cap 7.000% 11/25/2041	5.900%	537,460	533,926
CMO Series 2011-117 Class FA
30-day Average SOFR + 0.564% Floor 0.450%, Cap 7.000% 11/25/2041	5.900%	1,238,311	1,230,420
CMO Series 2011-127 Class FC
30-day Average SOFR + 0.564% Floor 0.450%, Cap 7.000% 12/25/2041	5.900%	572,447	568,966
CMO Series 2011-142 Class EF
30-day Average SOFR + 0.614% Floor 0.500%, Cap 7.000% 01/25/2042	5.950%	650,565	648,281
CMO Series 2012-106 Class FA
30-day Average SOFR + 0.454% Floor 0.340%, Cap 6.500% 10/25/2042	5.790%	531,660	524,304
CMO Series 2012-12 Class FA
30-day Average SOFR + 0.614% Floor 0.500%, Cap 7.000% 02/25/2042	5.950%	566,312	564,242
CMO Series 2012-35 Class FL
30-day Average SOFR + 0.614% Floor 0.500%, Cap 7.000% 04/25/2042	5.950%	462,005	460,299
CMO Series 2012-47 Class JF
30-day Average SOFR + 0.614% Floor 0.500%, Cap 7.000% 05/25/2042	5.950%	762,041	758,844
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2012-9 Class FA
30-day Average SOFR + 0.614% Floor 0.500%, Cap 7.000% 02/25/2042	5.950%	435,325	433,705
CMO Series 2012-9 Class WF
30-day Average SOFR + 0.614% Floor 0.500%, Cap 7.000% 02/25/2042	5.950%	442,179	440,425
CMO Series 2016-11 Class CF
30-day Average SOFR + 0.464% Floor 0.350%, Cap 6.500% 03/25/2046	5.800%	599,479	591,434
CMO Series 2016-11 Class FG
30-day Average SOFR + 0.464% Floor 0.350%, Cap 6.500% 03/25/2046	5.800%	828,816	815,550
CMO Series 2016-22 Class FA
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 04/25/2046	5.850%	1,567,181	1,544,906
CMO Series 2016-22 Class FG
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 04/25/2046	5.850%	1,318,175	1,300,442
CMO Series 2016-69 Class BF
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 10/25/2046	5.850%	1,253,050	1,237,708
CMO Series 2016-75 Class FE
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 10/25/2046	5.850%	971,900	958,813
CMO Series 2016-78 Class FA
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 03/25/2044	5.850%	640,955	632,159
CMO Series 2016-79 Class FH
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 11/25/2046	5.850%	972,160	958,982
CMO Series 2016-82 Class FE
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 11/25/2046	5.850%	2,224,950	2,197,523
CMO Series 2016-82 Class FH
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 11/25/2046	5.850%	1,992,344	1,965,300
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2016-84 Class FB
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 11/25/2046	5.850%	950,708	937,735
CMO Series 2016-86 Class FE
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 11/25/2046	5.850%	2,424,850	2,391,043
CMO Series 2016-88 Class CF
30-day Average SOFR + 0.564% Floor 0.450%, Cap 6.500% 12/25/2046	5.900%	1,722,822	1,702,344
CMO Series 2016-91 Class AF
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 12/25/2046	5.850%	925,344	921,259
CMO Series 2017-12 Class FD
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 03/25/2047	5.850%	1,028,199	1,014,286
CMO Series 2017-23 Class FA
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 04/25/2047	5.850%	1,099,503	1,084,365
CMO Series 2017-26 Class FA
30-day Average SOFR + 0.464% Floor 0.350%, Cap 6.500% 04/25/2047	5.800%	2,668,385	2,632,216
CMO Series 2017-79 Class FB
30-day Average SOFR + 0.364% Floor 0.250%, Cap 6.500% 10/25/2047	5.700%	2,080,512	2,063,796
CMO Series 2017-9 Class BF
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 03/25/2047	5.850%	1,173,529	1,157,629
CMO Series 2017-9 Class DF
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 03/25/2047	5.850%	849,456	838,006
CMO Series 2018-36 Class FD
30-day Average SOFR + 0.364% Floor 0.250%, Cap 6.500% 06/25/2048	5.700%	2,167,821	2,146,483
Federal National Mortgage Association REMICS
CMO Series 2013-49C Class AP
05/25/2043	1.750%	630,206	515,567
CMO Series 2016-3 Class PL
02/25/2046	2.500%	8,039,831	6,705,940
CMO Series 2017-24 Class PG
04/25/2047	2.625%	3,448,547	2,938,818
The accompanying Notes to Financial Statements are an integral part of this statement.

Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-13 Class PE
03/25/2049	3.000%	818,442	723,187
CMO Series 2020-57 Class LJ
08/25/2050	2.000%	1,532,000	1,071,915
CMO Series 2022-28C Class CA
01/25/2048	2.000%	1,678,458	1,461,123
CMO Series 2024-26C Class KY
12/25/2043	3.000%	1,444,000	1,191,837
Freddie Mac REMICS
CMO Series 205119 Class AB
08/25/2049	1.500%	1,397,239	1,085,840
CMO Series 205217 Class CD
07/25/2049	2.500%	1,618,123	1,457,950
CMO Series 4047 Class CX
05/15/2042	3.500%	2,501,000	2,234,769
CMO Series 4091 Class BX
10/15/2041	3.250%	1,266,578	1,151,074
CMO Series 4091 Class EX
07/15/2042	3.375%	806,093	733,498
CMO Series 4091 Class MX
02/15/2042	3.250%	1,007,492	910,883
CMO Series 4117 Class HB
10/15/2042	2.500%	859,000	729,446
CMO Series 4446 Class CP
03/15/2045	2.250%	1,094,068	938,835
CMO Series 4582 Class HA
09/15/2045	3.000%	4,050,007	3,726,394
CMO Series 4719 Class LA
09/15/2047	3.500%	1,161,903	1,043,803
CMO Series 4719 Class LM
09/15/2047	3.000%	908,807	791,828
CMO Series 4753 Class BD
01/15/2048	3.000%	895,000	772,037
CMO Series 4857 Class JA
01/15/2049	3.350%	3,580,652	3,334,509
CMO Series 4927 Class BG
11/25/2049	3.000%	1,577,366	1,413,840
CMO Series 4937 Class MD
10/25/2049	2.500%	1,583,637	1,356,675
CMO Series 4940 Class AG
05/15/2040	3.000%	1,014,378	933,832
CMO Series 4941 Class GA
12/15/2047	2.000%	905,672	741,396
CMO Series 4954 Class LB
02/25/2050	2.500%	768,376	657,273
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4979A Class UC
06/25/2050	1.500%	2,937,328	2,283,527
CMO Series 5020 Class ET
10/25/2050	3.500%	1,332,908	1,186,987
CMO Series 5058 Class BC
11/25/2050	5.000%	961,614	932,528
CMO Series 5092Z Class HE
02/25/2051	2.000%	1,578,442	1,302,136
CMO Series 5116 Class PB
02/25/2051	2.250%	1,648,617	1,408,126
CMO Series 5118 Class CA
10/15/2033	1.500%	1,458,000	1,281,731
CMO Series 5143 Class GA
06/25/2049	2.000%	1,030,914	828,667
CMO Series 5182 Class M
05/25/2049	2.500%	1,338,854	1,163,062
CMO Series 5184E Class AB
05/25/2048	2.500%	975,596	857,866
CMO Series 5201 Class CA
07/25/2048	2.500%	1,945,840	1,721,012
CMO Series 5202 Class BH
12/25/2047	2.000%	1,052,012	929,520
CMO Series 5202 Class MB
11/25/2048	3.000%	2,536,174	2,255,922
CMO Series 5202R Class TA
12/25/2048	2.500%	2,978,378	2,665,218
CMO Series 5206 Class CA
02/25/2047	3.000%	1,125,252	1,001,612
CMO Series 5207 Class PA
06/25/2051	3.000%	2,135,028	1,858,281
CMO Series 5209 Class EA
08/25/2050	3.000%	1,604,839	1,433,516
CMO Series 5209 Class EJ
08/25/2050	3.000%	1,604,839	1,433,516
CMO Series 5210 Class DC
09/25/2051	3.000%	1,504,287	1,365,979
CMO Series 5220 Class QK
09/25/2050	3.500%	3,124,379	2,901,264
CMO Series 5386 Class DM
03/25/2044	2.000%	1,643,000	1,143,319
Freddie Mac REMICS(b)
CMO Series 2399 Class FB
30-day Average SOFR + 0.900% Floor 0.900%, Cap 8.000% 04/25/2054	6.235%	4,922,687	4,911,723
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4286 Class VF
30-day Average SOFR + 0.564% Floor 0.450%, Cap 6.500% 12/15/2043	5.898%	1,738,629	1,707,115
CMO Series 4826 Class KF
30-day Average SOFR + 0.414% Floor 0.300%, Cap 6.500% 09/15/2048	5.748%	756,198	736,246
CMO Series 4903 Class NF
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 08/25/2049	5.850%	717,381	702,508
CMO Series 5119 Class QF
30-day Average SOFR + 0.200% Floor 0.200%, Cap 6.500% 06/25/2051	5.535%	2,048,828	1,931,357
CMO Series 5335 Class FB
30-day Average SOFR + 0.814% Floor 0.700%, Cap 7.500% 10/15/2039	6.148%	3,525,413	3,523,425
CMO Series 5396 Class HF
30-day Average SOFR + 0.950% Floor 0.950%, Cap 8.000% 04/25/2054	6.285%	3,619,821	3,619,812
Government National Mortgage Association
12/20/2037- 09/20/2050	2.500%	8,932,486	7,864,573
09/20/2038	7.000%	35,620	36,484
08/20/2039- 01/20/2053	6.000%	7,006,234	7,110,632
07/20/2040- 12/15/2040	3.750%	1,267,644	1,176,761
11/15/2040- 11/20/2040	3.625%	599,288	550,831
12/15/2040	3.490%	1,070,750	1,016,378
06/20/2043- 03/20/2052	3.000%	28,704,935	25,118,632
05/20/2045- 08/20/2052	4.000%	22,321,235	20,672,898
08/15/2047- 04/20/2050	4.500%	8,242,239	7,879,245
01/20/2048- 02/20/2052	3.500%	33,711,581	30,229,778
12/20/2048	5.000%	696,448	686,110
11/01/2070	2.929%	3,318,492	2,968,810
CMO Series 2003-75 Class ZX
09/16/2033	6.000%	227,408	228,416
CMO Series 2005-26 Class XY
03/20/2035	5.500%	226,633	227,501
CMO Series 2005-72 Class AZ
09/20/2035	5.500%	217,310	217,431
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2006-17 Class JN
04/20/2036	6.000%	99,080	100,545
CMO Series 2006-38 Class ZK
08/20/2036	6.500%	366,079	364,906
CMO Series 2006-69 Class MB
12/20/2036	5.500%	422,179	422,592
CMO Series 2008-23 Class PH
03/20/2038	5.000%	349,979	345,734
CMO Series 2009-104 Class AB
08/16/2039	7.000%	23,348	23,279
CMO Series 2010-130 Class CP
10/16/2040	7.000%	177,400	184,741
CMO Series 2010-163 Class NC
12/20/2040	4.000%	1,402,743	1,356,456
CMO Series 2013-152 Class HA
06/20/2043	2.500%	1,555,004	1,394,317
CMO Series 2013-H01 Class FA
01/20/2063	1.650%	153	136
CMO Series 2013-H04 Class BA
02/20/2063	1.650%	2,631	2,372
CMO Series 2013-H09 Class HA
04/20/2063	1.650%	30,078	27,938
CMO Series 2014-181 Class L
12/20/2044	3.000%	1,028,000	902,016
CMO Series 2015-144 Class CA
10/20/2045	2.500%	1,650,842	1,417,971
CMO Series 2016-136 Class A
07/20/2044	3.000%	846,331	736,180
CMO Series 2016-93 Class AB
07/20/2044	1.750%	1,868,935	1,472,454
CMO Series 2016-99 Class TL
04/16/2044	2.000%	411,935	327,430
CMO Series 2017-139 Class GA
09/20/2047	3.000%	3,676,085	3,246,433
CMO Series 2017-167 Class BQ
08/20/2044	2.500%	728,705	658,527
CMO Series 2018-65 Class DC
05/20/2048	3.500%	1,261,000	1,117,349
CMO Series 2020-133 Class GA
09/20/2050	1.000%	1,906,078	1,585,186
CMO Series 2020-138 Class LE
09/20/2050	1.500%	4,230,288	3,326,888
CMO Series 2021-215 Class GA
12/20/2051	2.000%	988,030	832,485
CMO Series 2021-227 Class E
07/20/2050	2.500%	7,145,752	6,079,374
The accompanying Notes to Financial Statements are an integral part of this statement.

Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-27 Class BD
02/20/2051	5.000%	1,297,839	1,257,211
CMO Series 2021-27 Class NT
02/20/2051	5.000%	1,449,757	1,362,065
CMO Series 2021-27 Class Q
02/20/2051	5.000%	1,281,336	1,205,943
CMO Series 2021-8 Class CY
01/20/2051	5.000%	1,133,871	1,106,076
CMO Series 2022-107 Class C
06/20/2051	2.500%	5,932,256	4,677,972
CMO Series 2022-153 Class KA
12/20/2049	4.000%	1,589,910	1,516,939
CMO Series 2022-191 Class B
06/20/2041	4.000%	7,263,000	6,753,015
CMO Series 2022-191 Class BY
08/20/2041	4.000%	7,991,000	7,449,401
CMO Series 2022-205 Class A
09/20/2051	2.000%	2,200,338	1,728,098
CMO Series 2022-31 Class GH
12/20/2049	2.500%	3,807,584	3,296,608
CMO Series 2022-34 Class DN
09/20/2041	3.500%	2,978,966	2,726,625
CMO Series 2022-5 Class BA
10/20/2049	2.000%	7,256,164	6,077,955
CMO Series 2022-50 Class CA
03/20/2052	3.000%	5,181,806	4,521,185
CMO Series 2022-66 Class CG
04/20/2052	3.500%	3,357,518	3,114,428
CMO Series 2022-84 Class A
01/20/2052	2.500%	1,863,904	1,506,918
CMO Series 2023-196 Class E
09/20/2048	3.000%	2,136,937	1,960,463
CMO Series 2024-45 Class BD
03/20/2054	2.000%	1,182,184	1,039,051
Government National Mortgage Association(d)
03/20/2048	4.764%	2,819,693	2,781,481
05/20/2063	4.390%	13,587	13,356
CMO Series 2010-H17 Class XQ
07/20/2060	5.144%	3,660	3,733
CMO Series 2011-137 Class WA
07/20/2040	5.590%	372,403	374,719
CMO Series 2012-141 Class WC
01/20/2042	3.723%	271,399	251,153
CMO Series 2013-54 Class WA
11/20/2042	4.904%	728,395	723,740
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2013-75 Class WA
06/20/2040	5.105%	201,610	201,269
CMO Series 2021-27 Class CW
02/20/2051	5.001%	1,615,138	1,543,829
Government National Mortgage Association(b)
1-year CMT + 1.701% 02/20/2072	6.708%	6,171,432	6,412,626
1-year CMT + 1.703% 04/20/2072	6.717%	6,574,122	6,838,605
1-year CMT + 1.736% 04/20/2072	6.723%	5,604,649	5,829,771
CMO Series 2007-16 Class NS
-3.5 x 1-month Term SOFR + 22.874% Cap 23.275% 04/20/2037	4.189%	35,871	38,168
CMO Series 2012-H10 Class FA
1-month Term SOFR + 0.664% Floor 0.550%, Cap 10.500% 12/20/2061	5.987%	217,955	217,825
CMO Series 2012-H21 Class CF
1-month Term SOFR + 0.814% Floor 0.700% 05/20/2061	6.137%	5,675	5,640
CMO Series 2012-H21 Class DF
1-month Term SOFR + 0.764% Floor 0.650% 05/20/2061	6.087%	5,061	5,029
CMO Series 2012-H26 Class MA
1-month Term SOFR + 0.664% Floor 0.550% 07/20/2062	5.987%	2,918	2,898
CMO Series 2012-H28 Class FA
1-month Term SOFR + 0.694% Floor 0.580% 09/20/2062	6.017%	4,401	4,379
CMO Series 2012-H29 Class FA
1-month Term SOFR + 0.629% Floor 0.515%, Cap 11.500% 10/20/2062	5.952%	164,068	163,899
CMO Series 2013-H01 Class TA
1-month Term SOFR + 0.614% Floor 0.500%, Cap 10.500% 01/20/2063	5.937%	4,449	4,403
CMO Series 2013-H05 Class FB
1-month Term SOFR + 0.514% Floor 0.400% 02/20/2062	5.844%	5,533	5,458
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2013-H07 Class GA
1-month Term SOFR + 0.584% Floor 0.470%, Cap 10.500% 03/20/2063	5.907%	240,697	240,197
CMO Series 2013-H07 Class HA
1-month Term SOFR + 0.524% Floor 0.410%, Cap 11.000% 03/20/2063	5.847%	222,461	221,925
CMO Series 2013-H09 Class GA
1-month Term SOFR + 0.594% Floor 0.480%, Cap 11.000% 04/20/2063	5.917%	177,440	177,195
CMO Series 2013-H09 Class SA
1-month Term SOFR + 0.614% Floor 0.500%, Cap 10.500% 04/20/2063	5.937%	830,005	828,991
CMO Series 2013-H21 Class FA
1-month Term SOFR + 0.864% Floor 0.750%, Cap 11.000% 09/20/2063	6.187%	70,524	70,673
CMO Series 2013-H21 Class FB
1-month Term SOFR + 0.814% Floor 0.700%, Cap 11.000% 09/20/2063	6.137%	320,486	320,888
CMO Series 2015-H23 Class FB
1-month Term SOFR + 0.634% Floor 0.520%, Cap 11.000% 09/20/2065	5.957%	742,627	741,984
CMO Series 2015-H26 Class FG
1-month Term SOFR + 0.634% Floor 0.520%, Cap 11.000% 10/20/2065	5.957%	399,810	398,008
CMO Series 2015-H30 Class FE
1-month Term SOFR + 0.714% Floor 0.600%, Cap 11.000% 11/20/2065	6.037%	3,289,841	3,290,335
CMO Series 2020-H05 Class FK
1-month Term SOFR + 0.724% Floor 0.610%, Cap 99.000% 03/20/2070	6.047%	2,456,685	2,445,198
CMO Series 2022-197 Class LF
30-day Average SOFR + 0.700% Floor 0.700%, Cap 7.000% 11/20/2052	6.033%	5,529,986	5,464,631
Government National Mortgage Association(b),(e)
CMO Series 2005-3 Class SE
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 01/20/2035	0.647%	333,713	13,302
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2007-40 Class SN
-1.0 x 1-month Term SOFR + 6.566% Cap 6.680% 07/20/2037	1.227%	227,623	6,810
CMO Series 2008-62 Class SA
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 07/20/2038	0.697%	214,950	1,484
CMO Series 2008-76 Class US
-1.0 x 1-month Term SOFR + 5.786% Cap 5.900% 09/20/2038	0.447%	270,288	6,860
CMO Series 2008-95 Class DS
-1.0 x 1-month Term SOFR + 7.186% Cap 7.300% 12/20/2038	1.847%	225,499	5,762
CMO Series 2009-106 Class ST
-1.0 x 1-month Term SOFR + 5.886% Cap 6.000% 02/20/2038	0.547%	364,471	12,554
CMO Series 2009-64 Class SN
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 07/16/2039	0.657%	116,832	4,393
CMO Series 2009-67 Class SA
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 08/16/2039	0.607%	104,802	6,312
CMO Series 2009-72 Class SM
-1.0 x 1-month Term SOFR + 6.136% Cap 6.250% 08/16/2039	0.807%	263,114	15,293
CMO Series 2009-81 Class SB
-1.0 x 1-month Term SOFR + 5.976% Cap 6.090% 09/20/2039	0.637%	371,970	25,177
CMO Series 2010-47 Class PX
-1.0 x 1-month Term SOFR + 6.586% Cap 6.700% 06/20/2037	1.247%	425,380	25,796
The accompanying Notes to Financial Statements are an integral part of this statement.

Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2011-75 Class SM
-1.0 x 1-month Term SOFR + 6.486% Cap 6.600% 05/20/2041	1.147%	190,477	10,269
Government National Mortgage Association(i)
CMO Series 2008-1 Class PO
01/20/2038	0.000%	38,874	35,432
CMO Series 2010-157 Class OP
12/20/2040	0.000%	209,922	174,479
Government National Mortgage Association(e)
CMO Series 2010-107 Class IL
07/20/2039	6.000%	276,585	56,347
Government National Mortgage Association TBA(g)
07/22/2054	6.500%	21,600,000	21,907,772
Seasoned Credit Risk Transfer Trust
CMO Series 2018-4 Class MZ (FHLMC)
03/25/2058	3.500%	4,022,755	2,872,184
Uniform Mortgage-Backed Security TBA(g)
07/15/2054	6.000%	74,600,000	74,806,899
07/15/2054	6.500%	37,800,000	38,470,360
Total Residential Mortgage-Backed Securities - Agency (Cost $1,549,771,976)			1,498,555,003

Residential Mortgage-Backed Securities - Non-Agency 2.8%

Angel Oak Mortgage Trust(a),(d)
CMO Series 2020-2 Class A1A
01/26/2065	2.531%	685,926	632,218
CMO Series 2021-6 Class A1
09/25/2066	1.483%	1,309,175	1,060,190
Angel Oak Mortgage Trust LLC(a),(d)
CMO Series 2020-5 Class A1
05/25/2065	1.373%	147,566	135,313
Banc of America Funding Trust
CMO Series 2004-3 Class 1A1
10/25/2034	5.500%	22,216	19,962
Bear Stearns Adjustable Rate Mortgage Trust(d)
CMO Series 2003-4 Class 3A1
07/25/2033	7.043%	14,203	13,309
CMO Series 2003-7 Class 6A
10/25/2033	5.892%	70,561	66,055
Bear Stearns Asset-Backed Securities Trust(b)
CMO Series 2003-SD1 Class A
1-month Term SOFR + 1.014% Floor 0.900%, Cap 11.000% 12/25/2033	6.360%	177,107	169,113
Bunker Hill Loan Depositary Trust(a),(d)
CMO Series 2019-2 Class A1
07/25/2049	2.879%	741,667	707,453
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-3 Class A1
11/25/2059	2.724%	199,349	194,389
Chase Funding Trust(b)
Series 2003-2 Class 2A2
1-month Term SOFR + 0.674% Floor 0.560% 02/25/2033	6.020%	364,878	363,094
Chase Funding Trust(d)
Series 2003-4 Class 1A5
05/25/2033	5.916%	154,655	148,520
Series 2003-6 Class 1A5
11/25/2034	4.888%	123,406	119,394
Chase Mortgage Finance Corp.(d)
CMO Series 2007-A1 Class 1A3
02/25/2037	6.181%	89,317	86,545
CMO Series 2007-A1 Class 2A1
02/25/2037	6.623%	35,555	33,051
CMO Series 2007-A1 Class 7A1
02/25/2037	7.161%	7,960	8,045
Citigroup Mortgage Loan Trust, Inc.
CMO Series 2003-1 Class 3A4
09/25/2033	5.250%	24,259	22,655
CMO Series 2005-2 Class 2A11
05/25/2035	5.500%	68,186	65,751
Citigroup Mortgage Loan Trust, Inc.(a),(d)
CMO Series 2009-10 Class 1A1
09/25/2033	5.672%	41,535	40,541
COLT Mortgage Loan Trust(a),(d)
CMO Series 2021-2 Class A1
08/25/2066	0.924%	1,737,983	1,395,194
CMO Series 2021-4 Class A1
10/25/2066	1.397%	1,847,199	1,515,037
Countrywide Home Loan Mortgage Pass-Through Trust
CMO Series 2004-13 Class 1A4
08/25/2034	5.500%	93,133	88,068
CMO Series 2004-3 Class A26
04/25/2034	5.500%	40,711	38,679
CMO Series 2004-5 Class 1A4
06/25/2034	5.500%	90,342	88,301
Credit Suisse First Boston Mortgage Securities Corp.
CMO Series 2003-21 Class 1A4
09/25/2033	5.250%	31,259	29,609
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates
CMO Series 2004-4 Class 2A4
09/25/2034	5.500%	64,514	60,806
CMO Series 2004-8 Class 1A4
12/25/2034	5.500%	99,969	96,124
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Credit Suisse Mortgage Trust(a),(d)
CMO Series 2022-JR1 Class A1
10/25/2066	4.267%	2,880,069	2,843,024
DBRR Trust(a),(d)
CMO Series 2015-LCM Class A2
06/10/2034	3.535%	3,152,000	2,894,612
DBRR Trust(a)
Series 2015-LCM Class A1
06/10/2034	2.998%	865,098	828,380
FMC GMSR Issuer Trust(a),(d)
CMO Series 2020-GT1 Class A
01/25/2026	4.450%	5,000,000	4,648,802
CMO Series 2021-GT1 Class B
07/25/2026	4.360%	6,000,000	5,212,305
CMO Series 2021-GT2 Class B
10/25/2026	4.440%	3,828,000	3,319,038
FMC GMSR Issuer Trust(a)
CMO Series 2022-GT1 Class B
04/25/2027	7.170%	6,000,000	5,688,519
CMO Series 2022-GT2 Class B
07/25/2027	10.070%	6,000,000	6,129,967
GSMPS Mortgage Loan Trust(a),(b)
CMO Series 2005-RP3 Class 1AF
1-month Term SOFR + 0.464% Floor 0.350%, Cap 10.000% 09/25/2035	5.810%	410,802	345,045
GSMPS Mortgage Loan Trust(a),(d),(e)
CMO Series 2005-RP3 Class 1AS
09/25/2035	0.000%	318,371	1,403
GSR Mortgage Loan Trust
CMO Series 2003-7F Class 1A4
06/25/2033	5.250%	84,623	82,934
GSR Mortgage Loan Trust(b)
CMO Series 2005-5F Class 8A3
1-month Term SOFR + 0.614% Floor 0.500%, Cap 5.500% 06/25/2035	5.500%	5,393	5,076
HarborView Mortgage Loan Trust(d)
CMO Series 2004-3 Class 1A
05/19/2034	5.630%	325,441	301,395
Headlands Residential LLC(a),(d)
CMO Series 2021-RPL1 Class NOTE
09/25/2026	2.487%	5,875,262	5,629,192
Hundred Acre Wood Trust(a),(c),(f)
CMO Series 2018-1 Class A
02/13/2025	7.250%	2,000,000	1,940,000
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Impac CMB Trust(b)
CMO Series 2005-4 Class 2A1
1-month Term SOFR + 0.714% Floor 0.600%, Cap 10.250% 05/25/2035	6.060%	84,797	77,810
Impac Secured Assets CMN Owner Trust(d)
CMO Series 2003-3 Class A1
08/25/2033	5.200%	43,144	41,142
Impac Secured Assets Trust(b)
CMO Series 2006-1 Class 2A1
1-month Term SOFR + 0.814% Floor 0.350%, Cap 11.500% 05/25/2036	6.160%	21,947	19,157
JPMorgan Mortgage Trust(d)
CMO Series 2006-A2 Class 5A3
11/25/2033	6.081%	46,653	44,652
CMO Series 2007-A1 Class 5A5
07/25/2035	5.514%	63,036	61,095
LHOME Mortgage Trust(a),(d)
CMO Series 2023-RTL2 Class A1
06/25/2028	8.000%	3,700,000	3,749,046
CMO Series 2023-RTL4 Class A1
11/25/2028	7.628%	4,165,000	4,221,718
MASTR Adjustable Rate Mortgages Trust(d)
CMO Series 2004-13 Class 2A1
04/21/2034	6.415%	56,329	53,148
CMO Series 2004-13 Class 3A7
11/21/2034	5.994%	98,609	91,403
MASTR Asset Securitization Trust(a)
CMO Series 2004-P7 Class A6
12/27/2033	5.500%	16,651	13,871
MASTR Seasoned Securities Trust
CMO Series 2004-2 Class A1
08/25/2032	6.500%	61,154	57,966
CMO Series 2004-2 Class A2
08/25/2032	6.500%	96,318	91,853
Merrill Lynch Mortgage Investors Trust(b)
CMO Series 2003-A Class 2A1
1-month Term SOFR + 0.894% Floor 0.390%, Cap 11.750% 03/25/2028	6.240%	21,649	19,974
CMO Series 2003-E Class A1
1-month Term SOFR + 0.734% Floor 0.620%, Cap 11.750% 10/25/2028	6.080%	100,764	94,515
CMO Series 2004-A Class A1
1-month Term SOFR + 0.574% Floor 0.230%, Cap 11.750% 04/25/2029	5.920%	86,599	79,384
The accompanying Notes to Financial Statements are an integral part of this statement.

Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2004-G Class A2
6-month Term SOFR + 1.028% Floor 0.300%, Cap 11.750% 01/25/2030	6.362%	9,920	9,283
Merrill Lynch Mortgage Investors Trust(d)
CMO Series 2004-1 Class 2A1
12/25/2034	5.379%	69,582	64,076
CMO Series 2004-A4 Class A2
08/25/2034	5.501%	93,769	86,549
MFA Trust(a),(d)
CMO Series 2021-NQM2 Class A1
11/25/2064	1.029%	697,824	590,454
Mill City Securities Ltd.(a),(d)
CMO Series 2021-RS1 Class A2
04/28/2066	3.951%	4,449,000	3,959,463
Morgan Stanley Mortgage Loan Trust(d)
CMO Series 2004-3 Class 4A
04/25/2034	5.646%	90,701	88,291
NACC Reperforming Loan Remic Trust(a)
CMO Series 2004-R2 Class A1
10/25/2034	6.500%	73,254	63,056
New Residential Mortgage Loan Trust(a),(d)
CMO Series 2019-NQM4 Class A1
09/25/2059	2.492%	202,274	185,934
CMO Series 2024-RTL1 Class A1
03/25/2039	6.664%	4,515,000	4,548,698
NRZ Excess Spread-Collateralized Notes(a)
CMO Series 2021-FNT2 Class A
05/25/2026	3.228%	2,213,211	2,094,237
Series 2020-PLS1 Class A
12/25/2025	3.844%	1,504,517	1,451,670
Pretium Mortgage Credit Partners(a),(d)
CMO Series 2022-NPL1 Class A1
01/25/2052	2.981%	4,558,039	4,467,904
Pretium Mortgage Credit Partners I LLC(a),(d)
CMO Series 2021-NPL1 Class A1
09/27/2060	2.240%	2,316,504	2,307,447
CMO Series 2021-NPL4 Class A1
10/27/2060	2.363%	2,352,026	2,282,536
Pretium Mortgage Credit Partners LLC(a),(d)
CMO Series 2021-NPL6 Class A1
07/25/2051	2.487%	1,656,355	1,629,336
CMO Series 2021-RN3 Class A1
09/25/2051	1.843%	3,956,268	3,810,706
RCO VI Mortgage LLC(a),(d)
CMO Series 2022-1 Class A1
01/25/2027	3.000%	2,337,667	2,279,192
CMO Series 2022-1 Class A2
01/25/2027	5.250%	2,500,000	2,446,569
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Residential Asset Mortgage Products Trust
CMO Series 2004-SL2 Class A3
10/25/2031	7.000%	106,814	105,476
Residential Asset Securitization Trust(d)
CMO Series 2004-IP2 Class 1A1
12/25/2034	5.976%	144,724	142,212
Seasoned Credit Risk Transfer Trust
CMO Series 2019-3 Class MB (FHLMC)
10/25/2058	3.500%	1,570,000	1,244,141
CMO Series 2019-4 Class M55D (FHLMC)
02/25/2059	4.000%	1,567,366	1,422,515
Seasoned Loans Structured Transaction
CMO Series 2018-2 Class A1
11/25/2028	3.500%	2,651,652	2,495,146
Sequoia Mortgage Trust(b)
CMO Series 2003-1 Class 1A
1-month Term SOFR + 0.874% Floor 0.760%, Cap 12.500% 04/20/2033	6.195%	198,664	185,834
CMO Series 2003-8 Class A1
1-month Term SOFR + 0.754% Floor 0.640%, Cap 11.500% 01/20/2034	6.093%	156,766	146,928
CMO Series 2004-11 Class A1
1-month Term SOFR + 0.714% Floor 0.600%, Cap 11.500% 12/20/2034	6.053%	166,091	146,455
CMO Series 2004-12 Class A3
6-month Term SOFR + 0.748% Floor 0.320%, Cap 11.500% 01/20/2035	6.017%	80,313	76,691
Starwood Mortgage Residential Trust(a),(d)
CMO Series 2020-1 Class A1
02/25/2050	2.275%	84,880	79,217
CMO Series 2020-3 Class A1
04/25/2065	1.486%	361,632	340,875
CMO Series 2020-INV1 Class A1
11/25/2055	1.027%	307,003	280,387
CMO Series 2021-1 Class A1
05/25/2065	1.219%	461,982	411,305
CMO Series 2021-4 Class A1
08/25/2056	1.059%	1,615,540	1,365,578
Structured Adjustable Rate Mortgage Loan Trust(d)
CMO Series 2004-4 Class 5A
04/25/2034	5.698%	56,803	51,969
Structured Asset Mortgage Investments II Trust(b)
CMO Series 2004-AR5 Class 1A1
1-month Term SOFR + 0.774% Floor 0.330%, Cap 11.000% 10/19/2034	6.113%	125,145	115,304
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2005-AR5 Class A3
1-month Term SOFR + 0.614% Floor 0.250%, Cap 11.000% 07/19/2035	5.953%	85,808	79,720
Structured Asset Securities Corp.(d)
CMO Series 2004-4XS Class 1A5
02/25/2034	5.490%	183,171	172,116
Structured Asset Securities Corp. Mortgage Pass-Through Certificates(d)
CMO Series 2003-34A Class 3A3
11/25/2033	5.914%	87,525	85,596
CMO Series 2003-40A Class 3A2
01/25/2034	5.829%	63,760	60,819
Thornburg Mortgage Securities Trust(d)
CMO Series 2004-4 Class 3A
12/25/2044	5.664%	69,516	64,445
VCAT LLC(a),(d)
CMO Series 2021-NPL1 Class A1
12/26/2050	5.289%	1,328,812	1,319,347
CMO Series 2021-NPL3 Class A1
05/25/2051	4.743%	2,425,072	2,369,105
CMO Series 2021-NPL5 Class A1
08/25/2051	1.868%	4,136,355	4,071,165
Vendee Mortgage Trust
CMO Series 1998-2 Class 1G
06/15/2028	6.750%	61,354	62,284
Vericrest Opportunity Loan Transferee XCIII LLC(a),(d)
CMO Series 2021-NPL2 Class A1
02/27/2051	4.893%	2,572,888	2,515,109
Vericrest Opportunity Loan Transferee XCIV LLC(a),(d)
CMO Series 2021-NPL3 Class A1
02/27/2051	2.240%	1,805,823	1,776,672
Vericrest Opportunity Loan Transferee XCVI LLC(a),(d)
CMO Series 2021-NPL5 Class A1
03/27/2051	5.116%	1,389,698	1,377,489
Vericrest Opportunity Loan Transferee XCVII LLC(a),(d)
CMO Series 2021-NPL6 Class A1
04/25/2051	2.240%	1,673,495	1,663,927
Vericrest Opportunity Loan Trust CI LLC(a),(d)
CMO Series 2021-NP10 Class A1
05/25/2051	4.992%	1,682,245	1,637,867
Verus Securitization Trust(a),(d)
CMO Series 2019-4 Class A1
11/25/2059	2.642%	273,413	266,110
CMO Series 2019-INV3 Class A1
11/25/2059	2.692%	114,432	111,066
CMO Series 2020-2 Class A1
05/25/2060	3.226%	61,294	60,822
CMO Series 2021-1 Class A1
01/25/2066	0.815%	569,634	500,561
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-2 Class A1
02/25/2066	1.031%	1,111,979	962,743
CMO Series 2021-3 Class A1
06/25/2066	1.046%	1,181,818	985,922
CMO Series 2021-4 Class A1
07/25/2066	0.938%	1,473,303	1,179,361
CMO Series 2021-5 Class A1
09/25/2066	1.013%	4,043,205	3,394,507
CMO Series 2021-7 Class A1
10/25/2066	1.829%	1,726,647	1,499,885
CMO Series 2021-8 Class A1
11/25/2066	1.824%	1,645,267	1,430,812
CMO Series 2021-R1 Class A1
10/25/2063	0.820%	434,995	405,675
CMO Series 2021-R3 Class A1
04/25/2064	1.020%	596,204	534,137
Visio Trust(a)
Series 2020-1R Class A1
11/25/2055	1.312%	329,721	305,350
VM Master Issuer LLC(a),(c),(d),(f)
CMO Series 2022-1 Class A1B
05/24/2025	6.174%	7,299,178	7,110,859
WaMu Mortgage Pass-Through Certificates Trust(d)
CMO Series 2003-AR11 Class A6
10/25/2033	5.849%	138,288	127,157
CMO Series 2003-AR5 Class A7
06/25/2033	6.290%	52,665	51,568
CMO Series 2003-AR6 Class A1
06/25/2033	7.267%	53,446	51,147
CMO Series 2003-AR7 Class A7
08/25/2033	5.678%	89,028	81,735
CMO Series 2004-AR3 Class A2
06/25/2034	5.774%	40,037	35,793
WaMu Mortgage Pass-Through Certificates Trust
CMO Series 2004-S3 Class 1A5
07/25/2034	5.000%	7,636	7,414
Wells Fargo Mortgage-Backed Securities Trust(d)
CMO Series 2004-U Class A1
10/25/2034	6.600%	92,412	87,537
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $140,859,856)			133,205,098

U.S. Government & Agency Obligations 0.5%

Federal Home Loan Banks(k)
09/30/2031	1.250%	4,440,000	3,754,416
Federal Home Loan Mortgage Corp.(h)
12/14/2029	0.000%	3,534,000	2,743,937
The accompanying Notes to Financial Statements are an integral part of this statement.

Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
U.S. Government & Agency Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(h)
11/15/2030	0.000%	10,386,000	7,702,086
Israel Government AID Bond
09/18/2033	5.500%	1,000,000	1,060,884
Tennessee Valley Authority
04/01/2036	5.880%	4,870,000	5,355,041
09/15/2060	4.625%	835,000	765,837
09/15/2065	4.250%	1,423,000	1,212,904
Tennessee Valley Authority(h)
STRIPS
06/15/2035	0.000%	750,000	421,172
Total U.S. Government & Agency Obligations (Cost $26,358,880)			23,016,277

U.S. Treasury Obligations 15.8%

U.S. Treasury
11/30/2024	4.500%	652,000	649,835
01/31/2025	4.125%	4,622,000	4,589,682
11/15/2025	2.250%	9,114,000	8,787,890
01/31/2026	0.375%	2,026,000	1,888,058
03/31/2026	0.750%	2,467,000	2,300,863
05/31/2026	4.875%	8,013,000	8,029,276
08/15/2026	1.500%	13,636,000	12,760,313
10/31/2026	1.125%	22,600,000	20,857,328
06/15/2027	4.625%	4,995,000	5,009,829
07/31/2027	0.375%	15,550,000	13,714,371
08/31/2027	0.500%	45,590,000	40,254,545
11/30/2027	0.625%	5,544,000	4,873,522
04/30/2028	1.250%	26,142,000	23,225,533
06/30/2028	1.250%	5,493,000	4,860,018
08/31/2028	1.125%	23,325,000	20,434,887
09/30/2028	1.250%	9,206,000	8,089,772
10/31/2028	1.375%	10,484,000	9,244,758
03/31/2029	2.375%	1,161,000	1,062,134
04/30/2029	2.875%	12,115,000	11,330,364
04/30/2029	4.625%	25,615,000	25,911,173
05/31/2029	4.500%	4,351,000	4,380,913
06/30/2029	3.250%	17,992,000	17,095,211
12/31/2029	3.875%	13,293,000	12,979,368
03/31/2030	3.625%	4,842,000	4,662,695
10/31/2030	4.875%	4,128,000	4,245,068
11/30/2030	4.375%	2,929,000	2,931,975
04/30/2031	4.625%	269,000	273,371
05/31/2031	4.625%	546,000	554,872
02/15/2032	1.875%	24,015,000	20,157,591
08/15/2032	2.750%	29,525,000	26,272,637
05/15/2034	4.375%	8,852,000	8,854,766
05/15/2040	1.125%	15,846,000	9,742,814
08/15/2040	1.125%	5,222,000	3,179,708
11/15/2040	1.375%	38,470,000	24,266,155
02/15/2041	1.875%	5,531,000	3,784,414
02/15/2041	4.750%	2,429,000	2,493,520
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
05/15/2041	2.250%	67,730,000	48,998,422
08/15/2041	1.750%	65,673,000	43,374,964
11/15/2041	2.000%	36,744,000	25,238,535
11/15/2041	3.125%	1,595,000	1,313,632
02/15/2042	2.375%	3,089,000	2,248,213
11/15/2042	2.750%	6,935,000	5,313,944
11/15/2042	4.000%	10,520,000	9,696,481
02/15/2043	3.125%	2,000,000	1,619,062
05/15/2043	3.875%	7,019,000	6,333,551
11/15/2043	3.750%	3,952,000	3,492,580
02/15/2044	3.625%	9,618,000	8,330,090
02/15/2044	4.500%	16,055,000	15,753,969
05/15/2044	3.375%	5,000,000	4,165,625
05/15/2044	4.625%	5,005,000	4,995,616
02/15/2045	2.500%	11,825,000	8,432,703
08/15/2045	2.875%	13,210,000	10,029,280
11/15/2048	3.375%	10,353,000	8,408,577
05/15/2049	2.875%	8,838,000	6,527,692
02/15/2050	2.000%	13,651,000	8,290,850
02/15/2051	1.875%	12,000,000	7,006,875
05/15/2051	2.375%	17,165,000	11,304,762
02/15/2052	2.250%	7,000,000	4,459,219
02/15/2053	3.625%	22,664,000	19,282,106
02/15/2054	4.250%	38,314,000	36,494,085
05/15/2054	4.625%	11,992,000	12,160,637
U.S. Treasury(g)
06/30/2029	4.250%	30,293,000	30,166,385
U.S. Treasury(h)
STRIPS
02/15/2032	0.000%	13,100,000	9,368,035
08/15/2033	0.000%	4,000,000	2,668,281
11/15/2033	0.000%	7,400,000	4,878,508
02/15/2034	0.000%	4,400,000	2,867,219
05/15/2034	0.000%	2,400,000	1,545,656
11/15/2034	0.000%	1,850,000	1,163,477
11/15/2040	0.000%	53,665,000	24,618,819
02/15/2041	0.000%	7,122,822	3,233,372
Total U.S. Treasury Obligations (Cost $834,239,322)			767,530,451

Money Market Funds 3.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.547%(m),(n)	154,822,694	154,776,247
Total Money Market Funds (Cost $154,778,106)		154,776,247
Total Investments in Securities (Cost: $5,233,467,563)		4,991,638,476
Other Assets & Liabilities, Net		(148,957,303)
Net Assets		4,842,681,173
At June 30, 2024, securities and/or cash totaling $6,242,100 were pledged as collateral.
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	147	09/2024	USD	17,391,938	—	(354,035)
U.S. Treasury 2-Year Note	363	09/2024	USD	74,131,406	206,948	—
U.S. Treasury 5-Year Note	1,755	09/2024	USD	187,044,609	1,340,162	—
U.S. Treasury 5-Year Note	584	09/2024	USD	62,241,625	—	(151,409)
U.S. Treasury Ultra Bond	456	09/2024	USD	57,156,750	373,059	—
Total					1,920,169	(505,444)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(77)	09/2024	USD	(8,468,797)	40,764	—
U.S. Treasury 10-Year Note	(107)	09/2024	USD	(11,768,328)	—	(19,179)
U.S. Treasury Ultra 10-Year Note	(102)	09/2024	USD	(11,580,188)	20,405	—
Total					61,169	(19,179)
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2024, the total value of these securities amounted to $1,098,981,104, which represents 22.69% of total net assets.

(b)	Variable rate security. The interest rate shown was the current rate as of June 30, 2024.
(c)	Valuation based on significant unobservable inputs.
(d)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2024.

(e)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(f)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2024, the total value of these securities amounted to $12,688,384, which represents 0.26% of total net assets.

(g)	Represents a security purchased on a when-issued basis.
(h)	Zero coupon bond.
(i)	Represents principal only securities which have the right to receive the principal portion only on an underlying pool of mortgage loans.
(j)	Perpetual security with no specified maturity date.
(k)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of June 30, 2024.

(l)	Principal and interest may not be guaranteed by a governmental entity.
(m)	The rate shown is the seven-day current annualized yield at June 30, 2024.
(n)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.547%
	236,590,405	838,936,004	(920,743,469)	(6,693)	154,776,247	(9,809)	5,623,172	154,822,694
Abbreviation Legend
AID	Agency for International Development
BAM	Build America Mutual Assurance Co.
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
The accompanying Notes to Financial Statements are an integral part of this statement.

Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Abbreviation Legend (continued)
FHLMC	Federal Home Loan Mortgage Corporation
MTA	Monthly Treasury Average
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2024:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities - Non-Agency	—	439,995,444	13,177,875	453,173,319
Commercial Mortgage-Backed Securities - Agency	—	259,496,833	—	259,496,833
Commercial Mortgage-Backed Securities - Non-Agency	—	257,045,797	2,185,000	259,230,797
Convertible Bonds	—	6,689,433	—	6,689,433
Corporate Bonds & Notes	—	1,371,653,936	—	1,371,653,936
Foreign Government Obligations	—	55,511,729	—	55,511,729
Municipal Bonds	—	8,799,353	—	8,799,353
Residential Mortgage-Backed Securities - Agency	—	1,498,555,003	—	1,498,555,003
Residential Mortgage-Backed Securities - Non-Agency	—	124,154,239	9,050,859	133,205,098
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Fair value measurements   (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
U.S. Government & Agency Obligations	—	23,016,277	—	23,016,277
U.S. Treasury Obligations	—	767,530,451	—	767,530,451
Money Market Funds	154,776,247	—	—	154,776,247
Total Investments in Securities	154,776,247	4,812,448,495	24,413,734	4,991,638,476
Investments in Derivatives
Asset
Futures Contracts	1,981,338	—	—	1,981,338
Liability
Futures Contracts	(524,623)	—	—	(524,623)
Total	156,232,962	4,812,448,495	24,413,734	4,993,095,191
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.

Variable Portfolio – Partners Core Bond Fund  | 2024

Statement of Assets and Liabilities
June 30, 2024 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $5,078,689,457)	$4,836,862,229
Affiliated issuers (cost $154,778,106)	154,776,247
Cash	649,166
Foreign currency (cost $355)	354
Margin deposits on:
Futures contracts	6,242,100
Receivable for:
Investments sold	3,998,486
Dividends	613,642
Interest	30,294,973
Foreign tax reclaims	158,158
Variation margin for futures contracts	284,771
Prepaid expenses	14,451
Total assets	5,033,894,577
Liabilities
Payable for:
Investments purchased	8,496,445
Investments purchased on a delayed delivery basis	180,046,491
Capital shares redeemed	779,111
Variation margin for futures contracts	1,456,236
Management services fees	61,953
Distribution and/or service fees	134
Service fees	826
Compensation of chief compliance officer	439
Compensation of board members	7,597
Other expenses	62,765
Deferred compensation of board members	301,407
Total liabilities	191,213,404
Net assets applicable to outstanding capital stock	$4,842,681,173
Represented by
Paid in capital	5,439,449,663
Total distributable earnings (loss)	(596,768,490)
Total - representing net assets applicable to outstanding capital stock	$4,842,681,173
Class 1
Net assets	$4,823,125,291
Shares outstanding	495,840,147
Net asset value per share	$9.73
Class 2
Net assets	$19,555,882
Shares outstanding	2,023,296
Net asset value per share	$9.67
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund  | 2024

Statement of Operations
Six Months Ended June 30, 2024 (Unaudited)

Net investment income
Income:
Dividends — affiliated issuers	$5,623,172
Interest	105,755,868
Interfund lending	684
Foreign taxes withheld	(11,029)
Total income	111,368,695
Expenses:
Management services fees	11,159,521
Distribution and/or service fees
Class 2	23,015
Service fees	5,870
Custodian fees	39,201
Printing and postage fees	6,155
Accounting services fees	32,888
Legal fees	31,575
Interest on collateral	6,024
Compensation of chief compliance officer	426
Compensation of board members	31,149
Deferred compensation of board members	42,251
Other	36,041
Total expenses	11,414,116
Net investment income	99,954,579
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(61,437,347)
Investments — affiliated issuers	(9,809)
Futures contracts	(924,417)
Swap contracts	(1,761,812)
Net realized loss	(64,133,385)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(24,093,171)
Investments — affiliated issuers	(6,693)
Foreign currency translations	(2)
Futures contracts	(13,113,413)
Swap contracts	1,184,896
Net change in unrealized appreciation (depreciation)	(36,028,383)
Net realized and unrealized loss	(100,161,768)
Net decrease in net assets resulting from operations	$(207,189)
The accompanying Notes to Financial Statements are an integral part of this statement.

Variable Portfolio – Partners Core Bond Fund  | 2024

Statement of Changes in Net Assets

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Operations
Net investment income	$99,954,579	$177,682,093
Net realized loss	(64,133,385)	(220,653,907)
Net change in unrealized appreciation (depreciation)	(36,028,383)	333,479,767
Net increase (decrease) in net assets resulting from operations	(207,189)	290,507,953
Distributions to shareholders
Net investment income and net realized gains
Class 1	—	(131,798,480)
Class 2	—	(417,258)
Total distributions to shareholders	—	(132,215,738)
Decrease in net assets from capital stock activity	(41,098,219)	(131,877,018)
Total increase (decrease) in net assets	(41,305,408)	26,415,197
Net assets at beginning of period	4,883,986,581	4,857,571,384
Net assets at end of period	$4,842,681,173	$4,883,986,581

	Six Months Ended		Year Ended
	June 30, 2024 (Unaudited)		December 31, 2023
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	1,128,557	10,882,130	1,425,475	13,572,030
Distributions reinvested	—	—	14,066,007	131,798,480
Shares redeemed	(5,588,077)	(53,713,218)	(29,771,471)	(279,595,009)
Net decrease	(4,459,520)	(42,831,088)	(14,279,989)	(134,224,499)
Class 2
Shares sold	283,032	2,717,564	430,732	4,045,293
Distributions reinvested	—	—	44,722	417,258
Shares redeemed	(102,889)	(984,695)	(224,605)	(2,115,070)
Net increase	180,143	1,732,869	250,849	2,347,481
Total net decrease	(4,279,377)	(41,098,219)	(14,029,140)	(131,877,018)
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund  | 2024

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2024 (Unaudited)	$9.73	0.20	(0.20)	0.00 (c)	—	—	—
Year Ended 12/31/2023	$9.41	0.35	0.23	0.58	(0.26)	—	(0.26)
Year Ended 12/31/2022	$11.12	0.24	(1.71)	(1.47)	(0.17)	(0.07)	(0.24)
Year Ended 12/31/2021	$11.72	0.18	(0.32)	(0.14)	(0.17)	(0.29)	(0.46)
Year Ended 12/31/2020	$11.15	0.22	0.70	0.92	(0.24)	(0.11)	(0.35)
Year Ended 12/31/2019	$10.52	0.29	0.61	0.90	(0.27)	—	(0.27)
Class 2
Six Months Ended 6/30/2024 (Unaudited)	$9.68	0.19	(0.20)	(0.01)	—	—	—
Year Ended 12/31/2023	$9.36	0.33	0.23	0.56	(0.24)	—	(0.24)
Year Ended 12/31/2022	$11.07	0.22	(1.71)	(1.49)	(0.15)	(0.07)	(0.22)
Year Ended 12/31/2021	$11.66	0.15	(0.31)	(0.16)	(0.14)	(0.29)	(0.43)
Year Ended 12/31/2020	$11.10	0.19	0.69	0.88	(0.21)	(0.11)	(0.32)
Year Ended 12/31/2019	$10.47	0.26	0.61	0.87	(0.24)	—	(0.24)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Rounds to zero.
(d)	Ratios include interest on collateral expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Variable Portfolio – Partners Core Bond Fund  | 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2024 (Unaudited)	$9.73	0.00%	0.48% (d)	0.48% (d)	4.18%	114%	$4,823,125
Year Ended 12/31/2023	$9.73	6.30%	0.48% (d)	0.48% (d)	3.69%	205%	$4,866,151
Year Ended 12/31/2022	$9.41	(13.29% )	0.47% (d)	0.47% (d)	2.45%	248%	$4,842,663
Year Ended 12/31/2021	$11.12	(1.24% )	0.47% (d)	0.47% (d)	1.55%	276%	$6,017,964
Year Ended 12/31/2020	$11.72	8.27%	0.48% (d)	0.48% (d)	1.90%	298%	$4,765,378
Year Ended 12/31/2019	$11.15	8.61%	0.48%	0.48%	2.69%	321%	$3,759,623
Class 2
Six Months Ended 6/30/2024 (Unaudited)	$9.67	(0.10% )	0.73% (d)	0.73% (d)	3.93%	114%	$19,556
Year Ended 12/31/2023	$9.68	6.06%	0.73% (d)	0.73% (d)	3.46%	205%	$17,836
Year Ended 12/31/2022	$9.36	(13.60% )	0.72% (d)	0.72% (d)	2.21%	248%	$14,909
Year Ended 12/31/2021	$11.07	(1.41% )	0.72% (d)	0.72% (d)	1.30%	276%	$16,962
Year Ended 12/31/2020	$11.66	7.97%	0.73% (d)	0.73% (d)	1.64%	298%	$16,394
Year Ended 12/31/2019	$11.10	8.39%	0.73%	0.73%	2.43%	321%	$11,721
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund  | 2024

Notes to Financial Statements
June 30, 2024 (Unaudited)
Note 1. Organization
Variable Portfolio – Partners Core Bond Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.

Variable Portfolio – Partners Core Bond Fund  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse or central counterparty stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or central counterparty may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
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Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to produce incremental earnings, to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and are entered into bilaterally or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty and the central counterparty becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the central counterparty in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the mark-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, the

Variable Portfolio – Partners Core Bond Fund  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
Fund has minimal credit exposure to the FCM because the central counterparty stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the bilateral counterparty, FCM or central counterparty, as applicable, may not fulfill its obligation under the contract.
Credit default swap contracts
The Fund entered into credit default swap contracts to increase or decrease its credit exposure to an index, to increase or decrease its credit exposure to a specific debt security or a basket of debt securities, as a protection buyer, to reduce overall credit exposure and to manage credit risk exposure. These instruments may be used for other purposes in future periods. Credit default swap contracts are transactions in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are typically bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2024:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	1,981,338 *

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	524,623 *

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

Variable Portfolio – Partners Core Bond Fund  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2024:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	(1,761,812)	(1,761,812)
Interest rate risk	(924,417)	—	(924,417)
Total	(924,417)	(1,761,812)	(2,686,229)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	1,184,896	1,184,896
Interest rate risk	(13,113,413)	—	(13,113,413)
Total	(13,113,413)	1,184,896	(11,928,517)
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended June 30, 2024:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	396,488,474
Futures contracts — short	3,209,202
Credit default swap contracts — buy protection	11,016,742
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.

Variable Portfolio – Partners Core Bond Fund  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. These transactions may increase the Fund’s portfolio turnover rate. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Interest only and principal only securities
The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income in the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income in the Statement of Operations. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income. For convertible securities, premiums attributable to the conversion feature are not amortized.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Variable Portfolio – Partners Core Bond Fund  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadvisers (see Subadvisory agreements below) have the primary responsibility for the day-to-day portfolio management of

Variable Portfolio – Partners Core Bond Fund  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.50% to 0.34% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2024 was 0.47% of the Fund’s average daily net assets.
Subadvisory agreements
The Investment Manager has entered into Subadvisory Agreements with Allspring Global Investments, LLC and J.P. Morgan Investment Management Inc., each of which subadvises a portion of the assets of the Fund. New investments in the Fund, net of redemptions, are allocated in accordance with the Investment Manager’s determination. Each subadviser’s proportionate share of investments in the Fund will vary due to market fluctuations. The Investment Manager compensates each subadviser to manage the investment of the Fund’s assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2024 was 0.00% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares. The Fund pays no distribution and service fees for Class 1 shares.
Variable Portfolio – Partners Core Bond Fund  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through April 30, 2025 (%)
Class 1	0.53
Class 2	0.78
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At June 30, 2024, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
5,233,468,000	30,493,000	(270,866,000)	(240,373,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at December 31, 2023, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(238,596,251)	(288,286,514)	(526,882,765)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Variable Portfolio – Partners Core Bond Fund  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $5,555,626,021 and $5,473,681,168, respectively, for the six months ended June 30, 2024, of which $4,524,747,951 and $4,568,594,221, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and, by October 2, 2024, to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended June 30, 2024 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	700,000	5.86	6
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at June 30, 2024.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 26, 2023 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 26, 2023 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
Variable Portfolio – Partners Core Bond Fund  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
The Fund had no borrowings during the six months ended June 30, 2024.
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small movement in the underlying reference (which is generally the price, rate or other economic indicator associated with a security(ies), commodity, currency, index or other instrument or asset) may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk and pricing risk.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.

Variable Portfolio – Partners Core Bond Fund  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
Mortgage- and other asset-backed securities risk
The value of any mortgage-backed and other asset-backed securities including collateralized debt obligations, if any, held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market’s assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to liquidity risk and prepayment risk. A decline or flattening of housing values may cause delinquencies in mortgages (especially sub-prime or non-prime mortgages) underlying mortgage-backed securities and thereby adversely affect the ability of the mortgage-backed securities issuer to make principal and/or interest payments to mortgage-backed securities holders, including the Fund. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
Shareholder concentration risk
At June 30, 2024, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Variable Portfolio – Partners Core Bond Fund  | 2024

 Approval of Management and Subadvisory
Agreements
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Variable Portfolio - Partners Core Bond Fund (the Fund).  Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under the subadvisory agreements (the Subadvisory Agreements) between the Investment Manager and each of Allspring Global Investments, LLC and J.P. Morgan Investment Management Inc. (collectively, the Subadvisers), the Subadvisers provide portfolio management and related services for the Fund.
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement and the Subadvisory Agreements (together, the Advisory Agreements).  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April, May and June 2024, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.
The Board, at its June 27, 2024 Board meeting (the June Meeting), considered the renewal of each of the Advisory Agreements for additional one-year terms.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory and subadvisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of each of the Advisory Agreements. Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Advisory Agreements;
•
Subadvisory fees payable by the Investment Manager under the Subadvisory Agreements;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager and the Subadvisers under the Advisory Agreements, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;

Variable Portfolio – Partners Core Bond Fund  | 2024

Approval of Management and Subadvisory
Agreements (continued)
(Unaudited)
•
Information regarding the resources of the Investment Manager and Subadvisers, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.
Nature, extent and quality of services provided by the Investment Manager and the Subadvisers
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager and the Subadvisers, as well as their history, expertise, resources and relative capabilities, and the qualifications of their personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager, including, in particular, detailed information regarding the process employed for selecting and overseeing affiliated and unaffiliated subadvisers.  With respect to the Investment Manager, the Board also noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to each subadvised Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2023 in the performance of administrative services, and noted the various enhancements anticipated for 2024.  In evaluating the quality of services provided under the Advisory Agreements, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by the Investment Manager in addition to monitoring each Subadviser), noting that no changes were proposed from the forms of agreements previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
The Board considered each Subadviser’s organizational strength and resources, portfolio management team depth and capabilities and investment process.  The Board also considered each Subadviser’s capability and wherewithal to carry out its responsibilities under the applicable Subadvisory Agreement.  In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreements, including the scope of services required to be performed.  The Board noted that the terms of the Subadvisory Agreements are generally consistent with the terms of other subadvisory agreements for subadvisers who manage other funds managed by the Investment Manager.  It was observed that no changes were recommended to the Subadvisory Agreements. The Board took into account the Investment Manager’s representation that each Subadviser was in a position to provide quality services to the Fund. In this regard, the Board further observed the various services provided by the Investment Manager’s subadvisory oversight team.
Variable Portfolio – Partners Core Bond Fund  | 2024

Approval of Management and Subadvisory
Agreements (continued)
(Unaudited)
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Advisory Agreements supported the continuation of the Management Agreement and each of the Subadvisory Agreements.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
Additionally, the Board reviewed the performance of each of the Subadvisers and the Investment Manager’s process for monitoring such Subadvisers’ performance.  The Board considered, in particular, management’s rationale for recommending the continued retention of each Subadviser and management’s representations that the Investment Manager’s profitability is not the key factor driving their recommendation to select, renew or terminate a Subadviser.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s and Subadvisers’ performance and reputation generally, and the Investment Manager’s evaluation of the contribution of each Subadviser to the Fund’s investment mandate.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund, the Investment Manager and the Subadvisers, in light of other considerations, supported the continuation of the Management Agreement and each of the Subadvisory Agreements.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
Additionally, the Board reviewed the level of subadvisory fees paid to each Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund.  The Board also reviewed advisory fee rates charged by other comparable mutual funds employing each Subadviser to provide comparable subadvisory services.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees, subadvisory fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement and each of the Subadvisory Agreements.

Variable Portfolio – Partners Core Bond Fund  | 2024

Approval of Management and Subadvisory
Agreements (continued)
(Unaudited)
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  Because the Subadvisory Agreements were negotiated at arms-length by the Investment Manager, which is responsible for payments to the Subadvisers thereunder, the Board did not consider the profitability to each Subadviser from its relationship with the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that the profitability generated by the Investment Manager in 2023 had declined from 2022 levels, due to a variety of factors, including the decreased assets under management of the Funds. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement and each of the Subadvisory Agreements.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources.  The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.  The Board also noted that the breakpoints in the Subadvisory Agreements did not occur at the same levels as the breakpoints in the Management Agreement.  In this regard, the Board noted the potential challenges of seeking to tailor the Management Agreement breakpoints to those of a subadvisory agreement in this context.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement and each of the Subadvisory Agreements.  In reaching its conclusions, no single factor was determinative.
On June 27, 2024, the Board, including all of the Independent Trustees, determined that fees payable under each of the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided and approved the renewal of each of the Advisory Agreements.
Variable Portfolio – Partners Core Bond Fund  | 2024

Variable Portfolio – Partners Core Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2024 Columbia Management Investment Advisers, LLC.
SAR7052_12_P01_(08/24)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement regarding basis for approval of Investment Advisory Contract is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Variable Series Trust II

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	August 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	August 22, 2024

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	August 22, 2024

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	August 22, 2024